     As filed with the Securities and Exchange Commission on April 19, 2002.

                                                               File No. 33-19421
                                                                       811-05439
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                       [ ]
                                     -------

         Post-Effective Amendment No.   22                                 [X]
                                      ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   90                                       [X]
                                -------

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
--------
   X     on May 1, 2002 pursuant to paragraph (b) of Rule 485
--------
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
--------
         on ________, 2002 pursuant to paragraph (a)(1) of Rule 485
--------
         this post-effective amendment designates a new effective date for a -------- previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                     PART A

FORTIS OPPORTUNITY VARIABLE ANNUITY
VARIABLE ACCOUNT D
ISSUED BY:
FORTIS BENEFITS INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE:1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


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This prospectus describes information you should know before you purchase the Fortis Opportunity Variable Annuity. Please read it carefully.



Fortis Opportunity Variable Annuity is a contract between you and Fortis Benefits Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:



x  Flexible, because you may add Premium Payments at any time.



x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.



x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

--------------------------------------------------------------------------------


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (formerly Money Market Series) which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT (formerly U.S. Government Securities Series) which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly
  U. S. Government Securities Series of Fortis Series Fund, Inc.)



- HARTFORD BOND HLS FUND SUB-ACCOUNT (formerly Diversified Income Series) which purchases Class IA shares of Hartford Bond HLS Fund, Inc.



- HARTFORD MULTISECTOR BOND HLS FUND SUB-ACCOUNT (formerly AIM -- Multisector Bond Series) which purchases Class IA shares of Hartford Multisector Bond HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Multisector Bond Series of Fortis Series Fund, Inc.)



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (formerly High Yield Series) which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL STOCK II HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- International Stock Series II) which purchases Class IA shares of Hartford International Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series II of Fortis Series Fund, Inc.)



- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT (formerly Lazard Freres -- International Stock Series) which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series of Fortis Series Fund, Inc.)



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (formerly Global Growth Series) which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL EQUITY HLS FUND SUB-ACCOUNT (formerly MFS -- Global Equity Series) which purchases Class IA shares of Hartford Global Equity HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Global Equity Series of Fortis Series Fund, Inc.)



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (formerly Asset Allocation Series) which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD AMERICAN LEADERS HLS FUND SUB-ACCOUNT (formerly Federated -- American Leaders Series) which purchases Class IA shares of Hartford American Leaders HLS Fund of Hartford HLS Series Fund II, Inc. (formerly American Leaders Series of Fortis Series Fund, Inc.)



- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Value Series) which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)



- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly MFS -- Capital Opportunities Series) which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Capital Opportunities Series of Fortis Series Fund, Inc.)



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (formerly Growth & Income Series) which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT (formerly S&P 500 Index Series) which purchases Class IA shares of Hartford Index HLS Fund, Inc.



- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- Blue Chip Stock Series) which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock Series of Fortis Series Fund, Inc.)



- HARTFORD BLUE CHIP STOCK II HLS FUND SUB-ACCOUNT (formerly AIM -- Blue Chip Stock Series II) which purchases Class IA shares of Hartford Blue Chip Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock Series II of Fortis Series Fund, Inc.)



- HARTFORD LARGE CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Alliance -- Large Cap Growth Series) which purchases Class IA shares of Hartford Large Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Large Cap Growth Series of Fortis Series Fund, Inc.)



- HARTFORD INVESTORS GROWTH HLS FUND SUB-ACCOUNT (formerly MFS -- Investors Growth Series) which purchases Class IA shares of Hartford Investors Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Investors Growth Series of Fortis Series Fund, Inc.)



- HARTFORD MID CAP STOCK HLS FUND SUB-ACCOUNT (formerly Dreyfus -- Mid Cap Stock Series) which purchases Class IA shares of Hartford Mid Cap Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Mid Cap Stock Series of Fortis Series Fund, Inc.)



- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Growth Stock Series) which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)



- HARTFORD SMALL CAP VALUE HLS FUND SUB-ACCOUNT (formerly Berger -- Small Cap Value Series) which purchases Class IA shares of Hartford Small Cap Value HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Small Cap Value Series of Fortis Series Fund, Inc.)



- HARTFORD SMALL CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Aggressive Growth Series) which purchases Class IA shares of Hartford Small Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)



You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.



If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.



Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP:/WWW.SEC.GOV).



This Contract IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



This Contract may not be available for sale in all states.


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PROSPECTUS DATED: MAY 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

FORTIS BENEFITS INSURANCE COMPANY                                              3
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TABLE OF CONTENTS



                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     10
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                              10
----------------------------------------------------------------------
  The Separate Account                                           10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  13
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               16
----------------------------------------------------------------------
  Death Benefit                                                  18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  20
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                22
----------------------------------------------------------------------
  Legal Matters                                                  23
----------------------------------------------------------------------
  More Information                                               23
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       23
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         28
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          29
----------------------------------------------------------------------
APPENDIX II -- LOANS UNDER 403(B) QUALIFIED CONTRACTS            32
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         34
----------------------------------------------------------------------

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


DEFINITIONS



These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.



ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.



ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.



ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.



ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.



ANNUITY PERIOD: The time during which we make Annuity Payouts.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.



CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.



CODE: The Internal Revenue Code of 1986, as amended.



CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.



CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



FORTIS: Fortis Benefits Insurance Company, the company that issued this Contract.



FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".



GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

FORTIS BENEFITS INSURANCE COMPANY                                              5
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the next, and is also used to calculate your Annuity Payout amount.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PREMIUM PAYMENT: Money sent to us to be invested in your Contract.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.



REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.



SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                              FORTIS BENEFITS INSURANCE COMPANY
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                                   FEE TABLE



CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (as a percentage of
  Premium Payments) (1)                                            5%
    First Year (2)                                                 5%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year or later                                            0%
---------------------------------------------------------------------
CHARGE FOR EACH 403(B) CONTRACT LOAN                            $100
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                      $ 35
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.10%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.35%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from Premium Payment.



(3) An annual $35 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example.



The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $25,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

FORTIS BENEFITS INSURANCE COMPANY                                              7
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                   OTHER          TOTAL FUND
                                                              MANAGEMENT FEES    EXPENSES     OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%           0.03%            0.48%
----------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                       0.47%           0.04%            0.51%
----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%           0.03%            0.51%
----------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                 0.75%           0.11%            0.86%
----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%           0.04%            0.81%
----------------------------------------------------------------------------------------------------------------
Hartford International Stock II HLS Fund                           0.90%           0.14%            1.04%
----------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                              0.84%           0.10%            0.94%
----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%           0.07%            0.81%
----------------------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund                                    1.00%           0.39%            1.39%
----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%           0.03%            0.66%
----------------------------------------------------------------------------------------------------------------
Hartford American Leaders HLS Fund                                 0.90%           0.15%            1.05%
----------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.68%           0.05%            0.73%
----------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                            0.90%           0.26%            1.16%
----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%           0.04%            0.79%
----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%           0.03%            0.43%
----------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                                  0.87%           0.05%            0.92%
----------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock II HLS Fund                               0.95%           0.15%            1.10%
----------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                                 0.90%           0.05%            0.95%
----------------------------------------------------------------------------------------------------------------
Hartford Investors Growth HLS Fund                                 0.90%           0.61%            1.51%
----------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                    0.90%           0.12%            1.02%
----------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.61%           0.04%            0.65%
----------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                                  0.89%           0.07%            0.96%
----------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                                 0.63%           0.05%            0.68%
----------------------------------------------------------------------------------------------------------------

8                                              FORTIS BENEFITS INSURANCE COMPANY
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                  If you Surrender your Contract:   If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS  5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $66    $110     $154      $226    $19     $60    $103     $225     $20       $61      $104       $226
 --------------------------------------------------------------------------------------------------------------------------
 Hartford U.S.
   Government
   Securities
   HLS Fund        $66    $111     $156      $229    $19     $61    $105     $228     $20       $62      $106       $229
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $66    $111     $156      $229    $19     $61    $105     $228     $20       $62      $106       $229
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Multisector
   Bond HLS Fund   $70    $121     $174      $266    $23     $72    $123     $264     $24       $73      $124       $266
 --------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $69    $120     $172      $260    $22     $70    $121     $259     $23       $71      $122       $260
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Stock II HLS
   Fund            $71    $127     $183      $284    $24     $77    $132     $283     $25       $78      $133       $284
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Stock HLS
   Fund            $70    $124     $178      $274    $23     $74    $127     $273     $24       $75      $128       $274
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $69    $120     $172      $260    $22     $70    $121     $259     $23       $71      $122       $260
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Equity HLS
   Fund            $75    $137     $201      $319    $28     $88    $150     $318     $29       $89      $151       $319
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $67    $115     $164      $245    $21     $65    $113     $244     $21       $66      $114       $245
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   American
   Leaders HLS
   Fund            $71    $127     $184      $285    $25     $77    $133     $284     $25       $78      $134       $285
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Value
   Opportunities
   HLS Fund        $68    $117     $167      $252    $21     $68    $116     $251     $22       $69      $117       $252
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Opportunities
   HLS Fund        $73    $130     $189      $296    $26     $81    $139     $295     $27       $82      $139       $296
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $69    $119     $171      $258    $22     $69    $120     $257     $23       $70      $121       $258
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $65    $109     $152      $220    $18     $58    $101     $219     $19       $59      $102       $220
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Blue
   Chip Stock
   HLS Fund        $70    $123     $177      $272    $23     $73    $126     $271     $24       $74      $127       $272
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Blue
   Chip Stock II
   HLS Fund        $72    $128     $186      $290    $25     $79    $135     $289     $26       $80      $136       $290
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Large
   Cap Growth
   HLS Fund        $70    $124     $179      $275    $24     $74    $128     $274     $24       $75      $129       $275
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Investors
   Growth HLS
   Fund            $76    $141     $207      $330    $29     $92    $156     $329     $30       $92      $157       $330
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Mid
   Cap Stock HLS
   Fund            $71    $126     $182      $282    $24     $77    $131     $281     $25       $77      $132       $282
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   Opportunities
   HLS Fund        $67    $115     $163      $244    $21     $65    $112     $243     $21       $66      $113       $244
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Value HLS
   Fund            $71    $124     $179      $276    $24     $75    $128     $275     $25       $76      $129       $276
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Growth
   HLS Fund        $68    $116     $165      $247    $21     $66    $114     $246     $22       $67      $115       $247
 --------------------------------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              9
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HIGHLIGHTS



HOW DO I PURCHASE THIS CONTRACT?



You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.



WHAT TYPE OF SALES CHARGE WILL I PAY?



You don't pay a sales charge when you purchase your Contract.



We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------



You won't be charged a Contingent Deferred Sales Charge on:



x  The Annual Withdrawal Amount



x a Premium Payments or earnings that have been in your Contract for more than five years



x  a Distributions made due to death



x  Most payments we made to you as part of your Contract Payout



IS THERE AN ANNUAL MAINTENANCE FEE?



We deduct a $35.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



In addition to the Annual Maintenance Fee, you pay the following charges each year:



- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.



- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Funds.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



CAN I TAKE OUT ANY OF MY MONEY?



You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.



WILL FORTIS PAY A DEATH BENEFIT?



There is a Death Benefit if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.



If your Contract was issued with the Enhanced Death Benefit Rider and death occurs before the Contract Owners 75th birthday, the Death Benefit is the greatest of:



- The total Premium Payments you have made to us minus any partial Surrenders compounded annually at 3% capped at a maximum of 200% of total Premium Payments minus any partial Surrenders (the "Rollup Amount"); or



- The Contract Value of your Contract; or



- The Contract Value on the last five-year Contract Anniversary before death, minus any partial Surrenders since that anniversary.



See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?



When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with an qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want

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before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



GENERAL CONTRACT INFORMATION

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FORTIS BENEFITS INSURANCE COMPANY



Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis is an indirectly wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis N.V. and 50% by Fortis FA/NV. Fortis, Inc. manages the United States operations for these two companies.



Fortis N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis FA/NV is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis N.V. and Fortis FA/ NV have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.



All of the guarantees and commitments under the contracts are general obligations of Fortis, regardless of whether you have allocated the contract value to the Separate Account or to the Fixed Accumulation Feature. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.



On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to reinsure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                FORTIS' RATINGS



                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING          BASIS OF RATING
-------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01                A    Financial strength
-------------------------------------------------------------------------------
 Standard & Poor's         9/20/01               AA-   Financial security
                                                       characteristics
-------------------------------------------------------------------------------



These ratings apply to Fortis' ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.



THE SEPARATE ACCOUNT



The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:



- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.



- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.



- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.



THE FUNDS



Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc.



Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S.

FORTIS BENEFITS INSURANCE COMPANY                                             11
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Government Securities HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford American Leaders HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Investors Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford Small Cap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, U.S. Government Securities Series, Multisector Bond Series, High Yield Series, International Stock Series, International Stock Series II, Global Growth Series, Global Equity Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, Blue Chip Stock, Blue Chip Stock Series II, Large Cap Growth Series, Investors Growth Series, Mid Cap Stock Series, Growth Stock Series, Small Cap Value Series and Aggressive Growth Series.



HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.



Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, and Hartford Small Cap Growth HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").



Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").



Hartford Multisector Bond HLS Fund and Hartford Blue Chip Stock II HLS Fund are sub-advised by A I M Capital Management, Inc.



Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.



Hartford International Stock II HLS Fund is sub-advised by T. Rowe Price International, Inc.



Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.



Hartford Global Equity HLS Fund, Hartford Capital Opportunities HLS Fund and Hartford Investors Growth HLS Fund are sub-advised by Massachusetts Financial Services Company.



Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.



Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.



Hartford Small Cap Value HLS Fund is sub-advised by Berger LLC, which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.



Hartford American Leaders HLS Fund is sub-advised by Federated Investment Management Company.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



HARTFORD MONEY MARKET HLS FUND (formerly Money Market Series) -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.



HARTFORD BOND HLS FUND (formerly Diversified Income Series) -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD MULTISECTOR BOND HLS FUND (formerly Multisector Bond Series) -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.



HARTFORD HIGH YIELD HLS FUND (formerly High Yield Series) -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund.Sub-advised by HIMCO.



HARTFORD INTERNATIONAL STOCK II HLS FUND (formerly International Stock
Series II) -- Seeks long-term growth of capital. Sub-advised by T. Rowe Price International, Inc.



HARTFORD INTERNATIONAL STOCK HLS FUND (formerly International Stock
Series) -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.



HARTFORD GLOBAL LEADERS HLS FUND (formerly Global Growth Series) -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

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HARTFORD GLOBAL EQUITY HLS FUND (formerly Global Equity Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.



HARTFORD ADVISERS HLS FUND (formerly Asset Allocation Series) -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD AMERICAN LEADERS HLS FUND (formerly American Leaders Series) -- Seeks long-term growth of capital. The secondary objective is to provide income. Sub-advised by Federated Investment Management Company.



HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks short and long term capital appreciation. Sub-advised by Wellington.



HARTFORD CAPITAL OPPORTUNITIES HLS FUND (formerly Capital Opportunities Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services, Inc.



HARTFORD GROWTH AND INCOME HLS FUND (formerly Growth & Income Series) -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND (formerly S&P 500 Index) -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD BLUE CHIP STOCK HLS FUND (formerly Blue Chip Stock Series) -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.



HARTFORD BLUE CHIP STOCK II HLS FUND (formerly Blue Chip Stock
Series II) -- Seeks long-term growth of capital with a secondary objective of current income. Sub-advised by AIM Capital Management, Inc.



HARTFORD LARGE CAP GROWTH HLS FUND (formerly Large Cap Growth Series) -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management Company.



HARTFORD INVESTORS GROWTH HLS FUND (formerly Investors Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income. Sub-advised by Massachusetts Financial Services Company.



HARTFORD MID CAP STOCK HLS FUND (formerly Mid Cap Stock Series) -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.



HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks long-term capital appreciation. Sub-advised by Wellington.



HARTFORD SMALL CAP VALUE HLS FUND (formerly Small Cap Value Series) -- Seeks capital appreciation. Sub-advised by Berger, LLC.



HARTFORD SMALL CAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.



- Arrange for the handling and tallying of proxies received from Contract
  Owners.



- Vote all Fund shares attributable to your Contract according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

FORTIS BENEFITS INSURANCE COMPANY                                             13
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We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



ADMINISTRATIVE SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative services and the Funds pay a fee that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.



PERFORMANCE RELATED INFORMATION

--------------------------------------------------------------------------------


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.



The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.



We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.



FIXED ACCUMULATION FEATURE

--------------------------------------------------------------------------------


IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

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Currently, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.



Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of 4% per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 4% for any given year.



From time to time, we may credit increased interest rates under certain programs established in our sole discretion.



DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.



We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



We reserve the right to limit the total number of DCA Programs to 5 Programs open at any one time.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.



We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.



THE CONTRACT

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PURCHASES AND CONTRACT VALUE



WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;



- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;



- Individual Retirement Annuities adopted according to Section 408 of the Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

FORTIS BENEFITS INSURANCE COMPANY                                             15
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The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



HOW DO I PURCHASE A CONTRACT?



You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.



You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?



We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.



The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?



The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.



To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by



- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus



- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.



We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.



CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock

16                                             FORTIS BENEFITS INSURANCE COMPANY
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Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.



SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.



POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.



FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:



- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or



- An amount equal to the largest previous transfer.



These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.



FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.



CHARGES AND FEES



The following charges and fees are associated with the Contract:



THE CONTINGENT DEFERRED SALES CHARGE



The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

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The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:



NUMBER OF YEARS FROM
      PREMIUM         CONTINGENT DEFERRED
      PAYMENT            SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------



THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.



- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN 7FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.



UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:



- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.



- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.



- On or after the Annuitant's 110th birthday.



THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).



- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- Upon cancellation during the Right to Cancel Period.



MORTALITY AND EXPENSE RISK CHARGE



For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:



- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.



During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.



Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.



- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee

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based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.



ADMINISTRATIVE CHARGE



This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.



ANNUAL MAINTENANCE FEE



The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $35 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.



WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?



We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.



PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.



CHARGES AGAINST THE FUNDS



The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.



DEATH BENEFIT



WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



The Death Benefit is the amount we will pay upon the death of the Contract Owner. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.



Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.



If your Contract was issued with the Enhanced Death Benefit Rider after May 1, 1997, the Death Benefit is calculated as follows:



If death occurs before the Contract Owner's 75th birthday, the Death Benefit is the greatest of:



- The total Premium Payments you have made to us minus any partial Surrenders compounded annually at 3% capped at a maximum of 200% of total Premium Payments minus any partial Surrenders (the "Rollup Amount");or



- The Contract Value of your Contract; or



- The Contract Value on the last five-year Contract Anniversary before death, minus any partial Surrenders since that anniversary.



If death occurs on or after the Contract Owner's 75th birthday, the Death Benefit is the greatest of:



- The Rollup Amount on the Contract Owner's 75th birthday plus any Premium Payments made since that birthday minus any partial Surrenders since that birthday; or



- The Contract Value of your Contract; or



- The Contract Value on the last five-year Contract Anniversary before the decedent reached age 75, minus any partial Surrenders since that anniversary.



If your Contract was issued without the Enhanced Death Benefit Rider or before May 1, 1997, the Death Benefit is calculated as follows:



- The total Premium Payments you have made to us minus any partial Surrenders;
  or



- The Contract Value of your Contract; or



- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.



HOW IS THE DEATH BENEFIT PAID?



The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the

FORTIS BENEFITS INSURANCE COMPANY                                             19
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Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.



The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.



There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.



REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.



If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.



If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.



WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.



SURRENDERS



WHAT KINDS OF SURRENDERS ARE AVAILABLE?



FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.



PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:



- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and



- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $1,000 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.



HOW DO I REQUEST A SURRENDER?



Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.



WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



- your tax withholding amount or percentage, if any, and



- your mailing address.



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

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TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.



WHAT SHOULD BE CONSIDERED ABOUT TAXES?



There are certain tax consequences associated with Surrenders:



PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.



WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.



MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.



INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.



ANNUITY PAYOUTS

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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:



- When do you want Annuity Payouts to begin?



- Which Annuity Payout Option do you want to use?



- How often do you want to receive Annuity Payouts?



- What level of Assumed Investment Return should you choose?



- Do you want Annuity Payouts to be fixed or variable or a combination?



Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.



1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.



The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.



All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.



2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity

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Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.



LIFE ANNUITY



We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS



We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.



JOINT AND FULL SURVIVOR ANNUITY



We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.



JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY



We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.



We may offer other Annuity Payout Options available.



IMPORTANT INFORMATION:



- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.



- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.



- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



3.HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?



In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:



- monthly,



- quarterly,



- semiannually, or



- annually.



Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.



WHAT IS THE ASSUMED INVESTMENT RETURN?



The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.



For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.



Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.



DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?



You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.



FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.



VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts,

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we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.



The dollar amount of the first variable Annuity Payout depends on:



- the Annuity Payout Option chosen,



- the Annuitant's attained age and gender (if applicable), and,



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table



- the Assumed Investment Return



The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:



Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.



The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.



COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.



TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.



OTHER PROGRAMS AVAILABLE

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INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.



AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.



ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.



OTHER INFORMATION

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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty

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taxes. Please consult a qualified tax adviser before assigning your Contract.



A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.



CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.



We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.



HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.



Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.



Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



LEGAL MATTERS



There are no material legal proceedings pending to which the Separate Account is a party.



Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Minnesota law is Douglas R. Lowe, corporate counsel, Fortis Benefits Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.



MORE INFORMATION



You may call your Registered Representative if you have any questions or write or call us at the address below:



Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone:1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)



FEDERAL TAX CONSIDERATIONS

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What are some of the federal tax consequences which affect these Contracts?



A.  GENERAL



Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.



Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.



Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:



- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.



A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.



 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any

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    surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Fortis believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3.  Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and



    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must

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    be made and payments must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.



 3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments, and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.



D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.



E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

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F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Fortis to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION




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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER
SECTION 408



TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.



SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value.



Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.



5 FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

FORTIS BENEFITS INSURANCE COMPANY                                             31
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the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.



(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.



Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions;



- hardship distributions;



- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or



- direct transfer distributions.



Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



Certain states require withholding of state taxes when federal income tax is withheld.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

32                                             FORTIS BENEFITS INSURANCE COMPANY
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APPENDIX II -- LOANS UNDER 403(B) QUALIFIED CONTRACTS



During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.



Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.



There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.



We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:



(1) 50% of the Contract Value, or



(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.



Certain plans impose additional loan limitations. If your plan is part of:



- a governmental employer plan,



- a church plan, or



- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
  Act),



then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:



(1) $10,000 or



(2) the Contract Value less one year's interest on the loan.



In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of



(1) $10,000 or



(2) the Contract Value less one year's interest on the loan.



Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.



Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.



For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.



For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average-Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.



Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".



The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.



You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.



If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.



If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.

FORTIS BENEFITS INSURANCE COMPANY                                             33
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Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.



Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.



When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.



Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

34                                             FORTIS BENEFITS INSURANCE COMPANY
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APPENDIX III -- ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  Accumulation Unit Value at beginning of period         $ 1.662    $ 1.587    $ 1.532    $ 1.475    $ 1.418    $ 1.367    $ 1.311
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 1.705    $ 1.662    $ 1.587    $ 1.532    $ 1.475    $ 1.418    $ 1.367
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  55,137     39,595     59,567     39,532     31,492     36,221     26,916
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Accumulation Unit Value at beginning of period         $19.655    $17.823    $18.421    $17.150    $15.935    $15.805    $13.483
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $20.852    $19.655    $17.823    $18.421    $17.150    $15.935    $15.805
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   6,250      5,978      6,962      7,578      7,744      9,635     10,990
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  Accumulation Unit Value at beginning of period         $ 2.118    $ 1.998    $ 2.059    $ 1.963    $ 1.801    $ 1.753    $ 1.515
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 2.229    $ 2.118    $ 1.998    $ 2.059    $ 1.963    $ 1.801    $ 1.753
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  34,033     37,519     46,271     51,323     49,943     55,654     59,214
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MULTISECTOR BOND HLS FUND
  Accumulation Unit Value at beginning of period         $12.436    $12.092    $13.254    $11.837    $11.961    $11.743    $10.000
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $12.957    $12.436    $12.092    $13.254    $11.837    $11.961    $11.743
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,539      1,388      1,403      1,236      1,123      1,088        574
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  Accumulation Unit Value at beginning of period         $11.814    $12.799    $12.823    $12.917    $11.928    $10.941    $ 9.834
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $11.800    $11.814    $12.799    $12.823    $12.917    $11.928    $10.941
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   3,253      3,778      4,713      4,985      4,195      3,338      2,321
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK II HLS FUND
  Accumulation Unit Value at beginning of period         $14.633    $16.150    $16.513    $14.433    $12.884    $11.590    $10.000
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $11.335    $14.633    $16.150    $16.513    $14.433    $12.884    $11.590
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   2,086      2,403      3,230      3,315      2,918      2,331      1,118
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
  Accumulation Unit Value at beginning of period         $17.572    $19.711    $16.113    $14.022    $12.690    $11.271    $10.000
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $13.126    $17.572    $19.711    $16.113    $14.022    $12.690    $11.271
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   5,081      5,689      5,344      4,752      4,240      3,137      1,157
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  Accumulation Unit Value at beginning of period         $17.572    $17.572    $17.572    $17.572    $17.572    $17.572    $17.572
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $20.328    $27.039    $33.343    $21.433    $19.508    $18.510    $15.754
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   8,255      9,792      9,641     11,745     13,726     13,714     10,770
-----------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------
SUB-ACCOUNT                                                 1994       1993       1992
-------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  Accumulation Unit Value at beginning of period         $ 1.278    $ 1.261    $ 1.237
-------------------------------------------------------
  Accumulation Unit Value at end of period               $ 1.311    $ 1.278    $ 1.261
------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  30,698     21,315     20,674
-------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  Accumulation Unit Value at beginning of period         $14.609    $13.529    $12.922
-------------------------------------------------------
  Accumulation Unit Value at end of period               $13.483    $14.609    $13.529
----------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  12,272     15,602      9,506
-------------------------------------------------------
HARTFORD BOND HLS FUND
  Accumulation Unit Value at beginning of period         $ 1.621    $ 1.457    $ 1.379
-------------------------------------------------------
  Accumulation Unit Value at end of period               $ 1.515    $ 1.621    $ 1.457
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  62,745     56,006     19,354
-------------------------------------------------------
HARTFORD MULTISECTOR BOND HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  Accumulation Unit Value at beginning of period         $10.000      --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period               $ 9.834      --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,217      --         --
-------------------------------------------------------
HARTFORD INTERNATIONAL STOCK II HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  Accumulation Unit Value at beginning of period         $17.572    $17.572    $10.000
-------------------------------------------------------
  Accumulation Unit Value at end of period               $12.236    $12.784    $10.989
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  10,056      5,109        699
-------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                             35
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                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL EQUITY HLS FUND
  Accumulation Unit Value at beginning of period         $ 9.264    $10.000      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 8.260    $ 9.264      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     445        280      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  Accumulation Unit Value at beginning of period         $ 3.877    $ 3.923    $ 3.326    $ 2.810    $ 2.368    $ 2.134    $ 1.773
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 3.561    $ 3.877    $ 3.923    $ 3.326    $ 2.810    $ 2.368    $ 2.134
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                 122,799    144,889    152,820    160,803    156,036    154,526    148,700
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD AMERICAN LEADERS HLS FUND
  Accumulation Unit Value at beginning of period         $10.392    $10.000      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 9.895    $10.392      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                     750        180      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $18.559    $15.875    $14.768    $13.652    $11.048    $10.000      --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $17.843    $18.559    $15.875    $14.768    $13.652    $11.048      --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   5,066      4,407      4,744      4,869      3,402      1,072      --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $ 8.754    $10.000      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 6.595    $ 8.754      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,645        763      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  Accumulation Unit Value at beginning of period         $24.661    $23.775    $21.767    $19.488    $15.468    $12.904    $10.083
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $21.999    $24.661    $23.775    $21.767    $19.488    $15.468    $12.904
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   7,748      9,221     10,995     12,172     11,003      7,893      4,204
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  Accumulation Unit Value at beginning of period         $19.808    $22.189    $18.689    $14.787    $11.326    $10.000      --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $17.140    $19.808    $22.189    $18.689    $14.787    $11.326      --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  12,577     14,152     14,134     10,441      5,492      1,260      --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
  Accumulation Unit Value at beginning of period         $20.758    $21.571    $18.238    $14.429    $11.520    $10.000      --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $17.526    $20.758    $21.571    $18.238    $14.429    $11.520      --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   9,325     10,307      9,672      7,549      4,150        915      --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK II HLS FUND
  Accumulation Unit Value at beginning of period         $ 8.728    $10.000      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 6.673    $ 8.728      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,388        835      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------
SUB-ACCOUNT                                                 1994       1993       1992
-------------------------------------------------------
HARTFORD GLOBAL EQUITY HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  Accumulation Unit Value at beginning of period         $ 1.797    $ 1.665    $ 1.578
-------------------------------------------------------
  Accumulation Unit Value at end of period               $ 1.773    $ 1.797    $ 1.665
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                 137,642    106,835     49,689
-------------------------------------------------------
HARTFORD AMERICAN LEADERS HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  Accumulation Unit Value at beginning of period         $10.000      --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period               $10.083      --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,490      --         --
-------------------------------------------------------
HARTFORD INDEX HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD BLUE CHIP STOCK II HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------

36                                             FORTIS BENEFITS INSURANCE COMPANY
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                                                                                  YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $11.946    $14.734    $11.755    $10.000      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $10.029    $11.946    $14.734    $11.755      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   5,343      5,763      3,963        843      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INVESTORS GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $ 8.905    $10.000      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 6.607    $ 8.905      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,037        509      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MID CAP STOCK HLS FUND
  Accumulation Unit Value at beginning of period         $11.303    $10.538    $ 9.625    $10.000      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $10.685    $11.303    $10.538    $ 9.625      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   2,689      2,298      1,441        765      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $ 6.079    $ 5.925    $ 3.870    $ 3.296    $ 2.971    $ 2.587    $ 2.054
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $ 4.626    $ 6.079    $ 5.925    $ 3.870    $ 3.296    $ 2.971    $ 2.587
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                  97,663    111,544    114,976    136,042    156,976    169,094    160,247
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP VALUE HLS FUND
  Accumulation Unit Value at beginning of period         $13.357    $10.659    $ 9.367    $10.000      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $15.945    $13.357    $10.659    $ 9.367      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   4,532      3,045      2,497      1,098      --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $27.382    $32.680    $35.829    $13.241    $13.232    $12.461    $ 9.723
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value at end of period               $21.561    $27.382    $32.680    $35.829    $13.241    $13.232    $12.461
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   7,229      8,240      6,380      6,166      6,552      5,707      3,034
-----------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
-------------------------------------------------------
SUB-ACCOUNT                                                 1994       1993       1992
-------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD INVESTORS GROWTH HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD MID CAP STOCK HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  Accumulation Unit Value at beginning of period         $ 2.142    $ 1.996    $ 1.966
-------------------------------------------------------
  Accumulation Unit Value at end of period               $ 2.054    $ 2.142    $ 1.996
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                 148,657    118,721     79,582
-------------------------------------------------------
HARTFORD SMALL CAP VALUE HLS FUND
  Accumulation Unit Value at beginning of period           --         --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period                 --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   --         --         --
-------------------------------------------------------
HARTFORD SMALL CAP GROWTH HLS FUND
  Accumulation Unit Value at beginning of period         $10.000      --         --
-------------------------------------------------------
  Accumulation Unit Value at end of period               $ 9.723      --         --
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                   1,156      --         --
-------------------------------------------------------



(a)  Inception date May 1, 2000.

To obtain a Statement of Additional Information, please complete the form below and mail to:



    Fortis Benefits Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for Fortis Opportunity variable annuity to me at the following address:



--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D

                          OPPORTUNITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Fortis Benefits
Insurance Company
Attn: Investment Product Services, P.O. Box 5085, Hartford, CT  06102-5085.

Date of Prospectus:  May 1, 2002
Date of Statement of Additional Information: May 1, 2002


                                TABLE OF CONTENTS

GENERAL INFORMATION                                                        2
      Safekeeping of Assets                                                2
      Independent Public Accountants                                       2
      Non-Participating                                                    2
      Misstatement of Age or Sex                                           3
      Principal Underwriter                                                3
PERFORMANCE RELATED INFORMATION                                            3
      Total Return for all Sub-Accounts                                    3
      Yield for Sub-Accounts                                               4
      Money Market Sub-Accounts                                            4
      Additional Materials                                                 5
      Performance Comparisons                                              5
PERFORMANCE TABLES                                                         7
FINANCIAL STATEMENTS                                                       SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account D as of December 31, 2001 and the related audited statements of operations and changes in net assets for the period then ended, included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The audited financial statements for Fortis Benefits Insurance Company at December 31, 2001 and 2000 and for the years then ended and the audited statements of changes in net assets of Fortis Benefits Insurance Company Variable Account D for the year ended December 31, 2000 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

Ernst & Young LLP, independent auditors, have audited our Fortis Benefits Insurance Company financial statements for the year ended December 31, 1999, as set forth in their report. We've included the Fortis Benefits Insurance Company financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Woodbury is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Woodbury is ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of Woodbury is 500 Bielenberg Drive, Woodbury, MN 55125.

Woodbury Financial Services, Inc. (""Woodbury Financial''), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $48,774,402, $55,661,956 and $34,037,583 to Woodbury Financial for annuity contract distribution services during 1999, 2000 and 2001 respectively. Of these totals, the sums of $7,643,966, $9,648,917 and $9,083,804 for the years 1999, 2000, and 2001 respectively, was not reallowed to other broker-dealers.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

                                                                        n
The formula Fortis uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

                                                                    6
The formula Fortis uses to calculate yield is: YIELD = 2[(A-B/CD +1)  -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:
                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

|X| The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

|X| The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

|X| The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

|X| The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

|X| The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------
                                                         SUB-ACCOUNT                                             SINCE
SUB-ACCOUNT                                             INCEPTION DATE   1 YEAR       5 YEAR       10 YEAR     INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                            05/01/1988     -0.96%        0.52%        0.28%        1.64%

Hartford U.S. Government Securities HLS Fund              05/01/1989      2.59%        2.54%        2.37%        4.10%

Hartford Bond HLS Fund                                    05/01/1988      1.75%        1.21%        2.39%        4.28%

Hartford Multisector Bond HLS Fund                        01/03/1995      0.69%       -1.91%        NA           1.18%

Hartford High Yield HLS Fund                              05/01/1994     -3.62%       -4.03%        NA          -0.87%

Hartford International Stock II HLS Fund                  01/03/1995    -26.04%       -6.76%        NA          -1.13%

Hartford International Stock HLS Fund                     01/03/1995    -28.80%       -2.99%        NA           1.41%

Hartford Global Leaders HLS Fund                          05/01/1992    -28.32%       -1.59%        NA           5.75%

Hartford Global Equity HLS Fund                           05/01/2000    -14.34%        NA           NA         -13.11%

Hartford Advisers HLS Fund                                05/01/1988    -11.64%        5.84%        6.67%        8.64%

Hartford American Leaders HLS Fund                        05/01/2000     -8.29%        NA           NA           2.75%

Hartford Value Opportunities HLS Fund                     05/01/1996     -7.36%        7.56%        NA           8.75%

Hartford Capital Opportunities HLS Fund                   05/01/2000    -28.16%        NA           NA         -24.58%

Hartford Growth and Income HLS Fund                       05/01/1994    -14.29%        4.51%        NA           9.13%

Hartford Index HLS Fund                                   05/01/1996    -16.97%        6.00%        NA           7.90%

Hartford Blue Chip Stock HLS Fund                         05/01/1996    -19.07%        6.12%        NA           8.37%

Hartford Blue Chip Stock II HLS Fund                      05/01/2000    -27.05%        NA           NA         -24.03%

Hartford Large Cap Growth HLS Fund                        05/01/1998    -19.55%        NA           NA          -2.89%

Hartford Investors Growth HLS Fund                        05/01/2000    -29.30%        NA           NA         -24.50%

Hartford Mid Cap Stock HLS Fund                           05/01/1998     -8.97%        NA           NA          -1.01%

Hartford Growth Opportunities HLS Fund                    05/01/1988    -27.40%        6.68%        7.19%       11.01%

Hartford Small Cap Value HLS Fund                         05/01/1998     15.87%        NA           NA          11.46%

Hartford Small Cap Growth HLS Fund                        05/01/1994    -24.76%        7.78%        NA           8.81%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------
                                                        FUND INCEPTION                                           SINCE
SUB-ACCOUNT                                                  DATE         1 YEAR       5 YEAR       10 YEAR    INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                            05/01/1988       2.54%        3.74%        3.26%        3.98%

Hartford U.S. Government Securities HLS Fund              05/01/1989       6.09%        5.52%        4.90%        5.97%

Hartford Bond HLS Fund                                    05/01/1988       5.25%        4.35%        4.91%        6.04%

Hartford Multisector Bond HLS Fund                        01/03/1995       4.19%        1.61%        NA           3.77%

Hartford High Yield HLS Fund                              05/01/1994      -0.12%       -0.22%        NA           2.18%

Hartford International Stock II HLS Fund                  01/03/1995     -22.54%       -2.54%        NA           1.81%

Hartford International Stock HLS Fund                     01/03/1995     -25.30%        0.68%        NA           3.96%

Hartford Global Leaders HLS Fund                          05/01/1992     -24.82%        1.89%        NA           7.61%

Hartford Global Equity HLS Fund                           05/01/2000     -10.84%        NA           NA         -10.83%

Hartford Advisers HLS Fund                                05/01/1988      -8.14%        8.49%        8.48%        9.73%

Hartford American Leaders HLS Fund                        05/01/2000      -4.79%        NA           NA          -0.63%

Hartford Value Opportunities HLS Fund                     05/01/1996      -3.86%       10.05%        NA          10.75%

Hartford Capital Opportunities HLS Fund                   05/01/2000     -24.66%        NA           NA         -22.08%

Hartford Growth and Income HLS Fund                       05/01/1994     -10.79%        7.29%        NA          10.82%

Hartford Index HLS Fund                                   05/01/1996     -13.47%        8.63%        NA           9.97%

Hartford Blue Chip Stock HLS Fund                         05/01/1996     -15.57%        8.75%        NA          10.40%

Hartford Blue Chip Stock II HLS Fund                      05/01/2000     -23.55%        NA           NA         -21.53%

Hartford Large Cap Growth HLS Fund                        05/01/1998     -16.05%        NA           NA           0.08%

Hartford Investors Growth HLS Fund                        05/01/2000     -25.80%        NA           NA         -21.99%

Hartford Mid Cap Stock HLS Fund                           05/01/1998      -5.47%        NA           NA           1.82%

Hartford Growth Opportunities HLS Fund                    05/01/1988     -23.90%        9.25%        8.93%       11.85%

Hartford Small Cap Value HLS Fund                         05/01/1998      19.37%        NA           NA          13.55%

Hartford Small Cap Growth HLS Fund                        05/01/1994     -21.26%       10.25%        NA          10.53%

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                           YIELD
-----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                                          5.17%

Hartford Bond HLS Fund                                                                7.77%

Hartford Multisector Bond HLS Fund                                                    0.00%

Hartford High Yield HLS Fund                                                         12.07%


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       YIELD                       EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                    0.51%                            0.51%

FORTIS OPPORTUNITY + VARIABLE ANNUITY
VARIABLE ACCOUNT D
ISSUED BY:
FORTIS BENEFITS INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE:1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase the Fortis Opportunity+ Variable Annuity. Please read it carefully.



Fortis Opportunity+ Variable Annuity is a contract between you and Fortis Benefits Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:



x  Flexible, because you may add Premium Payments at any time.



x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.



x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

--------------------------------------------------------------------------------


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (formerly Money Market Series) which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT (formerly U.S. Government Securities Series) which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly
  U. S. Government Securities Series of Fortis Series Fund, Inc.)



- HARTFORD BOND HLS FUND SUB-ACCOUNT (formerly Diversified Income Series) which purchases Class IA shares of Hartford Bond HLS Fund, Inc.



- HARTFORD MULTISECTOR BOND HLS FUND SUB-ACCOUNT (formerly AIM -- Multisector Bond Series) which purchases Class IA shares of Hartford Multisector Bond HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Multisector Bond
  Series of Fortis Series Fund, Inc.)



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (formerly High Yield Series) which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL STOCK II HLS FUND SUB-ACCOUNT (formerly T. Rowe
  Price -- International Stock Series II) which purchases Class IA shares of Hartford International Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series II of Fortis Series Fund, Inc.)



- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT (formerly Lazard Freres -- International Stock Series) which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series of Fortis Series Fund, Inc.)



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (formerly Global Growth Series) which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL EQUITY HLS FUND SUB-ACCOUNT (formerly MFS -- Global Equity Series) which purchases Class IA shares of Hartford Global Equity HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Global Equity Series of Fortis Series Fund, Inc.)



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (formerly Asset Allocation Series) which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD AMERICAN LEADERS HLS FUND SUB-ACCOUNT (formerly Federated -- American Leaders Series) which purchases Class IA shares of Hartford American Leaders HLS Fund of Hartford HLS Series Fund II, Inc. (formerly American Leaders Series of Fortis Series Fund, Inc.)



- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Value Series) which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis
  Series Fund, Inc.)



- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly MFS -- Capital Opportunities Series) which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Capital Opportunities Series of Fortis Series Fund, Inc.)



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (formerly Growth & Income Series) which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT (formerly S&P 500 Index Series) which purchases Class IA shares of Hartford Index HLS Fund, Inc.



- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- Blue Chip Stock Series) which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock
  Series of Fortis Series Fund, Inc.)



- HARTFORD BLUE CHIP STOCK II HLS FUND SUB-ACCOUNT (formerly AIM -- Blue Chip Stock Series II) which purchases Class IA shares of Hartford Blue Chip Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock Series II of Fortis Series Fund, Inc.)



- HARTFORD LARGE CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Alliance -- Large Cap Growth Series) which purchases Class IA shares of Hartford Large Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Large Cap Growth Series of Fortis Series Fund, Inc.)



- HARTFORD INVESTORS GROWTH HLS FUND SUB-ACCOUNT (formerly MFS -- Investors Growth Series) which purchases Class IA shares of Hartford Investors Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Investors Growth Series of Fortis Series Fund, Inc.)



- HARTFORD MID CAP STOCK HLS FUND SUB-ACCOUNT (formerly Dreyfus -- Mid Cap Stock Series) which purchases Class IA shares of Hartford Mid Cap Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Mid Cap Stock Series of Fortis Series Fund, Inc.)



- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Growth Stock Series) which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)



- HARTFORD SMALL CAP VALUE HLS FUND SUB-ACCOUNT (formerly Berger -- Small Cap Value Series) which purchases Class IA shares of Hartford Small Cap Value HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Small Cap Value Series of Fortis Series Fund, Inc.)



- HARTFORD SMALL CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Aggressive Growth Series) which purchases Class IA shares of Hartford Small Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)



You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.



If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.



Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP:/WWW.SEC.GOV).



This Contract IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



This Contract may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------


TABLE OF CONTENTS



                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     10
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                              10
----------------------------------------------------------------------
  The Separate Account                                           10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  13
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               16
----------------------------------------------------------------------
  Death Benefit                                                  18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  20
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                23
----------------------------------------------------------------------
  Legal Matters                                                  23
----------------------------------------------------------------------
  More Information                                               23
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       23
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         28
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          29
----------------------------------------------------------------------
APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS            32
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         34
----------------------------------------------------------------------

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


DEFINITIONS



These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.



ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.



ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by adjustments for any partial Surrenders since that anniversary.



ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.



ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.



ANNUITY PERIOD: The time during which we make Annuity Payouts.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.



CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.



CODE: The Internal Revenue Code of 1986, as amended.



CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.



CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



FORTIS: Fortis Benefits Insurance Company, the company that issued this Contract.



FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".



GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

FORTIS BENEFITS INSURANCE COMPANY                                              5
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the next, and is also used to calculate your Annuity Payout amount.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PREMIUM PAYMENT: Money sent to us to be invested in your Contract.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.



REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.



SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                              FORTIS BENEFITS INSURANCE COMPANY
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                                   FEE TABLE



CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (as a percentage of
  Premium Payments)(1)                                             5%
    First Year (2)                                                 5%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year or later                                            0%
---------------------------------------------------------------------
Charge for each 403(b) Contract Loan                            $100
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.10%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.35%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example.



The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $25,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

FORTIS BENEFITS INSURANCE COMPANY                                              7
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                      TOTAL FUND
                                                              MANAGEMENT    OTHER     OPERATING
                                                                 FEES      EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%       0.03%        0.48%
------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                    0.47%       0.04%        0.51%
------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.48%       0.03%        0.51%
------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                              0.75%       0.11%        0.86%
------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                    0.77%       0.04%        0.81%
------------------------------------------------------------------------------------------------
Hartford International Stock II HLS Fund                        0.90%       0.14%        1.04%
------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                           0.84%       0.10%        0.94%
------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.74%       0.07%        0.81%
------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund                                 1.00%       0.39%        1.39%
------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%       0.03%        0.66%
------------------------------------------------------------------------------------------------
Hartford American Leaders HLS Fund                              0.90%       0.15%        1.05%
------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                           0.68%       0.05%        0.73%
------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                         0.90%       0.26%        1.16%
------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.75%       0.04%        0.79%
------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%       0.03%        0.43%
------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                               0.87%       0.05%        0.92%
------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock II HLS Fund                            0.95%       0.15%        1.10%
------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                              0.90%       0.05%        0.95%
------------------------------------------------------------------------------------------------
Hartford Investors Growth HLS Fund                              0.90%       0.61%        1.51%
------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                 0.90%       0.12%        1.02%
------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                          0.61%       0.04%        0.65%
------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                               0.89%       0.07%        0.96%
------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                              0.63%       0.05%        0.68%
------------------------------------------------------------------------------------------------

8                                              FORTIS BENEFITS INSURANCE COMPANY
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EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                  If you Surrender your Contract:   If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS  5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $66    $110     $154      $224    $19     $60    $103     $223     $20       $60      $104       $224
 --------------------------------------------------------------------------------------------------------------------------
 Hartford U.S.
   Government
   Securities
   HLS Fund        $66    $111     $155      $228    $19     $60    $104     $227     $20       $61      $105       $228
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $66    $111     $155      $228    $19     $60    $104     $227     $20       $61      $105       $228
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Multisector
   Bond HLS Fund   $69    $121     $173      $264    $23     $71    $123     $263     $23       $72      $123       $264
 --------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $69    $119     $171      $259    $22     $70    $120     $258     $23       $71      $121       $259
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Stock II HLS
   Fund            $71    $126     $183      $283    $24     $77    $132     $282     $25       $78      $133       $283
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Stock HLS
   Fund            $70    $123     $178      $273    $23     $74    $127     $272     $24       $75      $128       $273
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $69    $119     $171      $259    $22     $70    $120     $258     $23       $71      $121       $259
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Equity HLS
   Fund            $75    $137     $201      $318    $28     $88    $150     $317     $29       $88      $151       $318
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $67    $115     $163      $243    $21     $65    $112     $242     $21       $66      $113       $243
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   American
   Leaders HLS
   Fund            $71    $127     $183      $284    $25     $77    $132     $283     $25       $78      $133       $284
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Value
   Opportunities
   HLS Fund        $68    $117     $167      $251    $21     $67    $116     $250     $22       $68      $117       $251
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Opportunities
   HLS Fund        $72    $130     $189      $295    $26     $81    $138     $294     $26       $81      $139       $295
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $69    $119     $170      $257    $22     $69    $119     $256     $23       $70      $120       $257
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $65    $108     $151      $219    $18     $58    $100     $218     $19       $59      $101       $219
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Blue
   Chip Stock
   HLS Fund        $70    $123     $177      $270    $23     $73    $126     $270     $24       $74      $127       $270
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Blue
   Chip Stock II
   HLS Fund        $72    $128     $186      $289    $25     $79    $135     $288     $26       $80      $136       $289
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Large
   Cap Growth
   HLS Fund        $70    $124     $178      $274    $24     $74    $127     $273     $24       $75      $128       $274
 --------------------------------------------------------------------------------------------------------------------------
 Hartford
   Investors
   Growth HLS
   Fund            $76    $140     $207      $329    $29     $91    $156     $328     $30       $92      $157       $329
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Mid
   Cap Stock HLS
   Fund            $71    $126     $182      $281    $24     $76    $131     $280     $25       $77      $132       $281
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   Opportunities
   HLS Fund        $67    $115     $163      $242    $21     $65    $112     $241     $21       $66      $113       $242
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Value HLS
   Fund            $70    $124     $179      $275    $24     $74    $128     $274     $24       $75      $129       $275
 --------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Cap Growth
   HLS Fund        $68    $116     $164      $246    $21     $66    $113     $245     $22       $67      $114       $246
 --------------------------------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              9
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HIGHLIGHTS



HOW DO I PURCHASE THIS CONTRACT?



You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.



WHAT TYPE OF SALES CHARGE WILL I PAY?



You don't pay a sales charge when you purchase your Contract.



We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------



You won't be charged a Contingent Deferred Sales Charge on:



x  The Annual Withdrawal Amount



x Premium Payments or earnings that have been in your Contract for more than five years



x  Distributions made due to death



x  Most payments we made to you as part of your Contract Payout



IS THERE AN ANNUAL MAINTENANCE FEE?



We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



In addition to the Annual Maintenance Fee, you pay the following charges each year:



- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.



- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Funds.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



CAN I TAKE OUT ANY OF MY MONEY?



You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.



WILL FORTIS PAY A DEATH BENEFIT?



There is a Death Benefit if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.



The Death Benefit is the greatest of:



- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or



- The Contract Value of your Contract; or



- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.



See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?



When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with an qualified tax advisor. You cannot begin to

10                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



GENERAL CONTRACT INFORMATION

--------------------------------------------------------------------------------


FORTIS BENEFITS INSURANCE COMPANY



Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis is an indirectly wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis N.V. and 50% by Fortis FA/NV. Fortis, Inc. manages the United States operations for these two companies.



Fortis N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis FA/NV is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis N.V. and Fortis FA/ NV have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.



All of the guarantees and commitments under the contracts are general obligations of Fortis, regardless of whether you have allocated the contract value to the Separate Account or to the Fixed Accumulation Feature. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.



On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to reinsure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                FORTIS' RATINGS



                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING          BASIS OF RATING
-------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01                A    Financial strength
-------------------------------------------------------------------------------
 Standard & Poor's         9/20/01               AA-   Financial security
                                                       characteristics
-------------------------------------------------------------------------------



These ratings apply to Fortis' ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.



THE SEPARATE ACCOUNT



The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:



- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.



- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.



- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.



THE FUNDS



Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford High Yield HLS

FORTIS BENEFITS INSURANCE COMPANY                                             11
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Fund, Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc.



Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford American Leaders HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Investors Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford Small Cap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, U.S. Government Securities Series, Multisector Bond Series, High Yield Series, International Stock Series, International Stock Series II, Global Growth Series, Global Equity Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, Blue Chip Stock, Blue Chip Stock Series II, Large Cap Growth Series, Investors Growth Series, Mid Cap Stock Series, Growth Stock Series, Small Cap Value Series and Aggressive Growth Series.



HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.



Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, and Hartford Small Cap Growth HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").



Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").



Hartford Multisector Bond HLS Fund and Hartford Blue Chip Stock II HLS Fund are sub-advised by A I M Capital Management, Inc.



Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.



Hartford International Stock II HLS Fund is sub-advised by T. Rowe Price International, Inc.



Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.



Hartford Global Equity HLS Fund, Hartford Capital Opportunities HLS Fund and Hartford Investors Growth HLS Fund are sub-advised by Massachusetts Financial Services Company.



Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.



Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.



Hartford Small Cap Value HLS Fund is sub-advised by Berger LLC, which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.



Hartford American Leaders HLS Fund is sub-advised by Federated Investment Management Company.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



HARTFORD MONEY MARKET HLS FUND (formerly Money Market Series) -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.



HARTFORD BOND HLS FUND (formerly Diversified Income Series) -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.



HARTFORD MULTISECTOR BOND HLS FUND (formerly Multisector Bond Series) -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.



HARTFORD HIGH YIELD HLS FUND (formerly High Yield Series) -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.



HARTFORD INTERNATIONAL STOCK II HLS FUND (formerly International Stock
Series II) -- Seeks long-term growth of capital. Sub-advised by T. Rowe Price International, Inc.

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HARTFORD INTERNATIONAL STOCK HLS FUND (formerly International Stock
Series) -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.



HARTFORD GLOBAL LEADERS HLS FUND (formerly Global Growth Series) -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL EQUITY HLS FUND (formerly Global Equity Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.



HARTFORD ADVISERS HLS FUND (formerly Asset Allocation Series) -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD AMERICAN LEADERS HLS FUND (formerly American Leaders Series) -- Seeks long-term growth of capital. The secondary objective is to provide income. Sub-advised by Federated Investment Management Company.



HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks short and long term capital appreciation. Sub-advised by Wellington.



HARTFORD CAPITAL OPPORTUNITIES HLS FUND (formerly Capital Opportunities Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services, Inc.



HARTFORD GROWTH AND INCOME HLS FUND (formerly Growth & Income Series) -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND (formerly S&P 500 Index) -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.



HARTFORD BLUE CHIP STOCK HLS FUND (formerly Blue Chip Stock Series) -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.



HARTFORD BLUE CHIP STOCK II HLS FUND (formerly Blue Chip Stock
Series II) -- Seeks long-term growth of capital with a secondary objective of current income. Sub-advised by AIM Capital Management, Inc.



HARTFORD LARGE CAP GROWTH HLS FUND (formerly Large Cap Growth Series) -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management Company.



HARTFORD INVESTORS GROWTH HLS FUND (formerly Investors Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income. Sub-advised by Massachusetts Financial Services Company.



HARTFORD MID CAP STOCK HLS FUND (formerly Mid Cap Stock Series) -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.



HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks long-term capital appreciation. Sub-advised by Wellington.



HARTFORD SMALL CAP VALUE HLS FUND (formerly Small Cap Value Series) -- Seeks capital appreciation. Sub-advised by Berger, LLC.



HARTFORD SMALL CAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.



- Arrange for the handling and tallying of proxies received from Contract
  Owners.



- Vote all Fund shares attributable to your Contract according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

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SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.



We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



ADMINISTRATIVE SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative services and the Funds pay a fee that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.



PERFORMANCE RELATED INFORMATION

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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.



The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.



We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.



FIXED ACCUMULATION FEATURE

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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO

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CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.



Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.



Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of 3% per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 3% for any given year.



From time to time, we may credit increased interest rates under certain programs established in our sole discretion.



DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.



We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



We reserve the right to limit the total number of DCA Programs to 5 Programs open at any one time.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.



We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.



THE CONTRACT

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PURCHASES AND CONTRACT VALUE



WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

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- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;



- Individual Retirement Annuities adopted according to Section 408 of the Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.



The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



HOW DO I PURCHASE A CONTRACT?



You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.



You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?



We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.



The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?



The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.



To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by



- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

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- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.



We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.



CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.



SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.



POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.



FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:



- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or



- An amount equal to the largest previous transfer.



These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.



FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.



CHARGES AND FEES



The following charges and fees are associated with the Contract:



THE CONTINGENT DEFERRED SALES CHARGE



The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract,

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including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.



The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
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         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
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     6 or more               0%
-----------------------------------------



The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:



- ANNUAL WITHDRAWAL AMOUNT: During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.



- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS. After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.



UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:



- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.



- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.



- On or after the Annuitant's 110th birthday.



THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).



- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- Upon cancellation during the Right to Cancel Period.



MORTALITY AND EXPENSE RISK CHARGE



For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:



- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.



  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.



  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear

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  during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.



- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.



ADMINISTRATIVE CHARGE



This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.



ANNUAL MAINTENANCE FEE



The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.



WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?



We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.



PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.



CHARGES AGAINST THE FUNDS



The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.



DEATH BENEFIT



WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



The Death Benefit is the amount we will pay upon the death of the Contract Owner. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.



Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.



THE DEATH BENEFIT IS THE GREATEST OF:



- The total Premium Payments you have made to us minus adjustments for partial Surrenders; or



- The Contract Value of your Contract; or



- The highest Anniversary Value before the earlier of the decedent's death or the Contract Owner's age 75.



Adjustments for partial Surrenders to total Premium Payments are calculated by:



- Taking the amount of the partial Surrender and



- Dividing that amount by the Contract Value immediately prior to the partial Surrender and



- Multiplying that amount by all prior Premium Payments minus prior adjustments for partial Surrenders.



Adjustments for partial Surrenders to the highest Anniversary Value are calculated by:



- Taking the amount of the partial Surrender and



- Dividing that amount by the Contract Value immediately prior to the partial Surrender and



- Multiplying that amount by an amount equal to the Contract Value on the highest Anniversary Value, plus Premium Payments made since that Anniversary, minus adjustments for partial Surrenders since that Anniversary.



HOW IS THE DEATH BENEFIT PAID?



The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

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The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.



The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.



There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.



REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.



If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.



If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.



WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.



SURRENDERS



WHAT KINDS OF SURRENDERS ARE AVAILABLE?



FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.



PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:



- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and



- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $1,000 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.



HOW DO I REQUEST A SURRENDER?



Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.



WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



- your tax withholding amount or percentage, if any, and

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- your mailing address.



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.



TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.



WHAT SHOULD BE CONSIDERED ABOUT TAXES?



There are certain tax consequences associated with Surrenders:



PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.



WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.



MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.



INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.



ANNUITY PAYOUTS

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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:



- When do you want Annuity Payouts to begin?



- Which Annuity Payout Option do you want to use?



- How often do you want to receive Annuity Payouts?



- What level of Assumed Investment Return should you choose?



- Do you want Annuity Payouts to be fixed or variable or a combination?



Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.



1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.



The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.



All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.



LIFE ANNUITY



We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS



We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.



JOINT AND FULL SURVIVOR ANNUITY



We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.



JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY



We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.



We may offer other Annuity Payout Options available.



IMPORTANT INFORMATION:



- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.



- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.



- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



3.HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?



In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:



- monthly,



- quarterly,



- semiannually, or



- annually.



Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.



WHAT IS THE ASSUMED INVESTMENT RETURN?



The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.



For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.



Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.



DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?



You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.



FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

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VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.



The dollar amount of the first variable Annuity Payout depends on:



- the Annuity Payout Option chosen,



- the Annuitant's attained age and gender (if applicable), and,



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table



- the Assumed Investment Return



The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:



Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.



The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.



COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.



TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.



OTHER PROGRAMS AVAILABLE

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INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.



AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.



ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

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OTHER INFORMATION



ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.



A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.



CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.



We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.



HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS")serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.



Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.



Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



LEGAL MATTERS



There are no material legal proceedings pending to which the Separate Account is a party.



Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Minnesota law is Douglas R. Lowe, corporate counsel, Fortis Benefits Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.



MORE INFORMATION



You may call your Registered Representative if you have any questions or write or call us at the address below:



Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone:1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)



FEDERAL TAX CONSIDERATIONS

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What are some of the federal tax consequences which affect these Contracts?



A.  GENERAL



Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.



Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units

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(See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.



Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:



- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.



A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.



 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includible in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includible in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includible in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includible in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includible in gross income.

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 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includible in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includible in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after Ocober 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Fortis believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includible in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3.  Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includible in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and abefore the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and



    3.  If the Contract Owner is not an individual, then for purposes of 1.
        or 2. above, the primary annuitant under the Contract shall be treated as the Contract

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        Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.



 3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments, and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that 'the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract.'



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.



D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

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E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Fortis to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION



SECTION
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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section
408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408



TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value.



Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.



(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.



Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions;



- hardship distributions;



- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or



- direct transfer distributions.



Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



Certain states require withholding of state taxes when federal income tax is withheld.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sectiions 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- LOANS UNDER 403(b) QUALIFIED CONTRACTS



During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.



Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.



There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.



We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:



(1) 50% of the Contract Value, or



(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.



Certain plans impose additional loan limitations. If your plan is part of:



- a governmental employer plan,



- a church plan, or



- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
  Act),



then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:



(1) $10,000 or



(2) the Contract Value less one year's interest on the loan.



In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of



(1) $10,000 or



(2) the Contract Value less one year's interest on the loan.



Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.



Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.



For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average--Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.



For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average-Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.



Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest".



The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.



You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.



If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.



If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement date, we reserve the right to deduct any amount owed to us from the death benefit.

FORTIS BENEFITS INSURANCE COMPANY                                             33
--------------------------------------------------------------------------------


Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.



Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.



When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.



Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

34                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.



                                                             YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT               2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
--------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET
  HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $ 1.662   $ 1.587   $ 1.532   $ 1.475   $ 1.418   $ 1.367   $ 1.311   $ 1.278   $ 1.261   $ 1.237
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 1.705   $ 1.662   $ 1.587   $ 1.532   $ 1.475   $ 1.418   $ 1.367   $ 1.311   $ 1.278   $ 1.261
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)            55,137    39,595    59,567    39,532    31,492    36,221    26,916    30,698    21,315    20,674
--------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S.
  GOVERNMENT
  SECURITIES HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $19.655   $17.823   $18.421   $17.150   $15.935   $15.805   $13.483   $14.609   $13.529   $12.922
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $20.852   $19.655   $17.823   $18.421   $17.150   $15.935   $15.805   $13.483   $14.609   $13.529
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             6,250     5,978     6,962     7,578     7,744     9,635    10,990    12,272    15,602     9,506
--------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $ 2.118   $ 1.998   $ 2.059   $ 1.963   $ 1.801   $ 1.753   $ 1.515   $ 1.621   $ 1.457   $ 1.379
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 2.229   $ 2.118   $ 1.998   $ 2.059   $ 1.963   $ 1.801   $ 1.753   $ 1.515   $ 1.621   $ 1.457
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)            34,033    37,519    46,271    51,323    49,943    55,654    59,214    62,745    56,006    19,354
--------------------------------------------------------------------------------------------------------------------------
HARTFORD MULTISECTOR
  BOND HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $12.436   $12.092   $13.254   $11.837   $11.961   $11.743   $10.000     --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $12.957   $12.436   $12.092   $13.254   $11.837   $11.961   $11.743     --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             1,539     1,388     1,403     1,236     1,123     1,088       574     --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD
  HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $11.814   $12.799   $12.823   $12.917   $11.928   $10.941   $ 9.834   $10.000     --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $11.800   $11.814   $12.799   $12.823   $12.917   $11.928   $10.941   $ 9.834     --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             3,253     3,778     4,713     4,985     4,195     3,338     2,321     1,217     --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  STOCK II HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $14.633   $16.150   $16.513   $14.433   $12.884   $11.590   $10.000     --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $11.335   $14.633   $16.150   $16.513   $14.433   $12.884   $11.590     --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             2,086     2,403     3,230     3,315     2,918     2,331     1,118     --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  STOCK HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $17.572   $19.711   $16.113   $14.022   $12.690   $11.271   $10.000     --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $13.126   $17.572   $19.711   $16.113   $14.022   $12.690   $11.271     --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             5,081     5,689     5,344     4,752     4,240     3,137     1,157     --        --        --
--------------------------------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                             35
--------------------------------------------------------------------------------


                                                             YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT               2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
--------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL
  LEADERS HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $17.572   $17.572   $17.572   $17.572   $17.572   $17.572   $17.572   $17.572   $17.572   $10.000
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $20.328   $27.039   $33.343   $21.433   $19.508   $18.510   $15.754   $12.236   $12.784   $10.989
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             8,255     9,792     9,641    11,745    13,726    13,714    10,770    10,056     5,109       699
--------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL EQUITY
  HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $ 9.264   $10.000     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 8.260   $ 9.264     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)               445       280     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS
  FUND
  Accumulation Unit
   Value at beginning
   of period            $ 3.877   $ 3.923   $ 3.326   $ 2.810   $ 2.368   $ 2.134   $ 1.773   $ 1.797   $ 1.665   $ 1.578
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 3.561   $ 3.877   $ 3.923   $ 3.326   $ 2.810   $ 2.368   $ 2.134   $ 1.773   $ 1.797   $ 1.665
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)           122,799   144,889   152,820   160,803   156,036   154,526   148,700   137,642   106,835    49,689
--------------------------------------------------------------------------------------------------------------------------
HARTFORD AMERICAN
  LEADERS HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $10.392   $10.000     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 9.895   $10.392     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)               750       180     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE
  OPPORTUNITIES HLS
  FUND
  Accumulation Unit
   Value at beginning
   of period            $18.559   $15.875   $14.768   $13.652   $11.048   $10.000     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $17.843   $18.559   $15.875   $14.768   $13.652   $11.048     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             5,066     4,407     4,744     4,869     3,402     1,072     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  OPPORTUNITIES HLS
  FUND
  Accumulation Unit
   Value at beginning
   of period            $ 8.754   $10.000     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 6.595   $ 8.754     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             1,645       763     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND
  INCOME HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $24.661   $23.775   $21.767   $19.488   $15.468   $12.904   $10.083   $10.000     --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $21.999   $24.661   $23.775   $21.767   $19.488   $15.468   $12.904   $10.083     --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             7,748     9,221    10,995    12,172    11,003     7,893     4,204     1,490     --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS
  FUND
  Accumulation Unit
   Value at beginning
   of period            $19.808   $22.189   $18.689   $14.787   $11.326   $10.000     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $17.140   $19.808   $22.189   $18.689   $14.787   $11.326     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)            12,577    14,152    14,134    10,441     5,492     1,260     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------

36                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                             YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT               2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
--------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP
  STOCK HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $20.758   $21.571   $18.238   $14.429   $11.520   $10.000     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $17.526   $20.758   $21.571   $18.238   $14.429   $11.520     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             9,325    10,307     9,672     7,549     4,150       915     --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP
  STOCK II HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $ 8.728   $10.000     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 6.673   $ 8.728     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             1,388       835     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP
  GROWTH HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $11.946   $14.734   $11.755   $10.000     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $10.029   $11.946   $14.734   $11.755     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             5,343     5,763     3,963       843     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD INVESTORS
  GROWTH HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $ 8.905   $10.000     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 6.607   $ 8.905     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             1,037       509     --        --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD MID CAP STOCK
  HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $11.303   $10.538   $ 9.625   $10.000     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $10.685   $11.303   $10.538   $ 9.625     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             2,689     2,298     1,441       765     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH
  OPPORTUNITIES HLS
  FUND
  Accumulation Unit
   Value at beginning
   of period            $ 6.079   $ 5.925   $ 3.870   $ 3.296   $ 2.971   $ 2.587   $ 2.054   $ 2.142   $ 1.996   $ 1.966
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $ 4.626   $ 6.079   $ 5.925   $ 3.870   $ 3.296   $ 2.971   $ 2.587   $ 2.054   $ 2.142   $ 1.996
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)            97,663   111,544   114,976   136,042   156,976   169,094   160,247   148,657   118,721    79,582
--------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP
  VALUE HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $13.357   $10.659   $ 9.367   $10.000     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $15.945   $13.357   $10.659   $ 9.367     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             4,532     3,045     2,497     1,098     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP
  GROWTH HLS FUND
  Accumulation Unit
   Value at beginning
   of period            $27.382   $32.680   $35.829   $13.241   $13.232   $12.461   $ 9.723   $10.000     --        --
--------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit
   Value at end of
   period               $21.561   $27.382   $32.680   $35.829   $13.241   $13.232   $12.461   $ 9.723     --        --
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
  Number of
   Accumulation Units
   outstanding at end
   of period (in
   thousands)             7,229     8,240     6,380     6,166     6,552     5,707     3,034     1,156     --        --
--------------------------------------------------------------------------------------------------------------------------



(a) Inception date May 1, 2000.

To obtain a Statement of Additional Information, please complete the form below and mail to:



    Fortis Benefits Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for Fortis Opportunity+ variable annuity to me at the following address:



--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                        FORTIS BENEFITS INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                         OPPORTUNITY + VARIABLE ANNUITY

--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Fortis Benefits Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus:  May 1, 2002
Date of Statement of Additional Information: May 1, 2002
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



GENERAL INFORMATION                                                          2
  Safekeeping of Assets                                                      2
  Independent Public Accountants                                             2
  Non-Participating                                                          2
  Misstatement of Age or Sex                                                 2
  Principal Underwriter                                                      3
PERFORMANCE RELATED INFORMATION                                              3
  Total Return for all Sub-Accounts                                          3
  Yield for Sub-Accounts                                                     4
  Money Market Sub-Accounts                                                  4
  Additional Materials                                                       5
  Performance Comparisons                                                    5
PERFORMANCE TABLES                                                           7
FINANCIAL STATEMENTS                                                      SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account D as of December 31, 2001 and the related audited statements of operations and changes in net assets for the period then ended, included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The audited financial statements for Fortis Benefits Insurance Company at December 31, 2001 and 2000 and for the years then ended and the audited statements of changes in net assets of Fortis Benefits Insurance Company Variable Account D for the year ended December 31, 2000 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

Ernst & Young LLP, independent auditors, have audited our Fortis Benefits Insurance Company financial statements for the year ended December 31, 1999, as set forth in their report. We've included the Fortis Benefits Insurance Company financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Woodbury is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Woodbury is ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of Woodbury is 500 Bielenberg Drive, Woodbury, MN 55125.

Woodbury Financial Services, Inc. (""Woodbury Financial''), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $48,774,402, $55,661,956 and $34,037,583 to Woodbury Financial for annuity contract distribution services during 1999, 2000 and 2001 respectively. Of these totals, the sums of $7,643,966, $9,648,917 and $9,083,804 for the years 1999, 2000, and 2001 respectively, was not reallowed to other broker-dealers.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and

"ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate yield is: YIELD = 2[(A-B/CD +1) TO THE POWER OF 6 -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

|X| The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

|X| The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

|X| The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

|X| The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

|X| The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                        FOR YEAR ENDED DECEMBER 31, 2001




--------------------------------------------------------------------------------------------------------------------------
                                                            SUB-
                                                          ACCOUNT
                                                        INCEPTION DATE                                          SINCE
SUB-ACCOUNT                                                 DATE         1 YEAR       5 YEAR      10 YEAR     INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                            05/01/1988      -0.96%        0.52%        0.28%        1.64%

Hartford U.S. Government Securities HLS Fund              05/01/1989       2.59%        2.54%        2.37%        4.10%

Hartford Bond HLS Fund                                    05/01/1988       1.75%        1.21%        2.39%        4.28%

Hartford Multisector Bond HLS Fund                        01/03/1995       0.69%       -1.91%         NA          1.18%

Hartford High Yield HLS Fund                              05/01/1994      -3.62%       -4.03%         NA         -0.87%

Hartford International Stock II HLS Fund                  01/03/1995     -26.04%       -6.76%         NA         -1.13%

Hartford International Stock HLS Fund                     01/03/1995     -28.80%       -2.99%         NA          1.41%

Hartford Global Leaders HLS Fund                          05/01/1992     -28.32%       -1.59%         NA          5.75%

Hartford Global Equity HLS Fund                           05/01/2000     -14.34%         NA           NA        -13.11%

Hartford Advisers HLS Fund                                05/01/1988     -11.64%        5.84%        6.67%        8.64%

Hartford American Leaders HLS Fund                        05/01/2000      -8.29%         NA           NA          2.75%

Hartford Value Opportunities HLS Fund                     05/01/1996      -7.36%        7.56%         NA          8.75%

Hartford Capital Opportunities HLS Fund                   05/01/2000     -28.16%         NA           NA        -24.58%

Hartford Growth and Income HLS Fund                       05/01/1994     -14.29%        4.51%         NA          9.13%

Hartford Index HLS Fund                                   05/01/1996     -16.97%        6.00%         NA          7.90%

Hartford Blue Chip Stock HLS Fund                         05/01/1996     -19.07%        6.12%         NA          8.37%

Hartford Blue Chip Stock II HLS Fund                      05/01/2000     -27.05%         NA           NA        -24.03%

Hartford Large Cap Growth HLS Fund                        05/01/1998     -19.55%         NA           NA         -2.89%

Hartford Investors Growth HLS Fund                        05/01/2000     -29.30%         NA           NA        -24.50%

Hartford Mid Cap Stock HLS Fund                           05/01/1998      -8.97%         NA           NA         -1.01%

Hartford Growth Opportunities HLS Fund                    05/01/1988     -27.40%        6.68%        7.19%       11.01%

Hartford Small Cap Value HLS Fund                         05/01/1998      15.87%         NA           NA         11.46%

Hartford Small Cap Growth HLS Fund                        05/01/1994     -24.76%        7.78%         NA          8.81%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001



----------------------------------------------------------------------------------------------------------------------------------
                                                                   FUND
                                                               INCEPTION DATE                                          SINCE
SUB-ACCOUNT                                                         DATE        1 YEAR       5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                   05/01/1988       2.54%         3.74%       3.26%        3.98%

Hartford U.S. Government Securities HLS Fund                     05/01/1989       6.09%         5.52%       4.90%        5.97%

Hartford Bond HLS Fund                                           05/01/1988       5.25%         4.35%       4.91%        6.04%

Hartford Multisector Bond HLS Fund                               01/03/1995       4.19%         1.61%        NA          3.77%

Hartford High Yield HLS Fund                                     05/01/1994      -0.12%        -0.22%        NA          2.18%

Hartford International Stock II HLS Fund                         01/03/1995     -22.54%        -2.54%        NA          1.81%

Hartford International Stock HLS Fund                            01/03/1995     -25.30%         0.68%        NA          3.96%

Hartford Global Leaders HLS Fund                                 05/01/1992     -24.82%         1.89%        NA          7.61%

Hartford Global Equity HLS Fund                                  05/01/2000     -10.84%          NA          NA        -10.83%

Hartford Advisers HLS Fund                                       05/01/1988      -8.14%         8.49%       8.48%        9.73%

Hartford American Leaders HLS Fund                               05/01/2000      -4.79%          NA          NA         -0.63%

Hartford Value Opportunities HLS Fund                            05/01/1996      -3.86%        10.05%        NA         10.75%

Hartford Capital Opportunities HLS Fund                          05/01/2000     -24.66%          NA          NA        -22.08%

Hartford Growth and Income HLS Fund                              05/01/1994     -10.79%         7.29%        NA         10.82%

Hartford Index HLS Fund                                          05/01/1996     -13.47%         8.63%        NA          9.97%

Hartford Blue Chip Stock HLS Fund                                05/01/1996     -15.57%         8.75%        NA         10.40%

Hartford Blue Chip Stock II HLS Fund                             05/01/2000     -23.55%          NA          NA        -21.53%

Hartford Large Cap Growth HLS Fund                               05/01/1998     -16.05%          NA          NA          0.08%

Hartford Investors Growth HLS Fund                               05/01/2000     -25.80%          NA          NA        -21.99%

Hartford Mid Cap Stock HLS Fund                                  05/01/1998      -5.47%          NA          NA          1.82%

Hartford Growth Opportunities HLS Fund                           05/01/1988     -23.90%         9.25%       8.93%       11.85%

Hartford Small Cap Value HLS Fund                                05/01/1998      19.37%          NA          NA         13.55%

Hartford Small Cap Growth HLS Fund                               05/01/1994     -21.26%        10.25%        NA         10.53%




   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001




-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       YIELD                       EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                    0.51%                            0.51%




        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001




-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                          YIELD
-----------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                                          5.17%

Hartford Bond HLS Fund                                                                7.77%

Hartford Multisector Bond HLS Fund                                                    0.00%

Hartford High Yield HLS Fund                                                         12.07%


 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS LIFE INSURANCE COMPANY
VARIABLE ACCOUNT D AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Fortis Benefits Life Insurance Company Variable Account D (Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II, Multisector Bond, International Stock, Value, S&P 500 Index, Blue Chip, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, American Leaders Subaccounts; the AIM Value and International Equity; the Alliance Variable Product Money Market, International, and Premier Growth subaccounts; the American Century Investments VP Balanced and Capital Appreciation Subaccounts; the Federated Insurance Series U.S. Government Securities Fund II, High Income Fund II, Utility II, American Leader II, Equity Income II, Growth
Strategies II, International Equity II, Prime Money, Strategic Income II, Small Cap Strategies II, Qualtiy Bond II, Large Cap II and International Small Co. II Subaccounts; INVESCO, Inc. Health & Sciences, Industrial Income and Technology Subaccounts; the MFS Variable Insurance Trust Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Funds Emerging Markets and Growth Subaccounts; the Neuberger & Berman, Inc. AMT Limited Maturity Bond and AMT Partners Subaccounts; the Pilgrim Funds (formerly Lexington Funds, Inc.) Natural Resources Trust and Emerging Markets Subaccounts; SAFECO RST Growth and Equity Subaccounts; the Strong Variable Annuity Funds Discovery II, International Stock II and Mid Cap Growth II Subaccounts; the Van Eck Hard Assets and Worldwide Insurance Trust Bond; the Wells Fargo Variable Trust Large Cap, Corporate Bond, Small Cap Stock, Income Equity, Growth, Equity Value, Asset Allocation, Money Market Subaccounts; the Scudder International; and the Kelmoore Strategy Funds Variable and Variable Eagle Subaccounts (collectively, the Account), as of December 31, 2001, and the related statements of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Fortis Benefits Insurance Company Variable Account D as of December 31, 2000, were audited by other auditors whose report dated April 6, 2001, expressed unqualified opinions on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its' operations and the changes in its' net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 20, 2002                                               ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS INSURANCE COMPANY
AND CONTRACT OWNERS OF FORTIS BENEFITS
INSURANCE COMPANY VARIABLE ACCOUNT D:

In our opinion, the accompanying statement of net assets and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company Variable Account D, comprised of the Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II (formerly Global Asset Allocation), Multisector Bond (formerly Global Bond), International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, and American Leaders Subaccounts; the Wells Fargo Variable Trust Large Cap, Corporate Bond, Small Cap Stock, Income Equity, Growth, Equity Value, Asset Allocation and International Subaccounts; the Scudder Variable Life Investment Fund International Subaccount; the AIM Variable Insurance Funds, Inc. V.I. Value and V.I. International Equity Subaccounts; the Alliance Variable Product Series Money Market, International and Premier Growth Subaccounts; the SAFECO Resource Series Growth and Equity Subaccounts; the Federated Insurance Series U .S. Government Securities II, High Income Bond Fund II, Utility II, American Leaders II, Equity Income, Growth Strategies, International Equity, Money Fund, Strategic Income, Small Cap Strategies, Quality Bond, Large Cap and International Small Co. Subaccounts; the Lexington Funds, Inc. Natural Resources and Emerging Markets Subaccounts; the MFS Variable Insurance Trust Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Fund Emerging Markets and Growth Subaccounts; the Strong Variable Insurance Funds Discovery II and International II Subaccounts; the American Century Investments VP Balanced and VP Growth Subaccounts; the Van Eck Worldwide Insurance Trust Bond and Hard Assets Subaccounts; the Neuberger & Berman, Inc. AMT Limited Maturity Bond and AMT Partners Subaccounts; INVESCO, Inc. Health & Sciences, Industrial Income and Technology Subaccounts; and Kelmoore Strategy Variable Fund and Variable Eagle Fund Subaccounts thereof at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fortis Benefits Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the Fortis Benefits Insurance Company Variable Account D as of December 31, 1999, and for the year then ended were audited by other independent accountants whose report dated March 29, 2000, expressed an unqualified opinion on those statements.

April 6, 2001                                         PRICEWATERHOUSECOOPERS LLP

_____________________________________ SA-2 _____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES     FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY     FUND -- ASSET
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES   ALLOCATION SERIES
                           ----------------  --------------------  ---------------  -----------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
      Shares 21,649,213
      Cost $600,627,831
      Market Value.......    $490,599,300           --                  --                --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
      Shares 14,476,671
      Cost $154,621,582
      Market Value.......        --              $156,211,967           --                --
    Fortis
     Series Fund -- Money
     Market Series
      Shares 10,844,540
      Cost $122,737,737
      Market Value.......        --                 --              $121,774,424          --
    Fortis
     Series Fund -- Asset
     Allocation Series
      Shares 29,920,142
      Cost $497,664,817
      Market Value.......        --                 --                  --            $470,981,929
    Fortis
     Series Fund --
     Diversified Income
     Series
      Shares 7,573,684
      Cost $86,773,640
      Market Value.......        --                 --                  --                --
    Fortis
     Series Fund --
     Global Growth Series
      Shares 10,115,905
      Cost $204,619,656
      Market Value.......        --                 --                  --                --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
      Shares 10,424,524
      Cost $230,515,962
      Market Value.......        --                 --                  --                --
    Fortis
     Series Fund --
     Growth & Income
     Series
      Shares 10,969,345
      Cost $175,300,939
      Market Value.......        --                 --                  --                --
    Fortis
     Series Fund -- High
     Yield Series
      Shares 6,177,039
      Cost $56,238,169
      Market Value.......        --                 --                  --                --
    Fortis
     Series Fund --
     International Stock
     Series II
      Shares 2,922,100
      Cost $ 34,929,590
      Market Value.......        --                 --                  --                --
  Other Assets...........        --                 --                  --                --
                             ------------        ------------       ------------      ------------
  Total Assets...........     490,599,300         156,211,967        121,774,424       470,981,929
                             ------------        ------------       ------------      ------------
LIABILITIES:
  Other Liabilities......           8,612           --                  --                --
                             ------------        ------------       ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $490,590,688        $156,211,967       $121,774,424      $470,981,929
                             ============        ============       ============      ============
  Annuity contracts in
   the annuitization
   period................         153,938              37,709           --                  87,650
  Net Assets (variable
   annuity contract
   liabilities)..........    $490,436,750        $156,174,258       $121,774,424      $470,894,279
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........     100,359,273           8,468,412         57,491,169       125,891,885
  Unit Values*...........    $   4.886811        $  18.441976       $   2.118141      $   3.740466

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           FORTIS SERIES                    FORTIS SERIES
                              FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FORTIS SERIES
                            DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      FUND -- HIGH YIELD
                           INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES             SERIES
                           -------------  ----------------  -------------  ---------------------  --------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
      Shares 21,649,213
      Cost $600,627,831
      Market Value.......       --              --               --               --                    --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
      Shares 14,476,671
      Cost $154,621,582
      Market Value.......       --              --               --               --                    --
    Fortis
     Series Fund -- Money
     Market Series
      Shares 10,844,540
      Cost $122,737,737
      Market Value.......       --              --               --               --                    --
    Fortis
     Series Fund -- Asset
     Allocation Series
      Shares 29,920,142
      Cost $497,664,817
      Market Value.......       --              --               --               --                    --
    Fortis
     Series Fund --
     Diversified Income
     Series
      Shares 7,573,684
      Cost $86,773,640
      Market Value.......   $80,529,469         --               --               --                    --
    Fortis
     Series Fund --
     Global Growth Series
      Shares 10,115,905
      Cost $204,619,656
      Market Value.......       --          $183,872,758         --               --                    --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
      Shares 10,424,524
      Cost $230,515,962
      Market Value.......       --              --          $171,341,640          --                    --
    Fortis
     Series Fund --
     Growth & Income
     Series
      Shares 10,969,345
      Cost $175,300,939
      Market Value.......       --              --               --            $178,572,161             --
    Fortis
     Series Fund -- High
     Yield Series
      Shares 6,177,039
      Cost $56,238,169
      Market Value.......       --              --               --               --                  $42,140,996
    Fortis
     Series Fund --
     International Stock
     Series II
      Shares 2,922,100
      Cost $ 34,929,590
      Market Value.......       --              --               --               --                    --
  Other Assets...........            72         --                     9          --                    --
                            -----------     ------------    ------------       ------------           -----------
  Total Assets...........    80,529,541      183,872,758     171,341,649        178,572,161            42,140,996
                            -----------     ------------    ------------       ------------           -----------
LIABILITIES:
  Other Liabilities......       --                    38         --               --                    --
                            -----------     ------------    ------------       ------------           -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $80,529,541     $183,872,720    $171,341,649       $178,572,161           $42,140,996
                            ===========     ============    ============       ============           ===========
  Annuity contracts in
   the annuitization
   period................       --                31,362         --                  12,453             --
  Net Assets (variable
   annuity contract
   liabilities)..........   $80,529,541     $183,841,358    $171,341,649       $178,559,708           $42,140,996
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........    34,452,532        9,769,849       8,618,695          8,532,821             3,659,468
  Unit Values*...........   $  2.337406     $  18.817217    $  19.880232       $  20.926221           $ 11.515608

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
      Shares 21,649,213
      Cost $600,627,831
      Market Value.......        --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
      Shares 14,476,671
      Cost $154,621,582
      Market Value.......        --
    Fortis
     Series Fund -- Money
     Market Series
      Shares 10,844,540
      Cost $122,737,737
      Market Value.......        --
    Fortis
     Series Fund -- Asset
     Allocation Series
      Shares 29,920,142
      Cost $497,664,817
      Market Value.......        --
    Fortis
     Series Fund --
     Diversified Income
     Series
      Shares 7,573,684
      Cost $86,773,640
      Market Value.......        --
    Fortis
     Series Fund --
     Global Growth Series
      Shares 10,115,905
      Cost $204,619,656
      Market Value.......        --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
      Shares 10,424,524
      Cost $230,515,962
      Market Value.......        --
    Fortis
     Series Fund --
     Growth & Income
     Series
      Shares 10,969,345
      Cost $175,300,939
      Market Value.......        --
    Fortis
     Series Fund -- High
     Yield Series
      Shares 6,177,039
      Cost $56,238,169
      Market Value.......        --
    Fortis
     Series Fund --
     International Stock
     Series II
      Shares 2,922,100
      Cost $ 34,929,590
      Market Value.......     $25,578,018
  Other Assets...........        --
                              -----------
  Total Assets...........      25,578,018
                              -----------
LIABILITIES:
  Other Liabilities......        --
                              -----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $25,578,018
                              ===========
  Annuity contracts in
   the annuitization
   period................           9,505
  Net Assets (variable
   annuity contract
   liabilities)..........     $25,568,513
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       2,359,081
  Unit Values*...........     $ 10.838334

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES     FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE    FUND -- S&P 500
                            BOND SERIES   STOCK SERIES       SERIES         INDEX SERIES
                           -------------  -------------  ---------------  -----------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
      Shares 2,367,814
      Cost $25,793,687
      Market Value.......   $26,249,109        --             --                --
    Fortis
     Series Fund --
     International Stock
     Series
      Shares 7,286,032
      Cost $100,825,614
      Market Value.......       --         $75,967,808        --                --
    Fortis
     Series Fund -- Value
     Series
      Shares 6,842,045
      Cost $99,129,102
      Market Value.......       --             --         $101,483,954          --
    Fortis
     Series Fund -- S&P
     500 Index Series
      Shares 14,077,573
      Cost $243,174,831
      Market Value.......       --             --             --            $239,696,019
    Fortis
     Series Fund -- Blue
     Chip Series
      Shares 10,827,541
      Cost $185,215,898
      Market Value.......       --             --             --                --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
      Shares 3,700,010
      Cost $37,802,057
      Market Value.......       --             --             --                --
    Fortis
     Series Fund -- Large
     Cap Growth Series
      Shares 6,531,379
      Cost $87,074,530
      Market Value.......       --             --             --                --
    Fortis
     Series Fund -- Small
     Cap Value Series
      Shares 6,035,557
      Cost $67,509,916
      Market Value.......       --             --             --                --
    Fortis
     Series Fund --
     Global Equity Series
      Shares 1,119,885
      Cost $10,810,703
      Market Value.......       --             --             --                --
    Fortis
     Series Fund --
     Investors Growth
     Series
      Shares 2,026,786
      Cost $18,511,359
      Market Value.......       --             --             --                --
  Other Assets...........       --             --             --                      14
                            -----------    -----------    ------------      ------------
  Total Assets...........    26,249,109     75,967,808     101,483,954       239,696,033
                            -----------    -----------    ------------      ------------
LIABILITIES:
  Other Liabilities......       --             --             --                --
                            -----------    -----------    ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $26,249,109    $75,967,808    $101,483,954      $239,696,033
                            ===========    ===========    ============      ============
  Net Assets for Fortis
   Benefits Insurance
   Company...............       --             --             --                --
  Deferred annuity
   contracts in the
   annuitization
   period................       --             --               14,330          --
  Net Assets (variable
   annuity contract
   liabilities)..........   $26,249,109    $75,967,808    $101,469,624      $239,696,033
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........     2,144,052      6,336,098       5,977,776        14,874,686
  Unit Values*...........   $ 12.242756    $ 11.989683    $  16.974476      $  16.114359

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                              FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES      FORTIS SERIES
                            FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP    FUND -- GLOBAL
                                 SERIES           STOCK SERIES        GROWTH SERIES        VALUE SERIES       EQUITY SERIES
                           -------------------  -----------------  -------------------  -------------------  ----------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
      Shares 2,367,814
      Cost $25,793,687
      Market Value.......        --                   --                 --                   --                  --
    Fortis
     Series Fund --
     International Stock
     Series
      Shares 7,286,032
      Cost $100,825,614
      Market Value.......        --                   --                 --                   --                  --
    Fortis
     Series Fund -- Value
     Series
      Shares 6,842,045
      Cost $99,129,102
      Market Value.......        --                   --                 --                   --                  --
    Fortis
     Series Fund -- S&P
     500 Index Series
      Shares 14,077,573
      Cost $243,174,831
      Market Value.......        --                   --                 --                   --                  --
    Fortis
     Series Fund -- Blue
     Chip Series
      Shares 10,827,541
      Cost $185,215,898
      Market Value.......     $181,908,100            --                 --                   --                  --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
      Shares 3,700,010
      Cost $37,802,057
      Market Value.......        --                $36,451,384           --                   --                  --
    Fortis
     Series Fund -- Large
     Cap Growth Series
      Shares 6,531,379
      Cost $87,074,530
      Market Value.......        --                   --               $65,931,008            --                  --
    Fortis
     Series Fund -- Small
     Cap Value Series
      Shares 6,035,557
      Cost $67,509,916
      Market Value.......        --                   --                 --                 $85,734,476           --
    Fortis
     Series Fund --
     Global Equity Series
      Shares 1,119,885
      Cost $10,810,703
      Market Value.......        --                   --                 --                   --                $9,634,373
    Fortis
     Series Fund --
     Investors Growth
     Series
      Shares 2,026,786
      Cost $18,511,359
      Market Value.......        --                   --                 --                   --                  --
  Other Assets...........        --                          8                   7                    9           --
                              ------------         -----------         -----------          -----------         ----------
  Total Assets...........      181,908,100          36,451,392          65,931,015           85,734,485          9,634,373
                              ------------         -----------         -----------          -----------         ----------
LIABILITIES:
  Other Liabilities......        --                   --                 --                   --                        23
                              ------------         -----------         -----------          -----------         ----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $181,908,100         $36,451,392         $65,931,015          $85,734,485         $9,634,350
                              ============         ===========         ===========          ===========         ==========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                   --                 --                   --                 4,132,406
  Deferred annuity
   contracts in the
   annuitization
   period................        --                   --                 --                   --                  --
  Net Assets (variable
   annuity contract
   liabilities)..........     $181,908,100         $36,451,392         $65,931,015          $85,734,485         $5,501,944
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       11,233,084           3,369,607           6,828,387            5,383,178            667,743
  Unit Values*...........     $  16.193959         $ 10.817699         $  9.655430          $ 15.926371         $ 8.239614

                              FORTIS SERIES
                            FUND -- INVESTORS
                              GROWTH SERIES
                           -------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
      Shares 2,367,814
      Cost $25,793,687
      Market Value.......        --
    Fortis
     Series Fund --
     International Stock
     Series
      Shares 7,286,032
      Cost $100,825,614
      Market Value.......        --
    Fortis
     Series Fund -- Value
     Series
      Shares 6,842,045
      Cost $99,129,102
      Market Value.......        --
    Fortis
     Series Fund -- S&P
     500 Index Series
      Shares 14,077,573
      Cost $243,174,831
      Market Value.......        --
    Fortis
     Series Fund -- Blue
     Chip Series
      Shares 10,827,541
      Cost $185,215,898
      Market Value.......        --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
      Shares 3,700,010
      Cost $37,802,057
      Market Value.......        --
    Fortis
     Series Fund -- Large
     Cap Growth Series
      Shares 6,531,379
      Cost $87,074,530
      Market Value.......        --
    Fortis
     Series Fund -- Small
     Cap Value Series
      Shares 6,035,557
      Cost $67,509,916
      Market Value.......        --
    Fortis
     Series Fund --
     Global Equity Series
      Shares 1,119,885
      Cost $10,810,703
      Market Value.......        --
    Fortis
     Series Fund --
     Investors Growth
     Series
      Shares 2,026,786
      Cost $18,511,359
      Market Value.......      $14,256,821
  Other Assets...........        --
                               -----------
  Total Assets...........       14,256,821
                               -----------
LIABILITIES:
  Other Liabilities......        --
                               -----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $14,256,821
                               ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        3,343,190
  Deferred annuity
   contracts in the
   annuitization
   period................        --
  Net Assets (variable
   annuity contract
   liabilities)..........      $10,913,631
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        1,656,420
  Unit Values*...........      $  6.588687

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                             FORTIS SERIES
                           FORTIS SERIES    FUND -- CAPITAL     FORTIS SERIES
                            FUND -- BLUE     OPPORTUNITIES     FUND -- AMERICAN
                           CHIP II SERIES       SERIES          LEADERS SERIES     AIM -- VALUE
                           --------------  -----------------  ------------------  --------------
ASSETS:
  Investments:
    Fortis
     Series Fund -- Blue
     Chip II Series
      Shares 2,477,665
      Cost $22,385,532
      Market Value.......   $17,520,561          --                 --                 --
    Fortis
     Series Fund --
     Capital
     Opportunities Series
      Shares 2,783,862
      Cost $25,500,229
      Market Value.......       --            $19,916,581           --                 --
    Fortis
     Series Fund --
     American Leaders
     Series
      Shares 1,467,926
      Cost $15,339,218
      Market Value.......       --               --              $15,193,916           --
    AIM -- Value
      Shares 952,342
      Cost $27,791,919
      Market Value.......       --               --                 --             $22,237,185
    AIM -- International
     Equity
      Shares 286,904
      Cost $6,474,867
      Market Value.......       --               --                 --                 --
    Alliance Variable
     Product Series --
     Money Market
      Shares 25,522,722
      Cost $25,522,006
      Market Value.......       --               --                 --                 --
    Alliance Variable
     Product Series --
     International
      Shares 108,434
      Cost $1,242,851
      Market Value.......       --               --                 --                 --
    Alliance Variable
     Product Series --
     Premier Growth
      Shares 273,157
      Cost $8,636,706
      Market Value.......       --               --                 --                 --
    American Century VP
     Balanced
      Shares 290,284
      Cost $2,038,967
      Market Value.......       --               --                 --                 --
    American Century VP
     Capital Appreciation
      Shares 139,048
      Cost $1,577,834
      Market Value.......       --               --                 --                 --
  Other Assets...........             8                11                 12           --
                            -----------       -----------        -----------       -----------
  Total Assets...........    17,520,569        19,916,592         15,193,928        22,237,185
                            -----------       -----------        -----------       -----------
LIABILITIES:
  Other Liabilities......       --               --                 --                      48
                            -----------       -----------        -----------       -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $17,520,569       $19,916,592        $15,193,928       $22,237,137
                            ===========       ===========        ===========       ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............     2,217,956         3,393,396          3,401,605           --
  Net Assets (variable
   annuity contract
   liabilities)..........   $15,302,613       $16,523,196        $11,792,323       $22,237,137
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........     2,300,121         2,726,696          1,194,992         2,078,312
  Unit Values*...........   $  6.652961       $  6.059786        $  9.868120       $ 10.699617

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                              AIM --       ALLIANCE VARIABLE    ALLIANCE VARIABLE    ALLIANCE VARIABLE      AMERICAN
                           INTERNATIONAL   PRODUCT SERIES --    PRODUCT SERIES --    PRODUCT SERIES --     CENTURY VP
                              EQUITY         MONEY MARKET         INTERNATIONAL       PREMIER GROWTH        BALANCED
                           -------------  -------------------  -------------------  -------------------  --------------
ASSETS:
  Investments:
    Fortis
     Series Fund -- Blue
     Chip II Series
      Shares 2,477,665
      Cost $22,385,532
      Market Value.......      --               --                   --                   --                  --
    Fortis
     Series Fund --
     Capital
     Opportunities Series
      Shares 2,783,862
      Cost $25,500,229
      Market Value.......      --               --                   --                   --                  --
    Fortis
     Series Fund --
     American Leaders
     Series
      Shares 1,467,926
      Cost $15,339,218
      Market Value.......      --               --                   --                   --                  --
    AIM -- Value
      Shares 952,342
      Cost $27,791,919
      Market Value.......      --               --                   --                   --                  --
    AIM -- International
     Equity
      Shares 286,904
      Cost $6,474,867
      Market Value.......   $4,277,741          --                   --                   --                  --
    Alliance Variable
     Product Series --
     Money Market
      Shares 25,522,722
      Cost $25,522,006
      Market Value.......      --             $25,522,722            --                   --                  --
    Alliance Variable
     Product Series --
     International
      Shares 108,434
      Cost $1,242,851
      Market Value.......      --               --                 $1,267,593             --                  --
    Alliance Variable
     Product Series --
     Premier Growth
      Shares 273,157
      Cost $8,636,706
      Market Value.......      --               --                   --                 $6,872,849            --
    American Century VP
     Balanced
      Shares 290,284
      Cost $2,038,967
      Market Value.......      --               --                   --                   --               $1,912,973
    American Century VP
     Capital Appreciation
      Shares 139,048
      Cost $1,577,834
      Market Value.......      --               --                   --                   --                  --
  Other Assets...........      --               --                   --                   --                       11
                            ----------        -----------          ----------           ----------         ----------
  Total Assets...........    4,277,741         25,522,722           1,267,593            6,872,849          1,912,984
                            ----------        -----------          ----------           ----------         ----------
LIABILITIES:
  Other Liabilities......           25          --                   --                   --                  --
                            ----------        -----------          ----------           ----------         ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $4,277,716        $25,522,722          $1,267,593           $6,872,849         $1,912,984
                            ==========        ===========          ==========           ==========         ==========
  Net Assets for Fortis
   Benefits Insurance
   Company...............      --               --                   --                   --                  --
  Net Assets (variable
   annuity contract
   liabilities)..........   $4,277,716        $25,522,722          $1,267,593           $6,872,849         $1,912,984
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........      523,753          1,983,265             121,233              329,053            129,088
  Unit Values*...........   $ 8.167428        $ 12.869041          $10.455841           $20.886726         $14.819236

                             AMERICAN
                            CENTURY VP
                             CAPITAL
                           APPRECIATION
                           ------------
ASSETS:
  Investments:
    Fortis
     Series Fund -- Blue
     Chip II Series
      Shares 2,477,665
      Cost $22,385,532
      Market Value.......      --
    Fortis
     Series Fund --
     Capital
     Opportunities Series
      Shares 2,783,862
      Cost $25,500,229
      Market Value.......      --
    Fortis
     Series Fund --
     American Leaders
     Series
      Shares 1,467,926
      Cost $15,339,218
      Market Value.......      --
    AIM -- Value
      Shares 952,342
      Cost $27,791,919
      Market Value.......      --
    AIM -- International
     Equity
      Shares 286,904
      Cost $6,474,867
      Market Value.......      --
    Alliance Variable
     Product Series --
     Money Market
      Shares 25,522,722
      Cost $25,522,006
      Market Value.......      --
    Alliance Variable
     Product Series --
     International
      Shares 108,434
      Cost $1,242,851
      Market Value.......      --
    Alliance Variable
     Product Series --
     Premier Growth
      Shares 273,157
      Cost $8,636,706
      Market Value.......      --
    American Century VP
     Balanced
      Shares 290,284
      Cost $2,038,967
      Market Value.......      --
    American Century VP
     Capital Appreciation
      Shares 139,048
      Cost $1,577,834
      Market Value.......   $1,042,859
  Other Assets...........           89
                            ----------
  Total Assets...........    1,042,948
                            ----------
LIABILITIES:
  Other Liabilities......      --
                            ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,042,948
                            ==========
  Net Assets for Fortis
   Benefits Insurance
   Company...............      --
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,042,948
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       93,352
  Unit Values*...........   $11.172204

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                FEDERATED                                 FEDERATED
                           INSURANCE SERIES --       FEDERATED       INSURANCE SERIES --       FEDERATED
                                AMERICAN        INSURANCE SERIES --        GROWTH         INSURANCE SERIES --
                               LEADERS II        EQUITY INCOME II       STRATEGIES II       HIGH INCOME II
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Federated Insurance
     Series -- American
     Leaders II
      Shares 4,293,865
      Cost $86,255,635
      Market Value.......      $82,656,910            --                   --                   --
    Federated Insurance
     Series -- Equity
     Income II
      Shares 4,011,131
      Cost $61,377,306
      Market Value.......        --                 $50,099,023            --                   --
    Federated Insurance
     Series -- Growth
     Strategies II
      Shares 2,334,825
      Cost $60,170,702
      Market Value.......        --                   --                 $41,209,664            --
    Federated Insurance
     Series -- High
     Income II
      Shares 1,427,141
      Cost $13,071,281
      Market Value.......        --                   --                   --                 $11,017,528
    Federated Insurance
     Series -- U.S. Gov't
     Securities II
      Shares 986,347
      Cost $10,827,993
      Market Value.......        --                   --                   --                   --
    Federated Insurance
     Series --
     Utility II
      Shares 757,967
      Cost $10,156,893
      Market Value.......        --                   --                   --                   --
    Federated Insurance
     Series --
     International
     Equity II
      Shares 1,346,728
      Cost $27,361,272
      Market Value.......        --                   --                   --                   --
    Federated Insurance
     Series --
     International Small
     Co. II
      Shares 227,666
      Cost $1,827,790
      Market Value.......        --                   --                   --                   --
    Federated Insurance
     Series -- Large
     Cap II
      Shares 1,224,922
      Cost $9,235,542
      Market Value.......        --                   --                   --                   --
    Federated Insurance
     Series -- Prime
     Money
      Shares 4,346,406
      Cost $4,346,406
      Market Value.......        --                   --                   --                   --
  Other Assets...........        --                          41            --                   --
                               -----------          -----------          -----------          -----------
  Total Assets...........       82,656,910           50,099,064           41,209,664           11,017,528
                               -----------          -----------          -----------          -----------
LIABILITIES:
  Other Liabilities......               13            --                          10                   69
                               -----------          -----------          -----------          -----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $82,656,897          $50,099,064          $41,209,654          $11,017,459
                               ===========          ===========          ===========          ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        8,042,323            5,557,507            3,969,535            1,179,900
  Unit Values*...........      $ 10.277739          $  9.014666          $ 10.381482          $  9.337622

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                FEDERATED                                 FEDERATED            FEDERATED
                           INSURANCE SERIES --       FEDERATED       INSURANCE SERIES --  INSURANCE SERIES --       FEDERATED
                               U.S. GOV'T       INSURANCE SERIES --     INTERNATIONAL        INTERNATIONAL     INSURANCE SERIES --
                              SECURITIES II         UTILITY II            EQUITY II          SMALL CO. II         LARGE CAP II
                           -------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Federated Insurance
     Series -- American
     Leaders II
      Shares 4,293,865
      Cost $86,255,635
      Market Value.......        --                   --                   --                   --                   --
    Federated Insurance
     Series -- Equity
     Income II
      Shares 4,011,131
      Cost $61,377,306
      Market Value.......        --                   --                   --                   --                   --
    Federated Insurance
     Series -- Growth
     Strategies II
      Shares 2,334,825
      Cost $60,170,702
      Market Value.......        --                   --                   --                   --                   --
    Federated Insurance
     Series -- High
     Income II
      Shares 1,427,141
      Cost $13,071,281
      Market Value.......        --                   --                   --                   --                   --
    Federated Insurance
     Series -- U.S. Gov't
     Securities II
      Shares 986,347
      Cost $10,827,993
      Market Value.......      $11,273,943            --                   --                   --                   --
    Federated Insurance
     Series --
     Utility II
      Shares 757,967
      Cost $10,156,893
      Market Value.......        --                 $7,860,113             --                   --                   --
    Federated Insurance
     Series --
     International
     Equity II
      Shares 1,346,728
      Cost $27,361,272
      Market Value.......        --                   --                 $15,325,761            --                   --
    Federated Insurance
     Series --
     International Small
     Co. II
      Shares 227,666
      Cost $1,827,790
      Market Value.......        --                   --                   --                 $1,263,548             --
    Federated Insurance
     Series -- Large
     Cap II
      Shares 1,224,922
      Cost $9,235,542
      Market Value.......        --                   --                   --                   --                 $7,043,304
    Federated Insurance
     Series -- Prime
     Money
      Shares 4,346,406
      Cost $4,346,406
      Market Value.......        --                   --                   --                   --                   --
  Other Assets...........               72            --                   --                   --                   --
                               -----------          ----------           -----------          ----------           ----------
  Total Assets...........       11,274,015           7,860,113            15,325,761           1,263,548            7,043,304
                               -----------          ----------           -----------          ----------           ----------
LIABILITIES:
  Other Liabilities......        --                   --                          21            --                   --
                               -----------          ----------           -----------          ----------           ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $11,274,015          $7,860,113           $15,325,740          $1,263,548           $7,043,304
                               ===========          ==========           ===========          ==========           ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          912,408             999,749             1,647,418             220,769            1,249,630
  Unit Values*...........      $ 12.356326          $ 7.862087           $  9.302886          $ 5.723384           $ 5.636314


                                FEDERATED
                           INSURANCE SERIES --
                               PRIME MONEY
                           -------------------
ASSETS:
  Investments:
    Federated Insurance
     Series -- American
     Leaders II
      Shares 4,293,865
      Cost $86,255,635
      Market Value.......        --
    Federated Insurance
     Series -- Equity
     Income II
      Shares 4,011,131
      Cost $61,377,306
      Market Value.......        --
    Federated Insurance
     Series -- Growth
     Strategies II
      Shares 2,334,825
      Cost $60,170,702
      Market Value.......        --
    Federated Insurance
     Series -- High
     Income II
      Shares 1,427,141
      Cost $13,071,281
      Market Value.......        --
    Federated Insurance
     Series -- U.S. Gov't
     Securities II
      Shares 986,347
      Cost $10,827,993
      Market Value.......        --
    Federated Insurance
     Series --
     Utility II
      Shares 757,967
      Cost $10,156,893
      Market Value.......        --
    Federated Insurance
     Series --
     International
     Equity II
      Shares 1,346,728
      Cost $27,361,272
      Market Value.......        --
    Federated Insurance
     Series --
     International Small
     Co. II
      Shares 227,666
      Cost $1,827,790
      Market Value.......        --
    Federated Insurance
     Series -- Large
     Cap II
      Shares 1,224,922
      Cost $9,235,542
      Market Value.......        --
    Federated Insurance
     Series -- Prime
     Money
      Shares 4,346,406
      Cost $4,346,406
      Market Value.......      $4,346,406
  Other Assets...........        --
                               ----------
  Total Assets...........       4,346,406
                               ----------
LIABILITIES:
  Other Liabilities......               5
                               ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $4,346,401
                               ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........         393,373
  Unit Values*...........      $11.049063

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                        FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED          INVESCO --
                            INSURANCE SERIES --         SMALL CAP         INSURANCE SERIES --      HEALTH &
                              QUALITY BOND II         STRATEGIES II       STRATEGIC INCOME II      SCIENCES
                           ---------------------  ---------------------  ---------------------  ---------------
ASSETS:
  Investments:
    Federated Insurance
     Series -- Quality
     Bond II
      Shares 162,509
      Cost $1,786,248
      Market Value.......       $ 1,831,475             --                     --                    --
    Federated Insurance
     Series -- Small Cap
     Strategies II
      Shares 716,078
      Cost $8,221,816
      Market Value.......         --                   $6,716,811              --                    --
    Federated Insurance
     Series -- Strategic
     Income II
      Shares 327,596
      Cost $3,289,407
      Market Value.......         --                    --                    $3,151,478             --
    INVESCO -- Health &
     Sciences
      Shares 215,756
      Cost $3,894,833
      Market Value.......         --                    --                     --                 $3,926,765
    INVESCO -- Industrial
     Income
      Shares 170,208
      Cost $3,457,670
      Market Value.......         --                    --                     --                    --
    INVESCO -- Technology
      Shares 429,683
      Cost $9,354,540
      Market Value.......         --                    --                     --                    --
    MFS Emerging Growth
     Series
      Shares 787,893
      Cost $20,759,793
      Market Value.......         --                    --                     --                    --
    MFS High Income
     Series
      Shares 793,357
      Cost $8,548,624
      Market Value.......         --                    --                     --                    --
    MFS World Government
     Series
      Shares 6,211
      Cost $63,646
      Market Value.......         --                    --                     --                    --
    Montgomery Variable
     Emerging Markets
      Shares 106,723
      Cost $736,654
      Market Value.......         --                    --                     --                    --
  Other Assets...........                30             --                     --                    --
                                -----------            ----------             ----------          ----------
  Total Assets...........         1,831,505             6,716,811              3,151,478           3,926,765
                                -----------            ----------             ----------          ----------
LIABILITIES:
  Other Liabilities......         --                           64              --                    --
                                -----------            ----------             ----------          ----------
  Net Assets (variable
   annuity contract
   liabilities)..........       $ 1,831,505            $6,716,747             $3,151,478          $3,926,765
                                ===========            ==========             ==========          ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........           161,379               707,123                277,789             213,189
  Unit Values*...........       $ 11.349098            $ 9.498695             $11.344852          $18.419138

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                                        MONTGOMERY
                                                                                            MFS WORLD    VARIABLE
                              INVESCO --       INVESCO --    MFS EMERGING     MFS HIGH     GOVERNMENT    EMERGING
                           INDUSTRIAL INCOME   TECHNOLOGY    GROWTH SERIES  INCOME SERIES    SERIES      MARKETS
                           -----------------  -------------  -------------  -------------  -----------  ----------
ASSETS:
  Investments:
    Federated Insurance
     Series -- Quality
     Bond II
      Shares 162,509
      Cost $1,786,248
      Market Value.......       --                --              --            --             --          --
    Federated Insurance
     Series -- Small Cap
     Strategies II
      Shares 716,078
      Cost $8,221,816
      Market Value.......       --                --              --            --             --          --
    Federated Insurance
     Series -- Strategic
     Income II
      Shares 327,596
      Cost $3,289,407
      Market Value.......       --                --              --            --             --          --
    INVESCO -- Health &
     Sciences
      Shares 215,756
      Cost $3,894,833
      Market Value.......       --                --              --            --             --          --
    INVESCO -- Industrial
     Income
      Shares 170,208
      Cost $3,457,670
      Market Value.......     $3,162,471          --              --            --             --          --
    INVESCO -- Technology
      Shares 429,683
      Cost $9,354,540
      Market Value.......       --             $6,604,224         --            --             --          --
    MFS Emerging Growth
     Series
      Shares 787,893
      Cost $20,759,793
      Market Value.......       --                --          $14,166,320       --             --          --
    MFS High Income
     Series
      Shares 793,357
      Cost $8,548,624
      Market Value.......       --                --              --         $7,314,752        --          --
    MFS World Government
     Series
      Shares 6,211
      Cost $63,646
      Market Value.......       --                --              --            --         $   62,668      --
    Montgomery Variable
     Emerging Markets
      Shares 106,723
      Cost $736,654
      Market Value.......       --                --              --            --             --       $ 770,543
  Other Assets...........       --                --              --            --             --          --
                              ----------       ----------     -----------    ----------    ----------   ---------
  Total Assets...........      3,162,471        6,604,224      14,166,320     7,314,752        62,668     770,543
                              ----------       ----------     -----------    ----------    ----------   ---------
LIABILITIES:
  Other Liabilities......              7               35              39            12            62          12
                              ----------       ----------     -----------    ----------    ----------   ---------
  Net Assets (variable
   annuity contract
   liabilities)..........     $3,162,464       $6,604,189     $14,166,281    $7,314,740    $   62,606   $ 770,531
                              ==========       ==========     ===========    ==========    ==========   =========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        212,497          435,107       1,277,560       752,314         5,382     108,884
  Unit Values*...........     $14.882394       $15.178321     $ 11.088545    $ 9.722991    $11.632479   $7.076623

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                              NEUBERGER &
                             MONTGOMERY        BERMAN AMT     NEUBERGER &
                           VARIABLE GROWTH  LIMITED MATURITY   BERMAN AMT   PILGRIM EMERGING
                                FUND              BOND          PARTNERS        MARKETS
                           ---------------  ----------------  ------------  ----------------
ASSETS:
  Investments:
    Montgomery Variable
     Growth Fund
      Shares 43,964
      Cost $653,494
      Market Value.......    $  470,412          --               --             --
    Neuberger & Berman
     AMT Limited Maturity
     Bond
      Shares 97,794
      Cost $1,300,520
      Market Value.......       --             $1,317,290         --             --
    Neuberger & Berman
     AMT Partners
      Shares 103,374
      Cost $1,672,731
      Market Value.......       --               --            $1,560,953        --
    Pilgrim Emerging
     Markets
      Shares 5,551
      Cost $26,607
      Market Value.......       --               --               --           $  27,368
    Pilgrim Natural
     Resources Trust
      Shares 26,214
      Cost $338,402
      Market Value.......       --               --               --             --
    SAFECO RST Equity
      Shares 109,354
      Cost $3,134,420
      Market Value.......       --               --               --             --
    SAFECO RST Growth
      Shares 271,000
      Cost $5,684,809
      Market Value.......       --               --               --             --
    Strong Discovery II
      Shares 44,394
      Cost $477,454
      Market Value.......       --               --               --             --
    Strong International
     Stock II
      Shares 132,876
      Cost $1,073,411
      Market Value.......       --               --               --             --
    Strong Mid Cap Growth
     II
      Shares 9,967
      Cost $159,572
      Market Value.......       --               --               --             --
  Other Assets...........       --                     63         --             --
                             ----------        ----------      ----------      ---------
  Total Assets...........       470,412         1,317,353       1,560,953         27,368
                             ----------        ----------      ----------      ---------
LIABILITIES:
  Other Liabilities......       --               --               --                  10
                             ----------        ----------      ----------      ---------
  Net Assets (variable
   annuity contract
   liabilities)..........    $  470,412        $1,317,353      $1,560,953      $  27,358
                             ==========        ==========      ==========      =========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
    Units Owned by
     Participants........        32,846        103,806.00      116,299.94          3,847
    Unit Values*.........    $14.321956        $12.690569      $13.421767      $7.110870

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                           STRONG        STRONG
                           PILGRIM NATURAL   SAFECO RST    SAFECO RST    DISCOVERY    INTERNATIONAL  STRONG MID CAP
                           RESOURCES TRUST     EQUITY        GROWTH          II         STOCK II       GROWTH II
                           ---------------  ------------  ------------  ------------  -------------  --------------
ASSETS:
  Investments:
    Montgomery Variable
     Growth Fund
      Shares 43,964
      Cost $653,494
      Market Value.......       --              --            --            --            --              --
    Neuberger & Berman
     AMT Limited Maturity
     Bond
      Shares 97,794
      Cost $1,300,520
      Market Value.......       --              --            --            --            --              --
    Neuberger & Berman
     AMT Partners
      Shares 103,374
      Cost $1,672,731
      Market Value.......       --              --            --            --            --              --
    Pilgrim Emerging
     Markets
      Shares 5,551
      Cost $26,607
      Market Value.......       --              --            --            --            --              --
    Pilgrim Natural
     Resources Trust
      Shares 26,214
      Cost $338,402
      Market Value.......    $  325,049         --            --            --            --              --
    SAFECO RST Equity
      Shares 109,354
      Cost $3,134,420
      Market Value.......       --           $2,701,050       --            --            --              --
    SAFECO RST Growth
      Shares 271,000
      Cost $5,684,809
      Market Value.......       --              --         $5,932,183       --            --              --
    Strong Discovery II
      Shares 44,394
      Cost $477,454
      Market Value.......       --              --            --         $  458,151       --              --
    Strong International
     Stock II
      Shares 132,876
      Cost $1,073,411
      Market Value.......       --              --            --            --          $ 988,617         --
    Strong Mid Cap Growth
     II
      Shares 9,967
      Cost $159,572
      Market Value.......       --              --            --            --            --           $  163,254
  Other Assets...........       --              --            --                 14             8         --
                             ----------      ----------    ----------    ----------     ---------      ----------
  Total Assets...........       325,049       2,701,050     5,932,183       458,165       988,625         163,254
                             ----------      ----------    ----------    ----------     ---------      ----------
LIABILITIES:
  Other Liabilities......           110             222       --            --            --                    7
                             ----------      ----------    ----------    ----------     ---------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $  324,939      $2,700,828    $5,932,183    $  458,165     $ 988,625      $  163,247
                             ==========      ==========    ==========    ==========     =========      ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
    Units Owned by
     Participants........        28,201         205,141       334,075        34,043       132,506          15,010
    Unit Values*.........    $11.522300      $13.165723    $17.757031    $13.458622     $7.460973      $10.875698

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                            WELLS FARGO        WELLS FARGO
                           VAN ECK HARD     VAN ECK      VARIABLE TRUST --  VARIABLE TRUST --
                              ASSETS     WORLDWIDE BOND     CORP. BOND          LARGE CAP
                           ------------  --------------  -----------------  -----------------
ASSETS:
  Investments:
    Van Eck Hard Assets
      Shares 10,576
      Cost $115,138
      Market Value.......   $ 113,058         --               --                 --
    Van Eck Worldwide
     Bond
      Shares 18,782
      Cost $183,433
      Market Value.......      --          $  176,925          --                 --
    Wells Fargo Variable
     Trust -- Corp. Bond
      Shares 2,984,431
      Cost $31,717,811
      Market Value.......      --             --            $30,560,571           --
    Wells Fargo Variable
     Trust -- Large Cap
      Shares 5,005,209
      Cost $54,624,301
      Market Value.......      --             --               --              $47,349,280
    Wells Fargo Variable
     Trust -- Asset
     Allocation
      Shares 558,179
      Cost $7,867,042
      Market Value.......      --             --               --                 --
    Wells Fargo Variable
     Trust -- Equity
     Value
      Shares 83,104
      Cost $769,634
      Market Value.......      --             --               --                 --
    Wells Fargo Variable
     Trust -- Growth
      Shares 32,369
      Cost $642,589
      Market Value.......      --             --               --                 --
    Wells Fargo Variable
     Trust -- Income
     Equity
      Shares 5,459,350
      Cost $80,431,772
      Market Value.......      --             --               --                 --
    Wells Fargo Variable
     Trust --
     International
      Shares 5,490
      Cost $47,407
      Market Value.......      --             --               --                 --
    Wells Fargo Variable
     Trust -- Small Cap
     Stock
      Shares 1,432,411
      Cost $18,174,269
      Market Value.......      --             --               --                 --
  Other Assets...........      --             --                     19           --
                            ---------      ----------       -----------        -----------
  Total Assets...........     113,058         176,925        30,560,590         47,349,280
                            ---------      ----------       -----------        -----------
LIABILITIES:
  Other Liabilities......          72              21          --                       10
                            ---------      ----------       -----------        -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $ 112,986      $  176,904       $30,560,590        $47,349,270
                            =========      ==========       ===========        ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........      14,094          17,085         2,095,987          2,482,639
  Unit Values*...........   $8.016455      $10.354186       $ 14.580525        $ 19.072154

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                              WELLS FARGO        WELLS FARGO        WELLS FARGO        WELLS FARGO        WELLS FARGO
                           VARIABLE TRUST --  VARIABLE TRUST --  VARIABLE TRUST --  VARIABLE TRUST --  VARIABLE TRUST --
                           ASSET ALLOCATION     EQUITY VALUE          GROWTH          INCOME EQUITY      INTERNATIONAL
                           -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS:
  Investments:
    Van Eck Hard Assets
      Shares 10,576
      Cost $115,138
      Market Value.......       --                 --                 --                  --                --
    Van Eck Worldwide
     Bond
      Shares 18,782
      Cost $183,433
      Market Value.......       --                 --                 --                  --                --
    Wells Fargo Variable
     Trust -- Corp. Bond
      Shares 2,984,431
      Cost $31,717,811
      Market Value.......       --                 --                 --                  --                --
    Wells Fargo Variable
     Trust -- Large Cap
      Shares 5,005,209
      Cost $54,624,301
      Market Value.......       --                 --                 --                  --                --
    Wells Fargo Variable
     Trust -- Asset
     Allocation
      Shares 558,179
      Cost $7,867,042
      Market Value.......     $6,876,769           --                 --                  --                --
    Wells Fargo Variable
     Trust -- Equity
     Value
      Shares 83,104
      Cost $769,634
      Market Value.......       --                $ 749,601           --                  --                --
    Wells Fargo Variable
     Trust -- Growth
      Shares 32,369
      Cost $642,589
      Market Value.......       --                 --                $ 455,753            --                --
    Wells Fargo Variable
     Trust -- Income
     Equity
      Shares 5,459,350
      Cost $80,431,772
      Market Value.......       --                 --                 --               $84,729,110          --
    Wells Fargo Variable
     Trust --
     International
      Shares 5,490
      Cost $47,407
      Market Value.......       --                 --                 --                  --               $  41,173
    Wells Fargo Variable
     Trust -- Small Cap
     Stock
      Shares 1,432,411
      Cost $18,174,269
      Market Value.......       --                 --                 --                  --                --
  Other Assets...........       --                 --                        3                   5          --
                              ----------          ---------          ---------         -----------         ---------
  Total Assets...........      6,876,769            749,601            455,756          84,729,115            41,173
                              ----------          ---------          ---------         -----------         ---------
LIABILITIES:
  Other Liabilities......       --                        5           --                  --                     100
                              ----------          ---------          ---------         -----------         ---------
  Net Assets (variable
   annuity contract
   liabilities)..........     $6,876,769          $ 749,596          $ 455,756         $84,729,115         $  41,073
                              ==========          =========          =========         ===========         =========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        718,488             78,567             61,195           5,314,216             5,575
  Unit Values*...........     $ 9.571168          $9.540848          $7.447668         $ 15.943861         $7.367363

                              WELLS FARGO
                           VARIABLE TRUST --
                            SMALL CAP STOCK
                           -----------------
ASSETS:
  Investments:
    Van Eck Hard Assets
      Shares 10,576
      Cost $115,138
      Market Value.......        --
    Van Eck Worldwide
     Bond
      Shares 18,782
      Cost $183,433
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Corp. Bond
      Shares 2,984,431
      Cost $31,717,811
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Large Cap
      Shares 5,005,209
      Cost $54,624,301
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Asset
     Allocation
      Shares 558,179
      Cost $7,867,042
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Equity
     Value
      Shares 83,104
      Cost $769,634
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Growth
      Shares 32,369
      Cost $642,589
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Income
     Equity
      Shares 5,459,350
      Cost $80,431,772
      Market Value.......        --
    Wells Fargo Variable
     Trust --
     International
      Shares 5,490
      Cost $47,407
      Market Value.......        --
    Wells Fargo Variable
     Trust -- Small Cap
     Stock
      Shares 1,432,411
      Cost $18,174,269
      Market Value.......     $11,244,426
  Other Assets...........              85
                              -----------
  Total Assets...........      11,244,511
                              -----------
LIABILITIES:
  Other Liabilities......        --
                              -----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $11,244,511
                              ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........         873,138
  Unit Values*...........     $ 12.878267

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                     KELMOORE       KELMOORE
                                        SCUDDER      VARIABLE    VARIABLE EAGLE
                                     INTERNATIONAL   STRATEGY       STRATEGY
                                     -------------  -----------  --------------
ASSETS:
  Investments:
    Scudder International
      Shares 497,494
      Cost $6,402,152
      Market Value.................   $4,004,824        --            --
    Kelmoore Variable Strategy
      Shares 583,253
      Cost $5,250,034
      Market Value.................      --         $5,115,132        --
    Kelmoore Variable Eagle
      Shares 170,561
      Cost $1,174,562
      Market Value.................      --             --         $1,045,540
  Other Assets.....................      --             --                 28
                                      ----------    ----------     ----------
  Total Assets.....................    4,004,824     5,115,132      1,045,568
                                      ----------    ----------     ----------
LIABILITIES:
  Other Liabilities................      --                 36        --
                                      ----------    ----------     ----------
  Net Assets (variable annuity
   contract liabilities)...........   $4,004,824    $5,115,096     $1,045,568
                                      ==========    ==========     ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by Participants......      301,812       591,903        173,152
  Unit Values*.....................   $13.269274    $ 8.641785     $ 6.038456

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 144,779,678        $ 7,359,256         $ 4,962,557
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (7,475,741)        (1,971,097)         (1,508,186)
                            -------------        -----------         -----------
    Net investment income
     (loss)..............     137,303,937          5,388,159           3,454,371
                            -------------        -----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,035,802)           130,433             191,681
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (305,789,038)         2,400,999          (1,096,822)
                            -------------        -----------         -----------
    Net gain (loss) on
     investments.........    (308,824,840)         2,531,432            (905,141)
                            -------------        -----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(171,520,903)       $ 7,919,591         $ 2,549,230
                            =============        ===========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------
INVESTMENT INCOME:
  Dividends..............    $  62,102,632     $ 6,299,091     $ 12,225,684    $ 22,633,391       $ 17,624,572
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (7,010,955)     (1,125,134)      (2,930,345)     (2,499,485)        (2,701,078)
                             -------------     -----------     ------------    ------------       ------------
    Net investment income
     (loss)..............       55,091,677       5,173,957        9,295,339      20,133,906         14,923,494
                             -------------     -----------     ------------    ------------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          465,160        (693,693)         398,500     (11,064,302)         2,736,128
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (104,027,309)       (285,944)     (79,304,983)    (60,737,000)       (42,603,914)
                             -------------     -----------     ------------    ------------       ------------
    Net gain (loss) on
     investments.........     (103,562,149)       (979,637)     (78,906,483)    (71,801,302)       (39,867,786)
                             -------------     -----------     ------------    ------------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (48,470,472)    $ 4,194,320     $(69,611,144)   $(51,667,396)      $(24,944,292)
                             =============     ===========     ============    ============       ============

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $ 5,379,742          $  --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (653,730)            (401,296)
                               -----------          -----------
    Net investment income
     (loss)..............        4,726,012             (401,296)
                               -----------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (4,075,463)          (3,070,857)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (832,135)          (4,522,811)
                               -----------          -----------
    Net gain (loss) on
     investments.........       (4,907,598)          (7,593,668)
                               -----------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  (181,586)         $(7,994,964)
                               ===========          ===========

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES    FORTIS SERIES
                               FUND --          FUND --      FORTIS SERIES
                           MULTISECTOR BOND  INTERNATIONAL   FUND -- VALUE
                                SERIES       STOCK SERIES       SERIES
                           ----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ --           $  7,780,456    $ 12,919,878
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (340,263)      (1,239,397)     (1,355,402)
                              ----------     ------------    ------------
    Net investment income
     (loss)..............       (340,263)       6,541,059      11,564,476
                              ----------     ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         16,005       (2,280,635)         84,116
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,190,633      (31,446,598)    (16,047,874)
                              ----------     ------------    ------------
    Net gain (loss) on
     investments.........      1,206,638      (33,727,233)    (15,963,758)
                              ----------     ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  866,375     $(27,186,174)   $ (4,399,282)
                              ==========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES           SERIES           STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $  9,435,451        $  --                $    97,814        $  --                 $ --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (3,541,771)         (2,716,732)           (464,283)         (1,010,444)            (942,471)
                             ------------        ------------         -----------        ------------          -----------
    Net investment income
     (loss)..............       5,893,680          (2,716,732)           (366,469)         (1,010,444)            (942,471)
                             ------------        ------------         -----------        ------------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (865,100)         (1,081,190)           (370,370)         (3,208,272)             901,991
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (46,026,511)        (33,373,090)           (849,793)         (9,742,180)          11,706,163
                             ------------        ------------         -----------        ------------          -----------
    Net gain (loss) on
     investments.........     (46,891,611)        (34,454,280)         (1,220,163)        (12,950,452)          12,608,154
                             ------------        ------------         -----------        ------------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(40,997,931)       $(37,171,012)        $(1,586,632)       $(13,960,896)         $11,665,683
                             ============        ============         ===========        ============          ===========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $ 114,526          $ --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (68,545)            (141,022)
                              ---------          -----------
    Net investment income
     (loss)..............        45,981             (141,022)
                              ---------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (141,451)            (307,182)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (803,919)          (3,360,115)
                              ---------          -----------
    Net gain (loss) on
     investments.........      (945,370)          (3,667,297)
                              ---------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(899,389)         $(3,808,319)
                              =========          ===========

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             FORTIS SERIES
                           FORTIS SERIES    FUND -- CAPITAL     FORTIS SERIES
                            FUND -- BLUE     OPPORTUNITIES     FUND -- AMERICAN
                           CHIP II SERIES       SERIES          LEADERS SERIES
                           --------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $   --            $  --               $ 121,873
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (199,375)         (207,675)         (116,106)
                            -----------       -----------         ---------
    Net investment income
     (loss)..............      (199,375)         (207,675)            5,767
                            -----------       -----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (320,173)         (548,834)          (15,241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,557,775)       (4,450,071)         (447,123)
                            -----------       -----------         ---------
    Net gain (loss) on
     investments.........    (3,877,948)       (4,998,905)         (462,364)
                            -----------       -----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(4,077,323)      $(5,206,580)        $(456,597)
                            ===========       ===========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              AIM --       ALLIANCE VARIABLE    ALLIANCE VARIABLE    ALLIANCE VARIABLE    AMERICAN
                                           INTERNATIONAL   PRODUCT SERIES --    PRODUCT SERIES --    PRODUCT SERIES --   CENTURY VP
                            AIM -- VALUE      EQUITY         MONEY MARKET         INTERNATIONAL       PREMIER GROWTH      BALANCED
                           --------------  -------------  -------------------  -------------------  -------------------  ----------
INVESTMENT INCOME:
  Dividends..............   $   477,588     $   128,002        $ 827,390            $ 80,889            $   409,454      $  77,950
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (352,861)        (71,991)        (108,765)             (8,024)               (33,166)        (6,962)
                            -----------     -----------        ---------            --------            -----------      ---------
    Net investment income
     (loss)..............       124,727          56,011          718,625              72,865                376,288         70,988
                            -----------     -----------        ---------            --------            -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (898,569)       (429,221)        --                   (90,311)            (1,520,995)       (42,424)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,202,472)     (1,207,986)        --                    28,389               (440,175)       (90,778)
                            -----------     -----------        ---------            --------            -----------      ---------
    Net gain (loss) on
     investments.........    (4,101,041)     (1,637,207)        --                   (61,922)            (1,961,170)      (133,202)
                            -----------     -----------        ---------            --------            -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,976,314)    $(1,581,196)       $ 718,625            $ 10,943            $(1,584,882)     $ (62,214)
                            ===========     ===========        =========            ========            ===========      =========

                             AMERICAN
                            CENTURY VP
                             CAPITAL
                           APPRECIATION
                           ------------
INVESTMENT INCOME:
  Dividends..............   $ 474,357
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (5,814)
                            ---------
    Net investment income
     (loss)..............     468,543
                            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (580,587)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (376,693)
                            ---------
    Net gain (loss) on
     investments.........    (957,280)
                            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(488,737)
                            =========

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                 FEDERATED                                     FEDERATED
                            INSURANCE SERIES --         FEDERATED         INSURANCE SERIES --
                                 AMERICAN          INSURANCE SERIES --          GROWTH
                                LEADERS II          EQUITY INCOME II         STRATEGIES II
                           ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............       $ 1,553,003            $   967,802           $    716,624
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (1,042,207)              (676,550)              (573,036)
                                -----------            -----------           ------------
    Net investment income
     (loss)..............           510,796                291,252                143,588
                                -----------            -----------           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (222,445)              (749,777)            (1,064,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (4,805,089)            (6,283,625)           (11,311,312)
                                -----------            -----------           ------------
    Net gain (loss) on
     investments.........        (5,027,534)            (7,033,402)           (12,375,642)
                                -----------            -----------           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(4,516,738)           $(6,742,150)          $(12,232,054)
                                ===========            ===========           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                        FEDERATED                                     FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED         INSURANCE SERIES --
                            INSURANCE SERIES --        U.S. GOV'T         INSURANCE SERIES --       INTERNATIONAL
                              HIGH INCOME II          SECURITIES II           UTILITY II              EQUITY II
                           ---------------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............       $ 1,151,410             $ 450,896             $   336,831            $ 2,499,646
EXPENSES:
  Mortality, expense and
   administrative
   charges...............          (136,929)             (104,740)               (120,931)              (245,071)
                                -----------             ---------             -----------            -----------
    Net investment income
     (loss)..............         1,014,481               346,156                 215,900              2,254,575
                                -----------             ---------             -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (413,375)              333,856                (669,684)            (1,593,865)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (523,417)              (68,332)             (1,034,165)            (7,706,634)
                                -----------             ---------             -----------            -----------
    Net gain (loss) on
     investments.........          (936,792)              265,524              (1,703,849)            (9,300,499)
                                -----------             ---------             -----------            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $    77,689             $ 611,680             $(1,487,949)           $(7,045,924)
                                ===========             =========             ===========            ===========

                                 FEDERATED
                            INSURANCE SERIES --         FEDERATED              FEDERATED
                               INTERNATIONAL       INSURANCE SERIES --    INSURANCE SERIES --
                               SMALL CO. II           LARGE CAP II            PRIME MONEY
                           ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............        $--                   $ --                    $143,191
EXPENSES:
  Mortality, expense and
   administrative
   charges...............          (77,102)                (17,043)             (54,163)
                                 ---------             -----------             --------
    Net investment income
     (loss)..............          (77,102)                (17,043)              89,028
                                 ---------             -----------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (58,443)                (49,038)            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (424,781)             (1,485,564)            --
                                 ---------             -----------             --------
    Net gain (loss) on
     investments.........         (483,224)             (1,534,602)            --
                                 ---------             -----------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(560,326)            $(1,551,645)            $ 89,028
                                 =========             ===========             ========

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED
                            INSURANCE SERIES --         SMALL CAP         INSURANCE SERIES --
                              QUALITY BOND II         STRATEGIES II       STRATEGIC INCOME II
                           ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............        $ 16,500               $   2,484              $376,206
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (13,053)                (82,605)              (35,199)
                                 --------               ---------              --------
    Net investment income
     (loss)..............           3,447                 (80,121)              341,007
                                 --------               ---------              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           2,312                (216,886)               (7,826)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          35,750                 136,549                12,088
                                 --------               ---------              --------
    Net gain (loss) on
     investments.........          38,062                 (80,337)                4,262
                                 --------               ---------              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 41,509               $(160,458)             $345,269
                                 ========               =========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                                      MONTGOMERY
                            INVESCO --                                                                    MFS WORLD    VARIABLE
                             HEALTH &       INVESCO --       INVESCO --   MFS EMERGING   MFS HIGH INCOME  GOVERNMENT   EMERGING
                             SCIENCES    INDUSTRIAL INCOME   TECHNOLOGY   GROWTH SERIES      SERIES         SERIES     MARKETS
                           ------------  -----------------  ------------  -------------  ---------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............   $     525        $  12,856      $   --         $ 1,131,721     $   655,948     $ 4,127     $ --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............     (18,688)         (12,200)         (35,815)      (202,993)        (94,739)       (554)      (3,706)
                            ---------        ---------      -----------    -----------     -----------     -------     --------
    Net investment income
     (loss)..............     (18,163)             656          (35,815)       928,728         561,209       3,573       (3,706)
                            ---------        ---------      -----------    -----------     -----------     -------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (403,535)         (69,048)      (8,040,199)    (2,074,619)       (329,607)      5,196      (45,318)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (285,719)        (226,419)       2,230,307     (7,055,656)       (171,805)     (2,266)      54,290
                            ---------        ---------      -----------    -----------     -----------     -------     --------
    Net gain (loss) on
     investments.........    (689,254)        (295,467)      (5,809,892)    (9,130,275)       (501,412)      2,930        8,972
                            ---------        ---------      -----------    -----------     -----------     -------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(707,417)       $(294,811)     $(5,845,707)   $(8,201,547)    $    59,797     $ 6,503     $  5,266
                            =========        =========      ===========    ===========     ===========     =======     ========

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                              NEUBERGER &
                             MONTGOMERY        BERMAN AMT     NEUBERGER &
                           VARIABLE GROWTH  LIMITED MATURITY   BERMAN AMT
                                FUND              BOND          PARTNERS
                           ---------------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............     $  61,788         $40,164         $  47,144
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (2,209)         (5,042)           (6,686)
                              ---------         -------         ---------
    Net investment income
     (loss)..............        59,579          35,122            40,458
                              ---------         -------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (89,345)         37,717           (78,513)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (98,254)         10,675           (30,324)
                              ---------         -------         ---------
    Net gain (loss) on
     investments.........      (187,599)         48,392          (108,837)
                              ---------         -------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(128,020)        $83,514         $ (68,379)
                              =========         =======         =========

  *  From inception December 1, 2001 to December 31, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                                       STRONG
                           PILGRIM EMERGING  PILGRIM NATURAL  SAFECO RST  SAFECO RST     STRONG     INTERNATIONAL  STRONG MID CAP
                               MARKETS       RESOURCES TRUST    EQUITY      GROWTH    DISCOVERY II    STOCK II       GROWTH II*
                           ----------------  ---------------  ----------  ----------  ------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  5,701         $--           $  20,040   $ 126,396    $ 114,809      $  46,390        $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............          (169)          (1,917)       (12,451)    (20,119)      (2,486)        (4,973)           72
                               --------         --------      ---------   ---------    ---------      ---------        ------
    Net investment income
     (loss)..............         5,532           (1,917)         7,589     106,277      112,324         41,417            72
                               --------         --------      ---------   ---------    ---------      ---------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (45,216)          (2,724)      (131,985)   (421,325)    (155,554)      (304,406)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        36,619          (50,831)      (172,517)    795,349       (1,449)          (603)        3,682
                               --------         --------      ---------   ---------    ---------      ---------        ------
    Net gain (loss) on
     investments.........        (8,597)         (53,555)      (304,502)    374,024     (157,003)      (305,009)        3,682
                               --------         --------      ---------   ---------    ---------      ---------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ (3,065)        $(55,472)     $(296,913)  $ 480,301    $ (44,679)     $(263,592)       $3,754
                               ========         ========      =========   =========    =========      =========        ======

  *  From inception December 1, 2001 to December 31, 2001

_____________________________________ SA-31 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                             WELLS FARGO
                           VAN ECK HARD     VAN ECK       VARIABLE TRUST --
                              ASSETS     WORLDWIDE BOND      CORP. BOND
                           ------------  --------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $ --           $--              $1,977,446
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (646)       (1,090)           (432,965)
                             --------       -------          ----------
    Net investment income
     (loss)..............        (646)       (1,090)          1,544,481
                             --------       -------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (901)       (1,047)           (151,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (9,161)       (1,055)            420,955
                             --------       -------          ----------
    Net gain (loss) on
     investments.........     (10,062)       (2,102)            269,505
                             --------       -------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(10,708)      $(3,192)         $1,813,986
                             ========       =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                               WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO
                            VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --
                                LARGE CAP        ASSET ALLOCATION       EQUITY VALUE            GROWTH            INCOME EQUITY
                           -------------------  -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $     16,860           $ 309,004            $  4,259             $  41,236           $ 3,154,744
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (769,086)           (103,399)             (9,446)               (6,739)           (1,274,235)
                              ------------           ---------            --------             ---------           -----------
    Net investment income
     (loss)..............         (752,226)            205,605              (5,187)               34,497             1,880,509
                              ------------           ---------            --------             ---------           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,911,640)           (247,652)             (2,146)              (65,107)            1,022,907
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (13,549,177)           (629,464)            (45,179)              (92,112)           (9,977,438)
                              ------------           ---------            --------             ---------           -----------
    Net gain (loss) on
     investments.........      (15,460,817)           (877,116)            (47,325)             (157,219)           (8,954,531)
                              ------------           ---------            --------             ---------           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(16,213,043)          $(671,511)           $(52,512)            $(122,722)          $(7,074,022)
                              ============           =========            ========             =========           ===========

                               WELLS FARGO          WELLS FARGO
                            VARIABLE TRUST --    VARIABLE TRUST --
                              INTERNATIONAL       SMALL CAP STOCK
                           -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............       $     10            $ --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............           (789)              (168,512)
                                --------            -----------
    Net investment income
     (loss)..............           (779)              (168,512)
                                --------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (5,951)            (1,741,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (3,883)            (2,391,395)
                                --------            -----------
    Net gain (loss) on
     investments.........         (9,834)            (4,133,090)
                                --------            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(10,613)           $(4,301,602)
                                ========            ===========

_____________________________________ SA-33 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    KELMOORE
                                        SCUDDER     VARIABLE      KELMOORE
                                     INTERNATIONAL  STRATEGY   VARIABLE EAGLE
                                     -------------  ---------  --------------
INVESTMENT INCOME:
  Dividends........................   $ 1,032,254   $  --        $ --
EXPENSES:
  Mortality, expense and
   administrative charges..........       (73,292)    (37,584)      (7,263)
                                      -----------   ---------    ---------
    Net investment income (loss)...       958,962     (37,584)      (7,263)
                                      -----------   ---------    ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........      (376,289)    (19,235)     (28,195)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    (2,687,218)   (135,032)    (129,125)
                                      -----------   ---------    ---------
    Net gain (loss) on
     investments...................    (3,063,507)   (154,267)    (157,320)
                                      -----------   ---------    ---------
    Net increase (decrease) in net
     assets resulting from
     operations....................   $(2,104,545)  $(191,851)   $(164,583)
                                      ===========   =========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ 137,303,937        $  5,388,159       $  3,454,371
  Net realized gain
   (loss) on security
   transactions..........      (3,035,802)            130,433            191,681
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (305,789,038)          2,400,999         (1,096,822)
                            -------------        ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (171,520,903)          7,919,591          2,549,230
                            -------------        ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............       7,124,149          34,354,359        108,304,790
  Surrenders for benefit
   payments and fees.....     (69,160,426)        (14,265,754)       (70,356,513)
                            -------------        ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (62,036,276)         20,088,605         37,948,277
                            -------------        ------------       ------------
  Net increase (decrease)
   in net assets.........    (233,557,179)         28,008,196         40,497,507
NET ASSETS:
  Beginning of period....     724,147,867         128,203,771         81,276,917
                            -------------        ------------       ------------
  End of period..........   $ 490,590,688        $156,211,967       $121,774,424
                            =============        ============       ============

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ 104,837,972        $  5,996,646       $  2,667,955
  Net realized gain
   (loss) on security
   transactions..........      19,029,609          (1,167,253)         1,442,396
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (105,655,264)          6,977,878           (319,174)
                            -------------        ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      18,212,317          11,807,271          3,791,177
                            -------------        ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............      33,341,454          12,879,334        110,060,904
  Surrenders for benefit
   payments and fees.....     (34,824,642)        (25,467,510)      (139,424,642)
                            -------------        ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,483,188)        (12,588,176)       (29,363,738)
                            -------------        ------------       ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                 --                  --
  Net increase (decrease)
   in net assets.........      16,729,129            (780,905)       (25,572,561)
NET ASSETS:
  Beginning of period....     707,418,738         128,984,676        106,849,478
                            -------------        ------------       ------------
  End of period..........   $ 724,147,867        $128,203,771       $ 81,276,917
                            =============        ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................    $  55,091,677    $  5,173,957    $   9,295,339    $ 20,133,906       $ 14,923,494
  Net realized gain
   (loss) on security
   transactions..........          465,160        (693,693)         398,500     (11,064,302)         2,736,128
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (104,027,309)       (285,944)     (79,304,983)    (60,737,000)       (42,603,914)
                             -------------    ------------    -------------    ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (48,470,472)      4,194,320      (69,611,144)    (51,667,396)       (24,944,291)
                             -------------    ------------    -------------    ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............        3,291,399       6,082,864       20,483,830      12,911,641          1,243,785
  Surrenders for benefit
   payments and fees.....      (71,876,606)    (11,460,437)     (53,067,841)    (32,839,020)       (31,303,336)
                             -------------    ------------    -------------    ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (68,585,207)     (5,377,573)     (32,584,011)    (19,927,379)       (30,059,551)
                             -------------    ------------    -------------    ------------       ------------
  Net increase (decrease)
   in net assets.........     (117,055,679)     (1,183,253)    (102,195,155)    (71,594,775)       (55,003,843)
NET ASSETS:
  Beginning of period....      588,037,608      81,712,794      286,067,875     242,936,424        233,576,004
                             -------------    ------------    -------------    ------------       ------------
  End of period..........    $ 470,981,929    $ 80,529,541    $ 183,872,720    $171,341,649       $178,572,161
                             =============    ============    =============    ============       ============

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  4,726,012         $   (401,296)
  Net realized gain
   (loss) on security
   transactions..........        (4,075,463)          (3,070,857)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (832,135)          (4,522,811)
                               ------------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (181,586)          (7,994,964)
                               ------------         ------------
UNIT TRANSACTIONS:
  Purchases..............         9,128,584            6,080,694
  Surrenders for benefit
   payments and fees.....       (13,816,344)          (9,362,292)
                               ------------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (4,687,760)          (3,281,598)
                               ------------         ------------
  Net increase (decrease)
   in net assets.........        (4,869,346)         (11,276,562)
NET ASSETS:
  Beginning of period....        47,010,342           36,854,580
                               ------------         ------------
  End of period..........      $ 42,140,996         $ 25,578,018
                               ============         ============

                                              FORTIS SERIES                    FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES      FORTIS SERIES
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      FUND -- HIGH
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES       YIELD SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  87,327,897    $  5,535,574     $ 33,963,303    $ 51,836,032       $ 31,096,800        $  4,994,796
  Net realized gain
   (loss) on security
   transactions..........       10,604,950      (1,365,648)      28,823,194      10,723,677         12,183,257          (2,286,046)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (105,022,757)        743,006     (130,661,038)   (119,258,278)       (34,620,996)         (6,814,868)
                             -------------    ------------     ------------    ------------       ------------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,089,910)      4,912,932      (67,874,541)    (56,698,569)         8,659,061          (4,106,118)
                             -------------    ------------     ------------    ------------       ------------        ------------
UNIT TRANSACTIONS:
  Purchases..............       23,901,447       1,758,935       77,997,702     109,499,770          1,512,968           4,013,228
  Surrenders for benefit
   payments and fees.....      (36,631,584)    (18,767,902)     (61,085,452)    (23,388,398)       (40,344,343)        (14,145,947)
                             -------------    ------------     ------------    ------------       ------------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (12,730,137)    (17,008,967)      16,912,250      86,111,372        (38,831,375)        (10,132,719)
                             -------------    ------------     ------------    ------------       ------------        ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --              --               --               --                   --
  Net increase (decrease)
   in net assets.........      (19,820,047)    (12,096,035)     (50,962,291)     29,412,803        (30,172,314)        (14,238,837)
NET ASSETS:
  Beginning of period....      607,857,655      93,808,829      337,030,166     213,523,621        263,748,318          61,249,179
                             -------------    ------------     ------------    ------------       ------------        ------------
  End of period..........    $ 588,037,608    $ 81,712,794     $286,067,875    $242,936,424       $233,576,004        $ 47,010,342
                             =============    ============     ============    ============       ============        ============

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   2,591,850
  Net realized gain
   (loss) on security
   transactions..........          611,583
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,507,639)
                             -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,304,206)
                             -------------
UNIT TRANSACTIONS:
  Purchases..............        1,702,573
  Surrenders for benefit
   payments and fees.....      (13,558,617)
                             -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (11,856,044)
                             -------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       (3,939,373)
  Net increase (decrease)
   in net assets.........      (20,099,623)
NET ASSETS:
  Beginning of period....       56,954,203
                             -------------
  End of period..........    $  36,854,580
                             =============

_____________________________________ SA-37 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED THE DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (340,263)  $  6,541,059    $ 11,564,476
  Net realized gain
   (loss) on security
   transactions..........        16,005     (2,280,635)         84,116
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,190,633    (31,446,598)    (16,047,874)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       866,375    (27,186,174)     (4,399,282)
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     8,206,148      5,770,224      27,064,668
  Surrenders for benefit
   payments and fees.....    (2,507,851)   (11,702,837)     (6,873,169)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,698,297     (5,932,613)     20,191,499
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets.........     6,564,672    (33,118,787)     15,792,217
NET ASSETS:
  Beginning of period....    19,684,437    109,086,595      85,691,737
                            -----------   ------------    ------------
  End of period..........   $26,249,109   $ 75,967,808    $101,483,954
                            ===========   ============    ============

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   104,524   $  6,278,493    $  3,970,550
  Net realized gain
   (loss) on security
   transactions..........      (301,922)     1,707,857       1,884,519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       622,597    (20,489,899)      6,156,607
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       425,199    (12,503,549)     12,011,676
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     4,041,432     23,193,571       8,234,738
  Surrenders for benefit
   payments and fees.....    (2,542,088)   (10,528,728)    (11,147,586)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,499,344     12,664,843      (2,912,848)
                            -----------   ------------    ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............    (5,208,256)       --             --
  Net increase (decrease)
   in net assets.........    (3,283,713)       161,294       9,098,828
NET ASSETS:
  Beginning of period....    22,968,150    108,925,301      76,592,909
                            -----------   ------------    ------------
  End of period..........   $19,684,437   $109,086,595    $ 85,691,737
                            ===========   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                                       FORTIS SERIES
                           FORTIS SERIES  FORTIS SERIES  FORTIS SERIES  FORTIS SERIES     FUND --     FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --        FUND --        FUND --       SMALL CAP       FUND --        FUND --
                              S&P 500       BLUE CHIP       MID CAP       LARGE CAP     STRATEGIES       GLOBAL        INVESTORS
                           INDEX SERIES      SERIES      STOCK SERIES   GROWTH SERIES  VALUE SERIES   EQUITY SERIES  GROWTH SERIES
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  5,893,680   $ (2,716,732)   $  (366,469)  $ (1,010,444)   $  (942,471)   $   45,981     $  (141,022)
  Net realized gain
   (loss) on security
   transactions..........      (865,100)    (1,081,190)      (370,370)    (3,208,272)       901,991      (141,451)       (307,182)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (46,026,511)   (33,373,090)      (849,793)    (9,742,180)    11,706,163      (803,919)     (3,360,115)
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (40,997,931)   (37,171,012)    (1,586,632)   (13,960,896)    11,665,683      (899,389)     (3,808,319)
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    15,743,960      6,791,702      9,910,976      7,244,528     34,788,567     3,400,073       7,487,499
  Surrenders for benefit
   payments and fees.....   (39,710,444)   (20,021,945)    (2,782,622)    (7,683,700)    (6,686,384)     (929,413)       (869,065)
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (23,966,484)   (13,230,243)     7,128,354       (439,172)    28,102,183     2,470,660       6,618,434
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  Net increase (decrease)
   in net assets.........   (64,964,415)   (50,401,255)     5,541,722    (14,400,068)    39,767,866     1,571,271       2,810,115
NET ASSETS:
  Beginning of period....   304,660,448    232,309,355     30,909,670     80,331,083     45,966,619     8,063,079      11,446,706
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  End of period..........  $239,696,033   $181,908,100    $36,451,392   $ 65,931,015    $85,734,485    $9,634,350     $14,256,821
                           ============   ============    ===========   ============    ===========    ==========     ===========

                                                                                       FORTIS SERIES
                           FORTIS SERIES  FORTIS SERIES  FORTIS SERIES  FORTIS SERIES     FUND --     FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --        FUND --        FUND --       SMALL CAP       FUND --        FUND --
                              S&P 500       BLUE CHIP       MID CAP       LARGE CAP     STRATEGIES       GLOBAL        INVESTORS
                           INDEX SERIES      SERIES      STOCK SERIES   GROWTH SERIES  VALUE SERIES   EQUITY SERIES  GROWTH SERIES
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,615,668   $ 17,209,062    $ 4,314,401   $  2,432,798    $ 3,690,463    $   27,101     $   (20,770)
  Net realized gain
   (loss) on security
   transactions..........     7,378,378      6,508,229        191,896      2,216,579        461,021       (49,132)        (55,212)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (45,717,365)   (33,726,822)    (3,074,568)   (22,859,684)     4,676,172      (372,411)       (894,423)
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (36,723,319)   (10,009,531)     1,431,729    (18,210,307)     8,827,656      (394,442)       (970,405)
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    64,860,316     32,509,095     15,683,661     40,094,007     11,756,863     4,404,264       7,684,732
  Surrenders for benefit
   payments and fees.....   (58,499,663)    (8,064,139)    (2,287,030)    (6,037,849)    (3,333,955)     (746,743)        (67,621)
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,360,653     24,444,956     13,396,631     34,056,158      8,422,908     3,657,521       7,617,111
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --          (7,081,948)    (4,701,693)    (5,976,712)    (4,203,407)    4,800,000       4,800,000
  Net increase (decrease)
   in net assets.........   (30,362,666)     7,353,477     10,126,667      9,869,139     13,047,157     8,063,079      11,446,706
NET ASSETS:
  Beginning of period....   335,023,114    224,955,878     20,783,003     70,461,944     32,919,462       --              --
                           ------------   ------------    -----------   ------------    -----------    ----------     -----------
  End of period..........  $304,660,448   $232,309,355    $30,909,670   $ 80,331,083    $45,966,619    $8,063,079     $11,446,706
                           ============   ============    ===========   ============    ===========    ==========     ===========

_____________________________________ SA-39 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             FORTIS SERIES
                           FORTIS SERIES    FUND -- CAPITAL     FORTIS SERIES
                            FUND -- BLUE     OPPORTUNITIES     FUND -- AMERICAN
                           CHIP II SERIES       SERIES          LEADERS SERIES
                           --------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (199,375)      $  (207,675)       $     5,767
  Net realized gain
   (loss) on security
   transactions..........      (320,173)         (548,834)           (15,241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,557,775)       (4,450,071)          (447,123)
                            -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (4,077,323)       (5,206,580)          (456,597)
                            -----------       -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     9,180,955        12,441,506          9,131,053
  Surrenders for benefit
   payments and fees.....      (817,445)       (1,188,773)           (92,602)
                            -----------       -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,363,510        11,252,733          9,038,451
                            -----------       -----------        -----------
  Net increase (decrease)
   in net assets.........     4,286,187         6,046,153          8,581,854
NET ASSETS:
  Beginning of period....    13,234,382        13,870,439          6,612,074
                            -----------       -----------        -----------
  End of period..........   $17,520,569       $19,916,592        $15,193,928
                            ===========       ===========        ===========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                             FORTIS SERIES
                           FORTIS SERIES    FUND -- CAPITAL     FORTIS SERIES
                            FUND -- BLUE     OPPORTUNITIES     FUND -- AMERICAN
                           CHIP II SERIES       SERIES          LEADERS SERIES
                           --------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (45,556)      $   (41,905)        $   47,820
  Net realized gain
   (loss) on security
   transactions..........       (72,960)          (61,414)            46,521
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,307,196)       (1,133,577)           301,821
                            -----------       -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,425,712)       (1,236,896)           396,162
                            -----------       -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............    12,518,100        10,321,441          3,135,400
  Surrenders for benefit
   payments and fees.....    (1,058,006)          (14,106)          (119,488)
                            -----------       -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,460,094        10,307,335          3,015,912
                            -----------       -----------         ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............     3,200,000         4,800,000          3,200,000
  Net increase (decrease)
   in net assets.........    13,234,382        13,870,439          6,612,074
NET ASSETS:
  Beginning of period....       --               --                 --
                            -----------       -----------         ----------
  End of period..........   $13,234,382       $13,870,439         $6,612,074
                            ===========       ===========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                            ALLIANCE      ALLIANCE        ALLIANCE
                                                            VARIABLE      VARIABLE        VARIABLE                    AMERICAN
                                              AIM --        PRODUCT        PRODUCT        PRODUCT       AMERICAN     CENTURY VP
                                           INTERNATIONAL   SERIES --      SERIES --      SERIES --     CENTURY VP     CAPITAL
                            AIM -- VALUE      EQUITY      MONEY MARKET  INTERNATIONAL  PREMIER GROWTH   BALANCED    APPRECIATION
                           --------------  -------------  ------------  -------------  --------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   124,727     $    56,011   $    718,625  $     72,865    $   376,288    $   70,988   $   468,543
  Net realized gain
   (loss) on security
   transactions..........      (898,569)       (429,221)       --            (90,311)    (1,520,995)      (42,424)     (580,587)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,202,472)     (1,207,986)       --             28,389       (440,175)      (90,778)     (376,693)
                            -----------     -----------   ------------  ------------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,976,314)     (1,581,196)       718,625        10,943     (1,584,882)      (62,214)     (488,737)
                            -----------     -----------   ------------  ------------    -----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       869,809         243,403    100,678,580    46,461,693      5,654,651     1,677,453       882,534
  Surrenders for benefit
   payments and fees.....    (4,188,147)     (1,004,530)   (99,331,209)  (46,966,042)    (5,709,432)     (792,593)   (1,070,367)
                            -----------     -----------   ------------  ------------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,318,338)       (761,127)     1,347,371      (504,349)       (54,781)      884,860      (187,833)
                            -----------     -----------   ------------  ------------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets.........    (7,294,652)     (2,342,323)     2,065,996      (493,406)    (1,639,663)      822,646      (676,570)
NET ASSETS:
  Beginning of period....    29,531,789       6,620,039     23,456,726     1,760,999      8,512,512     1,090,338     1,719,518
                            -----------     -----------   ------------  ------------    -----------    ----------   -----------
  End of period..........   $22,237,137     $ 4,277,716   $ 25,522,722  $  1,267,593    $ 6,872,849    $1,912,984   $ 1,042,948
                            ===========     ===========   ============  ============    ===========    ==========   ===========

                                                            ALLIANCE       ALLIANCE        ALLIANCE
                                                            VARIABLE       VARIABLE        VARIABLE                     AMERICAN
                                              AIM --         PRODUCT        PRODUCT        PRODUCT        AMERICAN     CENTURY VP
                                           INTERNATIONAL    SERIES --      SERIES --      SERIES --      CENTURY VP     CAPITAL
                            AIM -- VALUE      EQUITY      MONEY MARKET   INTERNATIONAL  PREMIER GROWTH    BALANCED    APPRECIATION
                           --------------  -------------  -------------  -------------  --------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   913,393     $   352,050   $   1,148,008  $    125,931    $   470,925    $    50,170   $    21,613
  Net realized gain
   (loss) on security
   transactions..........        93,093          49,405           1,030       175,829        437,155        (28,212)      202,323
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (6,532,583)     (2,661,755)         (6,651)     (108,002)    (2,807,043)       (48,523)     (312,209)
                            -----------     -----------   -------------  ------------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (5,526,097)     (2,260,300)      1,142,387       193,758     (1,898,963)       (26,565)      (88,273)
                            -----------     -----------   -------------  ------------    -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............    10,576,174       3,766,080     173,722,278    67,459,692      8,787,469      1,175,647     6,387,122
  Surrenders for benefit
   payments and fees.....      (845,757)       (716,594)   (167,569,183)  (67,829,272)    (6,698,018)    (1,541,983)   (5,321,806)
                            -----------     -----------   -------------  ------------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     9,730,417       3,049,486       6,153,095      (369,580)     2,089,451       (366,336)    1,065,316
                            -----------     -----------   -------------  ------------    -----------    -----------   -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --              --             --             --             --             --            --
  Net increase (decrease)
   in net assets.........     4,204,320         789,186       7,295,482      (175,822)       190,488       (392,901)      977,043
NET ASSETS:
  Beginning of period....    25,327,469       5,830,853      16,161,244     1,936,821      8,322,024      1,483,239       742,475
                            -----------     -----------   -------------  ------------    -----------    -----------   -----------
  End of period..........   $29,531,789     $ 6,620,039   $  23,456,726  $  1,760,999    $ 8,512,512    $ 1,090,338   $ 1,719,518
                            ===========     ===========   =============  ============    ===========    ===========   ===========

_____________________________________ SA-41 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                 FEDERATED                                     FEDERATED
                            INSURANCE SERIES --         FEDERATED         INSURANCE SERIES --
                                 AMERICAN          INSURANCE SERIES --          GROWTH
                                LEADERS II          EQUITY INCOME II         STRATEGIES II
                           ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................      $    510,796            $   291,252           $    143,588
  Net realized gain
   (loss) on security
   transactions..........          (222,445)              (749,777)            (1,064,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (4,805,089)            (6,283,625)           (11,311,312)
                               ------------            -----------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (4,516,738)            (6,742,150)           (12,232,054)
                               ------------            -----------           ------------
UNIT TRANSACTIONS:
  Purchases..............        19,671,516              8,469,401              6,580,686
  Surrenders for benefit
   payments and fees.....       (12,247,194)            (2,686,819)            (1,578,602)
                               ------------            -----------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         7,424,322              5,782,582              5,002,084
                               ------------            -----------           ------------
  Net increase (decrease)
   in net assets.........         2,907,584               (959,568)            (7,229,970)
NET ASSETS:
  Beginning of period....        79,749,313             51,058,632             48,439,624
                               ------------            -----------           ------------
  End of period..........      $ 82,656,897            $50,099,064           $ 41,209,654
                               ============            ===========           ============

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                 FEDERATED                                     FEDERATED
                            INSURANCE SERIES --         FEDERATED         INSURANCE SERIES --
                                 AMERICAN          INSURANCE SERIES --          GROWTH
                                LEADERS II          EQUITY INCOME II         STRATEGIES II
                           ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................       $ 1,142,159            $  (209,966)          $  1,984,032
  Net realized gain
   (loss) on security
   transactions..........              (312)                (1,161)               (13,712)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           918,150             (6,930,881)           (14,020,653)
                                -----------            -----------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,059,997             (7,142,008)           (12,050,333)
                                -----------            -----------           ------------
UNIT TRANSACTIONS:
  Purchases..............        46,663,203             33,803,679             35,661,750
  Surrenders for benefit
   payments and fees.....        (7,922,495)               393,390                367,791
                                -----------            -----------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        38,740,708             34,197,069             36,029,541
                                -----------            -----------           ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         --                     --                     --
  Net increase (decrease)
   in net assets.........        40,800,705             27,055,061             23,979,208
NET ASSETS:
  Beginning of period....        38,948,608             24,003,571             24,460,416
                                -----------            -----------           ------------
  End of period..........       $79,749,313            $51,058,632           $ 48,439,624
                                ===========            ===========           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                        FEDERATED                                     FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED         INSURANCE SERIES --
                            INSURANCE SERIES --        U.S. GOV'T         INSURANCE SERIES --       INTERNATIONAL
                              HIGH INCOME II          SECURITIES II           UTILITY II              EQUITY II
                           ---------------------  ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................      $  1,014,481           $    346,156            $   215,900            $ 2,254,575
  Net realized gain
   (loss) on security
   transactions..........          (413,375)               333,856               (669,684)            (1,593,865)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (523,417)               (68,332)            (1,034,165)            (7,706,634)
                               ------------           ------------            -----------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            77,689                611,680             (1,487,949)            (7,045,924)
                               ------------           ------------            -----------            -----------
UNIT TRANSACTIONS:
  Purchases..............        12,552,311             10,663,175              4,171,000              2,614,890
  Surrenders for benefit
   payments and fees.....       (12,657,674)           (10,328,672)            (5,642,678)            (2,306,237)
                               ------------           ------------            -----------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (105,363)               334,503             (1,471,678)               308,653
                               ------------           ------------            -----------            -----------
  Net increase (decrease)
   in net assets.........           (27,674)               946,183             (2,959,627)            (6,737,271)
NET ASSETS:
  Beginning of period....        11,045,133             10,327,832             10,819,740             22,063,011
                               ------------           ------------            -----------            -----------
  End of period..........      $ 11,017,459           $ 11,274,015            $ 7,860,113            $15,325,740
                               ============           ============            ===========            ===========

                                 FEDERATED
                            INSURANCE SERIES --         FEDERATED              FEDERATED
                               INTERNATIONAL       INSURANCE SERIES --    INSURANCE SERIES --
                               SMALL CO. II           LARGE CAP II            PRIME MONEY
                           ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (77,102)            $   (17,043)          $     89,028
  Net realized gain
   (loss) on security
   transactions..........          (58,443)                (49,038)             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (424,781)             (1,485,564)             --
                                ----------             -----------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (560,326)             (1,551,645)                89,028
                                ----------             -----------           ------------
UNIT TRANSACTIONS:
  Purchases..............          738,862               4,569,602             14,193,602
  Surrenders for benefit
   payments and fees.....          (99,048)               (123,046)           (11,847,240)
                                ----------             -----------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          639,814               4,446,556              2,346,362
                                ----------             -----------           ------------
  Net increase (decrease)
   in net assets.........           79,488               2,894,911              2,435,390
NET ASSETS:
  Beginning of period....        1,184,060               4,148,393              1,911,011
                                ----------             -----------           ------------
  End of period..........       $1,263,548             $ 7,043,304           $  4,346,401
                                ==========             ===========           ============

                                                        FEDERATED                                     FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED         INSURANCE SERIES --
                            INSURANCE SERIES --        U.S. GOV'T         INSURANCE SERIES --       INTERNATIONAL
                              HIGH INCOME II          SECURITIES II           UTILITY II              EQUITY II
                           ---------------------  ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................       $   670,539            $   231,676            $   297,396            $ 1,977,791
  Net realized gain
   (loss) on security
   transactions..........          (193,467)                45,526               (125,671)                 2,805
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,529,401)               522,686             (1,295,762)            (7,748,997)
                                -----------            -----------            -----------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,052,329)               799,888             (1,124,037)            (5,768,401)
                                -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
  Purchases..............        12,607,325              8,220,007              8,699,463             17,264,219
  Surrenders for benefit
   payments and fees.....        (9,164,446)            (3,497,843)            (3,384,267)               220,501
                                -----------            -----------            -----------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         3,442,879              4,722,164              5,315,196             17,484,720
                                -----------            -----------            -----------            -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         --                     --                     --                     --
  Net increase (decrease)
   in net assets.........         2,390,550              5,522,052              4,191,159             11,716,319
NET ASSETS:
  Beginning of period....         8,654,583              4,805,780              6,628,581             10,346,692
                                -----------            -----------            -----------            -----------
  End of period..........       $11,045,133            $10,327,832            $10,819,740            $22,063,011
                                ===========            ===========            ===========            ===========

                                 FEDERATED
                            INSURANCE SERIES --         FEDERATED              FEDERATED
                               INTERNATIONAL       INSURANCE SERIES --    INSURANCE SERIES --
                               SMALL CO. II           LARGE CAP II            PRIME MONEY
                           ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (4,405)            $  (14,320)            $    61,647
  Net realized gain
   (loss) on security
   transactions..........              (19)                   109                     (18)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (139,462)              (706,673)                   (383)
                                ----------             ----------             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (143,886)              (720,884)                 61,246
                                ----------             ----------             -----------
UNIT TRANSACTIONS:
  Purchases..............        1,326,488              4,858,040               3,883,841
  Surrenders for benefit
   payments and fees.....            1,458                 11,237              (3,311,798)
                                ----------             ----------             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,327,946              4,869,277                 572,043
                                ----------             ----------             -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                     --                      --
  Net increase (decrease)
   in net assets.........        1,184,060              4,148,393                 633,289
NET ASSETS:
  Beginning of period....        --                     --                      1,277,722
                                ----------             ----------             -----------
  End of period..........       $1,184,060             $4,148,393             $ 1,911,011
                                ==========             ==========             ===========

_____________________________________ SA-43 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED
                            INSURANCE SERIES --         SMALL CAP         INSURANCE SERIES --
                              QUALITY BOND II         STRATEGIES II       STRATEGIC INCOME II
                           ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................       $    3,447             $  (80,121)            $  341,007
  Net realized gain
   (loss) on security
   transactions..........            2,312               (216,886)                (7,826)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           35,750                136,549                 12,088
                                ----------             ----------             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           41,509               (160,458)               345,269
                                ----------             ----------             ----------
UNIT TRANSACTIONS:
  Purchases..............        1,511,124              1,548,337              1,378,223
  Surrenders for benefit
   payments and fees.....          (70,003)              (632,505)              (397,798)
                                ----------             ----------             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,441,121                915,832                980,425
                                ----------             ----------             ----------
  Net increase (decrease)
   in net assets.........        1,482,630                755,374              1,325,694
NET ASSETS:
  Beginning of period....          348,875              5,961,373              1,825,784
                                ----------             ----------             ----------
  End of period..........       $1,831,505             $6,716,747             $3,151,478
                                ==========             ==========             ==========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                                        FEDERATED
                                 FEDERATED         INSURANCE SERIES --         FEDERATED
                            INSURANCE SERIES --         SMALL CAP         INSURANCE SERIES --
                              QUALITY BOND II         STRATEGIES II       STRATEGIC INCOME II
                           ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................        $   (702)             $    69,724            $   26,579
  Net realized gain
   (loss) on security
   transactions..........             290                  (17,300)               (2,767)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           9,477               (1,816,875)             (166,184)
                                 --------              -----------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           9,065               (1,764,451)             (142,372)
                                 --------              -----------            ----------
UNIT TRANSACTIONS:
  Purchases..............         350,943                6,578,134             1,904,485
  Surrenders for benefit
   payments and fees.....         (11,134)                 (46,169)             (538,064)
                                 --------              -----------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         339,809                6,531,965             1,366,421
                                 --------              -----------            ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                      --                    --
  Net increase (decrease)
   in net assets.........         348,874                4,767,514             1,224,049
NET ASSETS:
  Beginning of period....        --                      1,193,859               601,735
                                 --------              -----------            ----------
  End of period..........        $348,874              $ 5,961,373            $1,825,784
                                 ========              ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            INVESCO --                                                                          MFS WORLD
                             HEALTH &       INVESCO --        INVESCO --      MFS EMERGING    MFS HIGH INCOME   GOVERNMENT
                             SCIENCES    INDUSTRIAL INCOME    TECHNOLOGY      GROWTH SERIES       SERIES          SERIES
                           ------------  -----------------  ---------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (18,163)     $      656       $    (35,815)    $    928,728      $   561,209    $     3,573
  Net realized gain
   (loss) on security
   transactions..........     (403,535)        (69,048)        (8,040,199)      (2,074,619)        (329,607)         5,196
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (285,719)       (226,419)         2,230,307       (7,055,656)        (171,805)        (2,266)
                           -----------      ----------       ------------     ------------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (707,417)       (294,811)        (5,845,707)      (8,201,547)          59,797          6,503
                           -----------      ----------       ------------     ------------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    5,473,300       1,691,603         12,000,179        2,821,149        7,382,586      1,398,866
  Surrenders for benefit
   payments and fees.....   (6,969,863)       (841,566)       (11,706,532)      (4,992,195)      (7,594,230)    (1,410,653)
                           -----------      ----------       ------------     ------------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,496,563)        850,037            293,647       (2,171,046)        (211,644)       (11,787)
                           -----------      ----------       ------------     ------------      -----------    -----------
  Net increase (decrease)
   in net assets.........   (2,203,980)        555,226         (5,552,060)     (10,372,593)        (151,847)        (5,284)
NET ASSETS:
  Beginning of period....    6,130,745       2,607,238         12,156,249       24,538,874        7,466,587         67,890
                           -----------      ----------       ------------     ------------      -----------    -----------
  End of period..........  $ 3,926,765      $3,162,464       $  6,604,189     $ 14,166,281      $ 7,314,740    $    62,606
                           ===========      ==========       ============     ============      ===========    ===========

                            MONTGOMERY
                             VARIABLE
                             EMERGING
                              MARKETS
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $     (3,706)
  Net realized gain
   (loss) on security
   transactions..........       (45,318)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        54,290
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         5,266
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    15,999,012
  Surrenders for benefit
   payments and fees.....   (15,853,394)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       145,618
                           ------------
  Net increase (decrease)
   in net assets.........       150,884
NET ASSETS:
  Beginning of period....       619,647
                           ------------
  End of period..........  $    770,531
                           ============

                              INVESCO --                                                                          MFS WORLD
                               HEALTH &          INVESCO --        INVESCO --     MFS EMERGING   MFS HIGH INCOME  GOVERNMENT
                               SCIENCES       INDUSTRIAL INCOME    TECHNOLOGY     GROWTH SERIES      SERIES         SERIES
                           -----------------  -----------------  ---------------  -------------  ---------------  ----------
OPERATIONS:
  Net investment income
   (loss)................    $    (13,559)       $  128,260       $    (39,732)    $ 1,053,867     $   514,926    $   1,135
  Net realized gain
   (loss) on security
   transactions..........         828,420            34,534          2,028,151       1,060,420        (143,003)       2,027
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         172,572          (110,400)        (7,977,902)     (8,250,615)       (989,159)       1,406
                             ------------        ----------       ------------     -----------     -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         987,433            52,394         (5,989,483)     (6,136,328)       (617,236)       4,568
                             ------------        ----------       ------------     -----------     -----------    ---------
UNIT TRANSACTIONS:
  Purchases..............      19,045,639         2,633,196         38,589,645      16,409,070       5,082,226      366,168
  Surrenders for benefit
   payments and fees.....     (15,931,560)         (941,636)       (33,184,600)     (8,087,355)     (5,206,777)    (330,622)
                             ------------        ----------       ------------     -----------     -----------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,114,079         1,691,560          5,405,045       8,321,715        (124,551)      35,546
                             ------------        ----------       ------------     -----------     -----------    ---------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                 --               --             --             --
  Net increase (decrease)
   in net assets.........       4,101,512         1,743,954           (584,438)      2,185,387        (741,787)      40,114
NET ASSETS:
  Beginning of period....       2,029,233           863,284         12,740,687      22,353,487       8,208,374       27,776
                             ------------        ----------       ------------     -----------     -----------    ---------
  End of period..........    $  6,130,745        $2,607,238       $ 12,156,249     $24,538,874     $ 7,466,587    $  67,890
                             ============        ==========       ============     ===========     ===========    =========

                            MONTGOMERY
                             VARIABLE
                             EMERGING
                             MARKETS
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $     (4,348)
  Net realized gain
   (loss) on security
   transactions..........       (46,084)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (102,786)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (153,218)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    24,155,648
  Surrenders for benefit
   payments and fees.....   (24,408,240)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (252,592)
                           ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --
  Net increase (decrease)
   in net assets.........      (405,810)
NET ASSETS:
  Beginning of period....     1,025,457
                           ------------
  End of period..........  $    619,647
                           ============

_____________________________________ SA-45 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             NEUBERGER &
                                             BERMAN AMT
                             MONTGOMERY        LIMITED     NEUBERGER &
                           VARIABLE GROWTH    MATURITY      BERMAN AMT
                                FUND            BOND         PARTNERS
                           ---------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $  59,579      $    35,122    $   40,458
  Net realized gain
   (loss) on security
   transactions..........       (89,345)          37,717       (78,513)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (98,254)          10,675       (30,324)
                              ---------      -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (128,020)          83,514       (68,379)
                              ---------      -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       361,447        3,408,266     1,365,745
  Surrenders for benefit
   payments and fees.....      (363,586)      (2,774,719)     (847,918)
                              ---------      -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (2,139)         633,547       517,827
                              ---------      -----------    ----------
  Net increase (decrease)
   in net assets.........      (130,159)         717,061       449,448
NET ASSETS:
  Beginning of period....       600,571          600,292     1,111,505
                              ---------      -----------    ----------
  End of period..........     $ 470,412      $ 1,317,353    $1,560,953
                              =========      ===========    ==========

  *  From inception December 1, 2001 to December 31, 2001.

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                            NEUBERGER &
                                             BERMAN AMT
                             MONTGOMERY       LIMITED     NEUBERGER &
                           VARIABLE GROWTH    MATURITY     BERMAN AMT
                                FUND            BOND        PARTNERS
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $  39,409       $  32,412    $  119,275
  Net realized gain
   (loss) on security
   transactions..........         9,660          (7,160)      (17,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (117,420)         10,069       (85,327)
                              ---------       ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (68,351)         35,321        16,507
                              ---------       ---------    ----------
UNIT TRANSACTIONS:
  Purchases..............       735,169         288,928       644,412
  Surrenders for benefit
   payments and fees.....      (541,069)       (268,549)     (175,623)
                              ---------       ---------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       194,100          20,379       468,789
                              ---------       ---------    ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --              --            --
  Net increase (decrease)
   in net assets.........       125,749          55,700       485,296
NET ASSETS:
  Beginning of period....       474,822         544,592       626,209
                              ---------       ---------    ----------
  End of period..........     $ 600,571       $ 600,292    $1,111,505
                              =========       =========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________


                                                                                                          STRONG
                           PILGRIM EMERGING  PILGRIM NATURAL  SAFECO RST    SAFECO RST      STRONG     INTERNATIONAL  STRONG MID CAP
                               MARKETS       RESOURCES TRUST    EQUITY        GROWTH     DISCOVERY II    STOCK II       GROWTH II*
                           ----------------  ---------------  -----------  ------------  ------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   5,532        $    (1,917)   $    7,589   $   106,277   $   112,324    $    41,417      $     72
  Net realized gain
   (loss) on security
   transactions..........       (45,216)            (2,724)     (131,985)     (421,325)     (155,554)      (304,406)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        36,619            (50,831)     (172,517)      795,349        (1,449)          (603)        3,682
                              ---------        -----------    ----------   -----------   -----------    -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,065)           (55,472)     (296,913)      480,301       (44,679)      (263,592)        3,754
                              ---------        -----------    ----------   -----------   -----------    -----------      --------
UNIT TRANSACTIONS:
  Purchases..............       502,158          2,748,197       955,755     7,175,283     1,416,139      6,473,975       159,572
  Surrenders for benefit
   payments and fees.....      (526,435)        (2,847,091)     (882,115)   (4,949,169)   (1,269,212)    (6,416,947)          (79)
                              ---------        -----------    ----------   -----------   -----------    -----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (24,277)           (98,894)       73,640     2,226,114       146,927         57,028       159,493
                              ---------        -----------    ----------   -----------   -----------    -----------      --------
  Net increase (decrease)
   in net assets.........       (27,342)          (154,366)     (223,273)    2,706,415       102,248       (206,564)      163,247
NET ASSETS:
  Beginning of period....        54,700            479,305     2,924,101     3,225,768       355,917      1,195,189       --
                              ---------        -----------    ----------   -----------   -----------    -----------      --------
  End of period..........     $  27,358        $   324,939    $2,700,828   $ 5,932,183   $   458,165    $   988,625      $163,247
                              =========        ===========    ==========   ===========   ===========    ===========      ========

  *  From inception December 1, 2001 to December 31, 2001.


                                                                                                           STRONG
                           PILGRIM EMERGING  PILGRIM NATURAL   SAFECO RST    SAFECO RST      STRONG     INTERNATIONAL
                               MARKETS       RESOURCES TRUST     EQUITY        GROWTH     DISCOVERY II    STOCK II
                           ----------------  ---------------  ------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    (370)       $      (594)   $     8,828   $   333,788   $    (1,991)  $     (6,304)
  Net realized gain
   (loss) on security
   transactions..........        41,342             (7,892)        (2,692)      162,071        39,390        237,170
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (71,689)            67,824       (383,322)     (759,498)      (64,057)      (481,121)
                              ---------        -----------    -----------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (30,717)            59,338       (377,186)     (263,639)      (26,658)      (250,255)
                              ---------        -----------    -----------   -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       211,233          3,203,236      1,844,172     2,907,659     1,318,611     13,570,147
  Surrenders for benefit
   payments and fees.....      (257,358)        (3,701,036)    (1,932,379)   (3,555,292)   (1,211,311)   (14,829,543)
                              ---------        -----------    -----------   -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (46,125)          (497,800)       (88,207)     (647,633)      107,300     (1,259,396)
                              ---------        -----------    -----------   -----------   -----------   ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                --              --            --            --             --
  Net increase (decrease)
   in net assets.........       (76,842)          (438,462)      (465,393)     (911,272)       80,642     (1,509,651)
NET ASSETS:
  Beginning of period....       131,542            917,767      3,389,494     4,137,040       275,275      2,704,840
                              ---------        -----------    -----------   -----------   -----------   ------------
  End of period..........     $  54,700        $   479,305    $ 2,924,101   $ 3,225,768   $   355,917   $  1,195,189
                              =========        ===========    ===========   ===========   ===========   ============

_____________________________________ SA-47 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            WELLS FARGO
                             VAN ECK       VAN ECK       VARIABLE TRUST --
                           HARD ASSETS  WORLDWIDE BOND      CORP. BOND
                           -----------  --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $      (646)  $    (1,090)       $ 1,544,481
  Net realized gain
   (loss) on security
   transactions..........         (901)       (1,047)          (151,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,161)       (1,055)           420,955
                           -----------   -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (10,708)       (3,192)         1,813,986
                           -----------   -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............    2,808,139     2,281,455          3,112,678
  Surrenders for benefit
   payments and fees.....   (2,879,538)   (2,350,155)        (3,943,920)
                           -----------   -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (71,399)      (68,700)          (831,242)
                           -----------   -----------        -----------
  Net increase (decrease)
   in net assets.........      (82,107)      (71,892)           982,744
NET ASSETS:
  Beginning of period....      195,093       248,796         29,577,846
                           -----------   -----------        -----------
  End of period..........  $   112,986   $   176,904        $30,560,590
                           ===========   ===========        ===========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                                            WELLS FARGO
                             VAN ECK       VAN ECK       VARIABLE TRUST --
                           HARD ASSETS  WORLDWIDE BOND      CORP. BOND
                           -----------  --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $     1,195   $    16,984        $ 1,523,787
  Net realized gain
   (loss) on security
   transactions..........       18,767       (32,286)          (681,957)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,262)       15,035          1,685,760
                           -----------   -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       13,700          (267)         2,527,590
                           -----------   -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............    6,535,102     3,291,797          2,474,653
  Surrenders for benefit
   payments and fees.....   (7,171,688)   (3,352,153)        (6,418,894)
                           -----------   -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (636,586)      (60,356)        (3,944,241)
                           -----------   -----------        -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      --            --               --
  Net increase (decrease)
   in net assets.........     (622,886)      (60,623)        (1,416,651)
NET ASSETS:
  Beginning of period....      817,979       309,419         30,994,497
                           -----------   -----------        -----------
  End of period..........  $   195,093   $   248,796        $29,577,846
                           ===========   ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                               WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO
                            VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --
                                LARGE CAP        ASSET ALLOCATION       EQUITY VALUE            GROWTH            INCOME EQUITY
                           -------------------  -------------------  -------------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (752,226)         $   205,605           $  (5,187)           $  34,497          $  1,880,509
  Net realized gain
   (loss) on security
   transactions..........       (1,911,640)            (247,652)             (2,146)             (65,107)            1,022,907
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (13,549,177)            (629,464)            (45,179)             (92,112)           (9,977,438)
                              ------------          -----------           ---------            ---------          ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (16,213,043)            (671,511)            (52,512)            (122,722)           (7,074,022)
                              ------------          -----------           ---------            ---------          ------------
UNIT TRANSACTIONS:
  Purchases..............        1,305,088            1,791,378             352,579              270,034             2,024,247
  Surrenders for benefit
   payments and fees.....      (10,725,242)          (1,838,816)           (145,933)            (199,266)          (14,056,596)
                              ------------          -----------           ---------            ---------          ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (9,420,154)             (47,438)            206,646               70,768           (12,032,349)
                              ------------          -----------           ---------            ---------          ------------
  Net increase (decrease)
   in net assets.........      (25,633,197)            (718,949)            154,134              (51,954)          (19,106,371)
NET ASSETS:
  Beginning of period....       72,982,467            7,595,718             595,462              507,710           103,835,486
                              ------------          -----------           ---------            ---------          ------------
  End of period..........     $ 47,349,270          $ 6,876,769           $ 749,596            $ 455,756          $ 84,729,115
                              ============          ===========           =========            =========          ============

                               WELLS FARGO          WELLS FARGO
                            VARIABLE TRUST --    VARIABLE TRUST --
                              INTERNATIONAL       SMALL CAP STOCK
                           -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (779)           $  (168,512)
  Net realized gain
   (loss) on security
   transactions..........         (5,951)            (1,741,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (3,883)            (2,391,395)
                                --------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (10,613)            (4,301,602)
                                --------            -----------
UNIT TRANSACTIONS:
  Purchases..............         67,411              1,253,015
  Surrenders for benefit
   payments and fees.....        (72,525)            (2,374,595)
                                --------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (5,114)            (1,121,580)
                                --------            -----------
  Net increase (decrease)
   in net assets.........        (15,727)            (5,423,182)
NET ASSETS:
  Beginning of period....         56,800             16,667,693
                                --------            -----------
  End of period..........       $ 41,073            $11,244,511
                                ========            ===========

                               WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO
                            VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --    VARIABLE TRUST --
                                LARGE CAP        ASSET ALLOCATION       EQUITY VALUE            GROWTH            INCOME EQUITY
                           -------------------  -------------------  -------------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................      $(1,018,239)         $  244,889            $  (2,705)           $ 34,133           $  1,392,957
  Net realized gain
   (loss) on security
   transactions..........          730,093                 836                5,593              (3,500)             3,154,772
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (1,714,213)           (397,571)              23,524             (99,650)            (4,789,027)
                               -----------          ----------            ---------            --------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (2,002,359)           (151,846)              26,412             (69,017)              (241,298)
                               -----------          ----------            ---------            --------           ------------
UNIT TRANSACTIONS:
  Purchases..............       30,403,252           6,712,145              604,073             592,903              6,530,302
  Surrenders for benefit
   payments and fees.....       (4,146,485)           (188,281)            (136,767)            (77,367)           (28,923,566)
                               -----------          ----------            ---------            --------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       26,256,767           6,523,864              467,306             515,536            (22,393,264)
                               -----------          ----------            ---------            --------           ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                   --                   --                  --                    --
  Net increase (decrease)
   in net assets.........       24,254,408           6,372,018              493,718             446,519            (22,634,562)
NET ASSETS:
  Beginning of period....       48,728,059           1,223,700              101,744              61,191            126,470,048
                               -----------          ----------            ---------            --------           ------------
  End of period..........      $72,982,467          $7,595,718            $ 595,462            $507,710           $103,835,486
                               ===========          ==========            =========            ========           ============

                               WELLS FARGO          WELLS FARGO
                            VARIABLE TRUST --    VARIABLE TRUST --
                              INTERNATIONAL       SMALL CAP STOCK
                           -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (174)          $  4,407,947
  Net realized gain
   (loss) on security
   transactions..........         (2,913)               554,437
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (2,352)           (10,283,591)
                                --------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (5,439)            (5,321,207)
                                --------           ------------
UNIT TRANSACTIONS:
  Purchases..............        100,703              4,620,702
  Surrenders for benefit
   payments and fees.....        (38,464)            (2,070,805)
                                --------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         62,239              2,549,897
                                --------           ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                    --
  Net increase (decrease)
   in net assets.........         56,800             (2,771,310)
NET ASSETS:
  Beginning of period....       --                   19,439,003
                                --------           ------------
  End of period..........       $ 56,800           $ 16,667,693
                                ========           ============

_____________________________________ SA-49 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                     KELMORE
                                        SCUDDER      VARIABLE      KELMORE
                                     INTERNATIONAL   STRATEGY   VARIABLE EAGLE
                                     -------------  ----------  --------------
OPERATIONS:
  Net investment income (loss).....   $   958,962   $  (37,584)   $   (7,263)
  Net realized gain (loss) on
   security transactions...........      (376,289)     (19,235)      (28,195)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    (2,687,218)    (135,032)     (129,125)
                                      -----------   ----------    ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................    (2,104,545)    (191,851)     (164,583)
                                      -----------   ----------    ----------
UNIT TRANSACTIONS:
  Purchases........................       283,144    5,455,036     1,292,739
  Surrenders for benefit payments
   and fees........................    (1,331,729)    (402,279)     (180,912)
                                      -----------   ----------    ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................    (1,048,585)   5,052,757     1,111,827
                                      -----------   ----------    ----------
  Net increase (decrease) in net
   assets..........................    (3,153,130)   4,860,906       947,244
NET ASSETS:
  Beginning of period..............     7,157,954      254,190        98,324
                                      -----------   ----------    ----------
  End of period....................   $ 4,004,824   $5,115,096    $1,045,568
                                      ===========   ==========    ==========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                                    KELMOORE
                                        SCUDDER     VARIABLE*     KELMOORE
                                     INTERNATIONAL  STRATEGY   VARIABLE EAGLE*
                                     -------------  ---------  ---------------
OPERATIONS:
  Net investment income (loss).....   $   895,092   $    (42)      $   (35)
  Net realized gain (loss) on
   security transactions...........       286,497      --          --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    (3,584,201)       130           103
                                      -----------   --------       -------
  Net increase (decrease) in net
   assets resulting from
   operations......................    (2,402,612)        88            68
                                      -----------   --------       -------
UNIT TRANSACTIONS:
  Purchases........................       349,636    254,102        98,256
  Surrenders for benefit payments
   and fees........................    (1,916,683)     --          --
                                      -----------   --------       -------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................    (1,567,047)   254,102        98,256
                                      -----------   --------       -------
  Net funding of subaccount by
   Fortis Benefits Insurance
   Company.........................       --           --          --
  Net increase (decrease) in net
   assets..........................    (3,969,659)   254,190        98,324
NET ASSETS:
  Beginning of period..............    11,127,613      --          --
                                      -----------   --------       -------
  End of period....................   $ 7,157,954   $254,190       $98,324
                                      ===========   ========       =======

  *  From inception December 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  GENERAL

    FORTIS BENEFITS INSURANCE COMPANY

    Variable Account D (the "Account") was established as a segregated asset account of Fortis Benefits Insurance Company ("Fortis Benefits") on October 14, 1987 under Minnesota law. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. The variable annuity contracts are sold under the names of EmPower Variable Annuity, Opportunity Variable Annuity, Opportunity + Variable Annuity, Masters Variable Annuity, Masters + Variable Annuity, TD Waterhouse Variable Annuity, Wells Fargo Passage Variable Annuity, Income Preferred Variable Annuity, Federated Triple Crown Variable Annuity and Kelmoore Strategy Variable Annuity.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The assets of the Account are segregated from Fortis Benefits' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

    INVESTMENT TRANSACTIONS

    All assets of each subaccount of the Account are invested in shares of the corresponding portfolio of the Fortis Series Fund, Inc.; Wells Fargo Variable Trust; Scudder Variable Life; AIM Variable Life Insurance
    Funds, Inc.; Alliance Variable Products; SAFECO Resource Series; Federated Insurance Series; Pilgrim Funds, Inc.; MFS Variable Insurance Trust; Montgomery Variable Funds; Strong Variable Annuity Funds; American Century Investments; Van Eck Worldwide Insurance Trust; Neuberger & Berman, Inc.; INVESCO, Inc.; and Kelmoore Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

    Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined using the average cost method.

    Dividend income from the Funds is recorded on the ex-dividend date. All distributions from the Funds are reinvested.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

 3.  INVESTMENTS

    There are 73 subaccounts within the Account.

    The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed were as follows:

                                            YEAR ENDED DECEMBER 31, 2001
                                -----------------------------------------------------
                                        SHARES
                                -----------------------    COST OF     COST OF SALES/
                                 PURCHASED      SOLD      PURCHASES     REDEMPTIONS
                                -----------  ----------  ------------  --------------
Fortis Series Fund, Inc.:
  Growth Stock................      271,440   2,760,477  $151,903,827   $79,663,356
  U.S. Government
   Securities.................    3,177,926   1,509,533    41,713,615    16,106,418
  Money Market................    9,539,248   6,321,564   113,267,347    71,673,830
  Asset Allocation............      188,329   4,690,334    65,394,031    78,422,402
  Diversified Income..........      555,831   1,151,848    12,381,955    13,279,336
  Global Growth...............      931,188   2,738,169    32,709,514    55,599,648
  Aggressive Growth...........      758,875   2,020,864    35,545,032    46,402,817
  Growth & Income.............       73,900   1,960,148    18,868,356    31,268,287
  High Yield..................    1,192,580   1,971,376    14,508,327    18,545,538
  International Stock II......      654,109   1,038,081     6,080,694    12,834,445
  Multisector Bond............      752,906     260,390     8,206,148     2,832,109
  International Stock.........      477,352   1,082,514    13,550,680    15,222,869
  Value.......................    1,622,972     563,570    39,984,546     8,144,455
  S&P 500.....................      875,386   2,459,816    25,179,411    44,117,329
  Blue Chip Stock.............      385,543   1,392,166     6,791,702    23,819,868
  Mid Cap Stock...............    1,041,354     349,395    10,008,790     3,617,283
  Large Cap Growth............      647,830     888,701     7,244,528    11,902,422
  Small Cap Value.............    2,736,649     616,811    34,788,568     6,726,875

_____________________________________ SA-52 ____________________________________

                                            YEAR ENDED DECEMBER 31, 2001
                                -----------------------------------------------------
                                        SHARES
                                -----------------------    COST OF     COST OF SALES/
                                 PURCHASED      SOLD      PURCHASES     REDEMPTIONS
                                -----------  ----------  ------------  --------------
  American Leaders............      863,436      19,268  $  9,252,926   $   206,057
  Blue Chip II................    1,169,953     142,742     9,180,955     1,337,001
  Capital Opportunities.......    1,508,624     205,365    12,441,506     1,945,293
  Global Equity...............      385,068     117,719     3,514,599     1,124,046
  Investors Growth............      943,063     140,235     7,487,499     1,314,307
Wells Fargo Variable Trust:
  Large Cap...................      127,885   1,226,710     1,321,948    13,405,959
  Corporate Bond..............      301,962     412,921     5,090,124     4,395,291
  Small Cap Stock.............      156,938     330,278     1,253,015     4,284,887
  Equity Income...............      127,059     973,760     5,178,991    14,307,930
  Growth......................       15,668      12,810       311,270       271,114
  Equity Value................       38,144      16,911       356,838       157,520
  Asset Allocation............      137,233     153,577     2,100,382     2,189,866
  International...............        8,070       8,935        67,421        79,165
Scudder Variable Investment
 Fund:
  International...............       29,173     134,587     1,315,398     1,781,310
AIM Variable Insurance
 Funds, Inc.:
  V.I. Value..................       34,795     184,911     1,347,397     5,439,530
  V.I. International Equity...       14,425      65,410       371,405     1,506,717
Alliance Variable Product:
  Money Market................  100,678,580  99,439,973   101,505,970    99,439,973
  International...............    3,675,559   3,683,798    46,542,582    47,065,415
  Premier Growth..............      202,201     209,373     6,064,105     7,263,668
SAFECO Resources Series:
  Growth......................       37,058      35,010       975,795     1,026,406
  Equity......................      346,438     253,005     7,301,679     5,390,613
Federated Insurance Series:
  U.S. Government
   Securities.................      948,103     932,427    11,114,071    10,099,714
  High Income.................    1,554,307   1,577,751    13,703,721    12,248,313
  American Leaders............      997,092     672,694    21,554,519    12,926,011
  Equity Income...............      634,079     266,987     9,437,203     4,113,195
  Growth Strategies...........      326,072     123,818     7,297,310     3,215,958
  International Equity........      170,609     201,597     5,114,536     4,145,152
  Utility.....................      356,789     498,464     4,507,831     6,433,317
  Money Markey................   14,193,602  11,901,472    14,336,793    11,901,472
  Strategic Income............      138,953      43,742     1,754,429       440,915
  Small Cap...................      168,760      79,797      1550,821       931,932
  Quality Bond................      135,999       7,563     1,527,624        80,800
  Large Cap...................      708,543      24,480     4,569,602       189,127
  International Small Co......      106,660      28,308       738,862       234,593
Pilgrim Funds Inc.:
  Natural Resources Trust.....      102,737     105,968       507,859       571,813
  Emerging Markets............      192,288     198,589     2,748,197     2,851,622
MFS Variable Insurance Trust:
  Emerging Growth.............      140,138     257,077     3,952,870     7,269,776
  High Income.................      755,002     790,524     8,038,534     8,018,565
  World Government............      139,883     140,877     1,402,993     1,405,950
Montgomery Variable Funds:
  Emerging Markets............    2,206,867   2,179,996    15,999,012    15,905,414
  Growth......................       26,631      27,904       423,235       455,140
Strong Variable Annuity Funds:
  Discovery II................      125,313     121,334     1,530,948     1,427,266
  International Stock II......      727,503     720,652     6,520,365     6,726,333
American Century Investments:
  VP Balanced.................      243,322     114,709     1,755,403       842,045
  VP Capital Appreciation.....      102,962     125,767     1,356,891     1,656,883
Van Eck WorldWide Ins. Trust:
  Worldwide Bond..............      233,128     239,343     2,271,296     2,349,414
  Hard Assets.................      238,587     244,305     2,806,603     2,878,389

_____________________________________ SA-53 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                            YEAR ENDED DECEMBER 31, 2001
                                -----------------------------------------------------
                                        SHARES
                                -----------------------    COST OF     COST OF SALES/
                                 PURCHASED      SOLD      PURCHASES     REDEMPTIONS
                                -----------  ----------  ------------  --------------
Neuberger & Berman, Inc.:
  AMT Limited Maturity Bond...      257,143     208,020  $  3,448,430   $ 2,742,174
  AMT Partners................       87,988      56,390     1,412,889       933,117
INVESCO, Inc.:
  Health & Sciences...........      313,937     391,683     5,473,825     7,392,086
  Industrial Income...........       87,605      43,978     1,704,459       922,846
  Technology..................      640,447     639,254    12,000,179    19,782,511
Kelmoore Funds
  Variable Strategy...........      606,621      48,753     5,455,036       459,453
  Variable Eagle..............      185,932      25,187     1,292,739       216,499

                                             YEAR ENDED DECEMBER 31, 2000
                                ------------------------------------------------------
                                         SHARES
                                ------------------------    COST OF     COST OF SALES/
                                 PURCHASED      SOLD       PURCHASES     REDEMPTIONS
                                -----------  -----------  ------------  --------------
Fortis Series Fund, Inc.:
  Growth Stock................    3,082,558      952,406  $148,777,870   $ 26,393,476
  U.S. Government
   Securities.................    2,005,082    2,635,974    20,496,616     28,255,399
  Money Market................   10,023,019   12,381,426   113,826,181    139,079,568
  Asset Allocation............    5,842,450    2,089,948   119,406,155     34,203,446
  Diversified Income..........      796,517    1,826,341     8,447,960     21,287,002
  Global Growth...............    3,585,032    2,034,182   116,537,145     36,838,397
  Aggressive Growth...........    4,726,863      808,309   165,009,861     16,338,779
  Growth & Income.............    1,797,955    2,036,596    35,881,888     31,433,207
  High Yield..................    1,169,700    1,724,477     9,738,220     17,162,190
  International Stock II......      403,820    1,423,246     4,889,999     17,481,984
  Multisector Bond............      429,023      791,639     4,384,916      8,291,226
  International Stock.........    1,891,745      737,693    30,962,366     10,311,173
  Value.......................      809,471      773,454    13,225,300     10,283,080
  S&P 500.....................    3,210,751    2,874,803    70,831,046     55,476,346
  Blue Chip Stock.............    2,432,582      848,691    52,885,394     11,805,094
  Mid Cap Stock...............    1,773,991      710,503    20,326,386      7,125,152
  Large Cap Growth............    3,021,331      920,931    43,651,951     10,923,127
  Small Cap Value.............    3,980,312      762,940    15,924,640      7,553,655
  American Leaders............      700,693       87,875     7,195,770        885,517
  Blue Chip II................    1,643,590      193,136    16,518,100      1,976,522
  Capital Opportunities.......    1,572,079       91,476    15,921,441        917,424
  Global Equity...............    1,002,095      174,260    10,049,251      1,613,761
  Investors Growth............    1,319,099       95,057    13,294,779        953,650
Wells Fargo Variable Trust:
  Large Cap...................    2,461,734      410,066    30,403,252      4,434,630
  Corporate Bond..............      257,438      697,319     4,408,362      7,510,773
  Small Cap Stock.............      253,802      132,702     9,326,305      1,814,023
  Equity Income...............      400,270    1,869,549     9,391,788     27,237,323
  Growth......................       26,104        3,743       632,093         85,924
  Equity Value................       64,973       14,901       606,772        136,577
  Asset Allocation............      460,943       17,687     7,025,886        256,295
  International...............       10,480        4,140       100,823         41,672
Scudder Variable Investment
 Fund:
  International...............       21,828      129,071     1,370,678      1,756,137
AIM Variable Insurance
 Funds, Inc.:
  V.I. Value..................      317,087       40,230    11,917,841      1,180,938
  V.I. International Equity...      141,032       32,992     4,215,098        764,157
Alliance Variable Product:
  Money Market................  173,715,616  167,666,091   174,967,194    167,665,061
  International...............    3,338,268    3,324,109    67,594,948     67,662,767
  Premier Growth..............      219,655      172,655     9,299,752      6,302,222
SAFECO Resources Series:
  Growth......................      123,878      154,994     3,259,089      3,410,862
  Equity......................       61,466       65,034     1,866,691      1,948,762

_____________________________________ SA-54 ____________________________________

                                             YEAR ENDED DECEMBER 31, 2000
                                ------------------------------------------------------
                                         SHARES
                                ------------------------    COST OF     COST OF SALES/
                                 PURCHASED      SOLD       PURCHASES     REDEMPTIONS
                                -----------  -----------  ------------  --------------
Federated Insurance Series:
  U.S. Government Securities
   II.........................      778,172      334,634  $  8,534,444   $  3,535,078
  High Income II..............    1,368,193      993,844    13,394,717      9,474,766
  American Leaders II.........    2,352,628      434,982     9,118,439      3,631,518
  Equity Income...............    2,081,872       10,473    48,597,365      8,714,809
  Growth Strategies II........    1,232,656        7,529    34,149,431        163,490
  International Equity II.....      738,277          637    38,201,504        201,643
  Utility II..................      641,937      263,754    19,477,802         12,486
  Money II....................    3,890,335    3,329,935     3,963,625      3,329,953
  Strategic Income II.........      185,343       54,992     1,951,410        561,177
  Small Cap II................      541,601        9,244     6,730,218        118,829
  Quality Bond II.............       33,653        1,109       350,943         11,545
  Large Cap II................      541,160          300     4,858,040          2,973
  International Small Co.
   II.........................      149,630          316     1,326,488          2,966
Pilgrim Funds Inc.:
  Natural Resources Trust.....      243,512      284,491     3,204,617      3,710,903
  Emerging Markets............       15,314       18,414       211,233        216,386
MFS Variable Insurance Trust:
  Emerging Growth.............      456,974      234,532    17,778,149      7,342,148
  High Income.................      470,220      484,225     5,696,035      5,448,662
  World Government............       37,537       33,676       367,561        328,852
Montgomery Variable Funds:
  Emerging Markets............    2,392,422    2,406,999    24,155,648     24,458,673
  Growth......................       40,705       30,465       777,253        534,084
Strong Variable Annuity Funds:
  Discovery II................      106,240      100,471     1,318,611      1,173,912
  International II............      978,293    1,022,798    13,570,147     14,598,677
American Century Investments:
  VP Balanced.................      157,445      205,453     1,231,475      1,575,853
  VP Capital Appreciation.....      367,523      310,042     6,415,644      5,126,392
Van Eck WorldWide Ins. Trust:
  Worldwide Bond..............      326,759      333,634     3,310,676      3,386,334
  Hard Assets.................      570,665      629,402     6,537,744      7,154,369
Neuberger & Berman, Inc.:
  AMT Limited Maturity Bond...       22,706       21,146       323,830         47,481
  AMT Partners................       39,385       10,749       767,377        196,754
INVESCO, Inc.:
  Health & Sciences...........    1,009,883      843,995    19,050,901     15,121,961
  Industrial Income...........      121,408       43,461     2,767,564        913,210
  Technology..................      915,304      830,776    38,618,020     31,224,556
Kelmoore Funds
  Variable Strategy...........       24,343      --            254,060       --
  Variable Eagle..............        9,803      --             98,221       --

    Fortis Benefits' investment in the subaccounts represented the following number of shares of the Funds held and aggregate cost of amounts invested at December 31, 2001:

                                           NUMBER     COST OF
                                          OF SHARES    SHARES
                                          ---------  ----------
Fortis Series Fund, Inc.:
  American Leaders......................   328,638   $3,289,171
  Blue Chip II..........................   313,652    3,136,516
  Capital Opportunities.................   474,316    4,743,156
  Global Equity.........................   480,345    4,797,966
  Investors Growth......................   475,277    4,752,690

_____________________________________ SA-55 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

 4.  ACCOUNT CHARGES

    ADMINISTRATION CHARGE

    A $35 annual contract administrative charge is deducted each contract year from the value of each Opportunity Variable Annuity and $30 for each EmPower Variable Annuity, Opportunity + Variable Annuity, Wells Fargo Passage Variable Annuity and TD Waterhouse Annuity on each anniversary of the contract date and upon surrender of the contract. This charge will be waived during the accumulation period if the contract value at the end of the contract year (or upon surrender) is $25,000 or more for the Opportunity Variable Annuity, Masters Variable Annuity and Wells Fargo Passage Variable Annuity and $100,000 or more for the EmPower Variable Annuity.

    In addition, Fortis Benfits assesses each subaccount of the Opportunity Variable Annuity, Opportunity + Variable Annuity, Masters Variable Annuity, Masters + Variable Annuity, Income Preferred Variable Annuity, Federated Triple Crown Variable Annuity and Kelmoore Strategy Variable Annuity, a daily charge for administrative expense at an annual rate of 0.10% of the net assets. For the EmPower Variable Annuity and Wells Fargo Passage Variable Annuity, the daily charge is assessed at an annual rate of 0.15%.

    MORTALITY AND EXPENSE RISK AND POLICY ADVANCE CHARGES

    Fortis Benefits assesses each subaccount of Opportunity Variable Annuity, Opportunity + Variable Annuity, Masters Variable Annuity, Masters + Variable Annuity, and Wells Fargo Passage Variable Annuity a daily charge for mortality and expense risk at an annual rate of 1.25% of the net assets. For the EmPower Variable Annuity, the daily charge is assessed at an an annual rate of 1.10%. For the Income Preferred Variable Annuity, the daily charge is assessed at an annual rate of 1.40% (reduced to 1.25% during the annuity period). For the TD Waterhouse Variable Annuity, the mortality and expense risk charge is assessed at an an annual rate of 0.45%. For the Federated Triple Crown Variable Annuity, the daily charge for contract owners less than 61 years old is 1.10% and for contract owners 61 years or older is 1.30%. For Kelmoore Strategy Variable Annuity, the daily charge is assessed at an annual rate of 1.05% (1.50% on enhanced death benefits contracts).

    Fortis Benefits bears an investment risk associated with the Income Preferred Variable Annuity in relation to the Guaranteed Payout Plan Benefit. With this benefit Fortis bears the risk that investment performance is sufficient to cover the guarantee of the return of purchase payment. Fortis assesses a daily charge at an annual rate of .35% for this risk.

 5.  SURRENDER CHARGES AND PREMIUM TAX CHARGES

    AMOUNT OF SURRENDER CHARGE

    Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed below under "Free Surrenders". The surrender charge is based on a percentage of the amount of the purchase payments surrendered. The percentage of payment is set at 5% and slides to zero during the first five years on the Opportunity Variable Annuity, Opportunity + Variable Annuity and Wells Fargo Passage Variable Annuity contracts. The percentage is set at 7% and slides to zero during the first seven years of the Master Variable Annuity contracts. The following contracts have the following surrender charge periods and percentage charge scales:

         Master + Variable Annuity...............  8 years  7, 7, 6, 6, 5, 3, 1, 0
         Income Preferred Variable Annuity.......  9 years  8, 8, 7, 7, 6, 5, 3, 2, 1
         Federated Triple Crown Variable
          Annuity................................  7 years  7, 7, 7, 5, 4, 3, 2
         Kelmoore Strategy Variable Annuity......  7 years  8, 7, 6, 5, 4, 3, 2

    FREE SURRENDERS

    The following amounts can be withdrawn from the contract without a surrender charge:

    - For EmPower Variable Annuity and TD Waterhouse Variable Annuity, there is no surrender charge.

    - Any purchase payments received more than five years prior to the surrender date for Opportunity Variable Annuity, Opportunity + Variable Annuity, and the Wells Fargo Passage Variable Annuity, seven years for Masters Variable Annuity, Masters + Variable Annuity and the Federated Triple Crown Variable Annuity, and nine years for the Income Preferred Variable Annuity and have not been previously surrendered.

    - In any contract year, up to 10% of the purchase payments received less than five years prior to the surrender date for Opportunity Variable Annuity, Opportunity + Variable Annuity, and the Wells

_____________________________________ SA-56 ____________________________________

      Fargo Passage Variable Annuity, and seven years prior to the surrender date for Masters Variable Annuity, Masters + Variable Annuity and the Federated Triple Crown Variable Annuity and nine years prior to the surrender date for Income Preferred Variable Annuity.

    - For Masters Variable Annuity, Masters + Variable Annuity, Wells Fargo Passage Variable Annuity and Federated Triple Crown Variable Annuity after age 61, any earnings that have not been previously surrendered.

    PREMIUM TAXES

    Where premium taxes or similar assessments are imposed by states or other jurisdiction upon receipt of purchase payments, Fortis Benefits pays such taxes on behalf of the contract owner and will deduct a charge for these amounts from the contract value upon surrender or death of the annuitant or contract owner, or annuitization of the contract. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, Fortis Benefits will deduct a charge on a pro rata basis from the contract value at that time.

    Redemptions are reported prior to the deduction of surrender and premium tax charges which are paid directly to Fortis Benefits. The Surrender and premium tax charges collected by Fortis Benefits were $5,672,238 and $4,828,465 in 2001 and 2000, respectively.

 6.  FEDERAL INCOME TAXES

    The operations of the Account form a part of, and are taxed with, the operations of Fortis Benefits, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

_____________________________________ SA-57 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

 7.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners equity, expense ratios, investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period

                                                                            INVESTMENT
                                           UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  -------------  -------  ----------  ---------
Fortis Series Fund --
 Growth Stock Series
  2001 Lowest contract
   charges...............      327,471  $12.437927  $  4,073,063     1.25%      23.84%    (23.82)%
      Highest contract
       charges...........    1,632,289   11.106747    18,129,419     1.85%      23.84%    (24.28)%
      Remaining contract
       charges...........   98,399,513      --       468,234,268     --        --          --
Fortis Series Fund --
 U.S. Gov't Securities
 Series
  2001 Lowest contract
   charges...............      604,509   12.007389     7,258,573     1.25%       5.17%      6.20%
      Highest contract
       charges...........    1,613,505   11.517702    18,583,866     1.85%       5.17%      5.56%
      Remaining contract
       charges...........    6,250,398      --       130,331,819     --        --          --
Fortis Series Fund --
 Money Market Series
  2001 Lowest contract
   charges...............      742,636   11.454945     8,506,850     1.25%       4.89%      2.65%
      Highest contract
       charges...........      810,671   10.730512     8,698,914     1.85%       4.89%      2.03%
      Remaining contract
       charges...........   55,937,862      --       104,568,660     --        --          --
Fortis Series Fund --
 Asset Allocation Series
  2001 Lowest contract
   charges...............      728,837   11.722866     8,544,058     1.25%      11.73%     (8.04)%
      Highest contract
       charges...........    2,364,104   10.590650    25,037,398     1.85%      11.73%     (8.60)%
      Remaining contract
       charges...........  122,798,944      --       437,312,823     --        --          --
Fortis Series Fund --
 Diversified Income
 Series
  2001 Lowest contract
   charges...............      155,573   11.198762     1,742,219     1.25%       7.77%      5.36%
      Highest contract
       charges...........      263,903   11.071166     2,921,717     1.85%       7.77%      4.72%
      Remaining contract
       charges...........   34,033,056      --        75,865,605     --        --          --
Fortis Series Fund --
 Global Growth Series
  2001 Lowest contract
   charges...............      169,669    9.055264     1,536,402     1.25%       5.20%    (24.75)%
      Highest contract
       charges...........      933,096    8.331021     7,773,641     1.85%       5.20%    (25.20)%
      Remaining contract
       charges...........    8,667,084      --       174,531,315     --        --          --
Fortis Series Fund --
 Aggressive Growth Series
  2001 Lowest contract
   charges...............      218,231   14.216408     3,102,456     1.25%      10.93%    (21.18)%
      Highest contract
       charges...........    1,171,384   10.561596    12,371,683     1.85%      10.93%    (21.66)%
      Remaining contract
       charges...........    7,229,080      --       155,867,510     --        --          --
Fortis Series Fund --
 Growth & Income Series
  2001 Lowest contract
   charges...............      245,532   10.303923     2,529,941     1.25%       8.55%    (10.70)%
      Highest contract
       charges...........      539,410   10.345191     5,580,300     1.85%       8.55%    (11.24)%
      Remaining contract
       charges...........    7,747,879      --       170,449,467     --        --          --
Fortis Series Fund --
 High Yield Series
  2001 Lowest contract
   charges...............       93,078    8.959495       833,930     1.25%      12.07%     (0.02)%
      Highest contract
       charges...........      313,259    9.321291     2,919,978     1.85%      12.07%     (0.62)%
      Remaining contract
       charges...........    3,253,131      --        38,387,088     --        --          --
Fortis Series Fund --
 International Stock
 Series II
  2001 Lowest contract
   charges...............      105,282    7.104809       748,009     1.25%     --         (22.46)%
      Highest contract
       charges...........      167,684    7.005939     1,174,784     1.85%     --         (22.93)%
      Remaining contract
       charges...........    2,086,115      --        23,645,720     --        --          --
Fortis Series Fund --
 Multisector Bond
  2001 Lowest contract
   charges...............       97,288   10.760066     1,046,825     1.25%     --           4.29%
      Highest contract
       charges...........      507,607   10.360679     5,259,150     1.85%     --           3.67%
      Remaining contract
       charges...........    1,539,157      --        19,943,130     --        --          --
Fortis Series Fund --
 International Stock
 Series
  2001 Lowest contract
   charges...............      235,097    8.021914     1,885,931     1.25%       8.41%    (25.23)%
      Highest contract
       charges...........    1,020,207    7.246202     7,392,625     1.85%       8.41%    (25.68)%
      Remaining contract
       charges...........    5,080,794      --        66,689,252     --        --          --
Fortis Series Fund --
 Value Series
  2001 Lowest contract
   charges...............      224,188   11.752597     2,634,794     1.25%      13.81%     (3.76)%
      Highest contract
       charges...........      687,765   12.281243     8,446,612     1.85%      13.81%     (4.34)%
      Remaining contract
       charges...........    5,065,823      --        90,388,216     --        --          --

_____________________________________ SA-58 ____________________________________

                                                                            INVESTMENT
                                           UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  -------------  -------  ----------  ---------
Fortis Series Fund -- S&P
 500 Index Series
  2001 Lowest contract
   charges...............      471,495  $15.497037  $  7,306,776     0.45%       3.47%    (12.68)%
      Highest contract
       charges...........    1,184,304    8.732415    10,341,831     1.85%       3.47%    (13.90)%
      Remaining contract
       charges...........   13,218,887      --       222,047,426     --        --          --
Fortis Series Fund --
 Blue Chip Series
  2001 Lowest contract
   charges...............      530,321   10.600670     5,621,754     1.25%     --         (15.49)%
      Highest contract
       charges...........    1,378,018    9.333245    12,681,380     1.85%     --         (16.00)%
      Remaining contract
       charges...........    9,324,745      --       163,424,964     --        --          --
Fortis Series Fund -- Mid
 Cap Stock Series
  2001 Lowest contract
   charges...............      150,860   10.724770     1,617,944     1.25%       0.29%     (5.37)%
      Highest contract
       charges...........      530,214   11.514934     6,105,383     1.85%       0.29%     (5.94)%
      Remaining contract
       charges...........    2,688,533      --        28,728,065     --        --          --
Fortis Series Fund --
 Large Cap Growth Series
  2001 Lowest contract
   charges...............      312,590   10.065494     3,146,373     1.25%     --         (15.96)%
      Highest contract
       charges...........    1,172,964    7.846572     9,203,745     1.85%     --         (16.47)%
      Remaining contract
       charges...........    5,342,833      --        53,580,897     --        --          --
Fortis Series Fund --
 Small Cap Value Series
  2001 Lowest contract
   charges...............      256,560   16.003285     4,105,802     1.25%     --          19.49%
      Highest contract
       charges...........      594,566   15.754177     9,366,898     1.85%     --          18.77%
      Remaining contract
       charges...........    4,532,052      --        72,261,786     --        --          --
Fortis Series Fund --
 Global Equity
  2001 Lowest contract
   charges...............       21,654    8.273570       179,159     1.25%       1.29%    (10.75)%
      Highest contract
       charges...........      200,697    8.191210     1,643,956     1.85%       1.29%    (11.29)%
      Remaining contract
       charges...........      445,392      --         3,678,829     --        --          --
Fortis Series Fund --
 Investors Growth
  2001 Lowest contract
   charges...............       52,778    6.618179       349,291     1.25%     --         (25.73)%
      Highest contract
       charges...........      566,982    6.552243     3,715,005     1.85%     --         (26.18)%
      Remaining contract
       charges...........    1,036,660      --         6,849,335     --        --          --
Fortis Series Fund --
 Blue Chip II
  2001 Lowest contract
   charges...............       80,859    6.683772       540,444     1.25%     --         (23.47)%
      Highest contract
       charges...........      831,453    6.617184     5,501,871     1.85%     --         (23.93)%
      Remaining contract
       charges...........    1,387,809      --         9,260,298     --        --          --
Fortis Series Fund --
 Capital Opportunities
  2001 Lowest contract
   charges...............       61,945    6.606241       409,227     1.25%     --         (24.59)%
      Highest contract
       charges...........    1,020,207    6.540416     5,267,857     1.85%     --         (25.04)%
      Remaining contract
       charges...........    1,644,544      --        10,846,112     --        --          --
Fortis Series Fund --
 American Leaders
  2001 Lowest contract
   charges...............       48,053    9.911251       476,270     1.25%       1.12%     (4.69)%
      Highest contract
       charges...........      396,991    9.815663     3,895,537     1.85%       1.12%     (5.27)%
      Remaining contract
       charges...........      749,948      --         7,420,516     --        --          --
AIM -- Value
      Lowest contract
       charges...........    2,078,312   10.699617    22,237,137     1.35%       1.85%    (13.82)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
AIM -- International
 Equity
  2001 Lowest contract
   charges...............      523,753    8.167428     4,277,716     1.35%       2.35%    (24.65)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Alliance Var Prod
 Series -- Money Market
  2001 Lowest contract
   charges...............    1,983,265   12.869044    25,522,722     0.45%       3.38%      3.11%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Alliance Var Prod
 Series -- International
  2001 Lowest contract
   charges...............      121,233   10.455866     1,267,593     0.45%       5.34%    (22.80)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --

_____________________________________ SA-59 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                           UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  -------------  -------  ----------  ---------
Alliance Var Prod
 Series -- Premier Growth
  2001 Lowest contract
   charges...............      329,053  $20.886728  $  6,872,849     0.45%       5.32%    (17.63)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
American Century VP
 Balanced
  2001 Lowest contract
   charges...............      129,088   14.819239     1,912,984     0.45%       5.19%     (4.12)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
American Century VP
 Capital Appreciation
  2001 Lowest contract
   charges...............       93,352   11.172198     1,042,948     0.45%      34.34%    (28.80)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- American
 Leaders
      Lowest contract
       charges...........      221,592   18.155123     4,023,031     0.45%       1.91%     (4.68)%
      Highest contract
       charges...........    4,717,012   10.030588    47,314,404     1.40%       1.91%     (5.59)%
      Remaining contract
       charges...........    3,103,719      --        31,319,462     --        --          --
Federated Insurance
 Series -- Equity Income
      Lowest contract
       charges...........    2,167,193    9.047699    19,608,106     1.20%       1.91%    (12.08)%
      Highest contract
       charges...........    3,390,314    8.993550    30,490,958     1.40%       1.91%    (12.26)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- Growth
 Strategies
      Lowest contract
       charges...........    1,834,415   10.415015    19,105,464     1.20%       1.60%    (23.33)%
      Highest contract
       charges...........    2,135,120   10.352671    22,104,190     1.40%       1.60%    (23.49)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- High Income
      Lowest contract
       charges...........      124,260   11.833851     1,470,477     0.45%      10.44%      0.86%
      Highest contract
       charges...........      719,764    9.026496     6,496,943     1.40%      10.44%     (0.10)%
      Remaining contract
       charges...........      335,876      --         3,050,039     --        --          --
Federated Insurance
 Series -- U.S. Gov't
      Lowest contract
       charges...........      455,238   13.364468     6,084,009     0.45%       4.17%      6.55%
      Highest contract
       charges...........      327,833   11.333145     3,715,375     1.40%       4.17%      5.54%
      Remaining contract
       charges...........      129,337      --         1,474,631     --        --          --
Federated Insurance
 Series -- Utility
      Lowest contract
       charges...........       38,878   12.116197       471,048     0.45%       3.61%    (14.16)%
      Highest contract
       charges...........      652,755    7.675148     5,009,988     1.40%       3.61%    (14.98)%
      Remaining contract
       charges...........      308,116      --         2,379,077     --        --          --
Federated Insurance
 Series -- International
 Equity
      Lowest contract
       charges...........      768,142    9.332704     7,168,845     1.20%      13.37%    (30.42)%
      Highest contract
       charges...........      879,275    9.276837     8,156,895     1.40%      13.37%    (30.56)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- International
 Small Co.
      Lowest contract
       charges...........      146,432    5.729301       838,960     1.20%     --         (30.85)%
      Highest contract
       charges...........       74,337    5.711655       424,588     1.40%     --         (30.99)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- Large Cap
      Lowest contract
       charges...........      629,588    5.644953     3,553,992     1.20%     --         (25.93)%
      Highest contract
       charges...........      620,042    5.627546     3,489,312     1.40%     --         (26.08)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- Money Market
      Lowest contract
       charges...........      162,068   11.088059     1,797,025     1.20%       4.58%      2.50%
      Highest contract
       charges...........      231,304   11.021733     2,549,375     1.40%       4.58%      2.29%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- Quality Bond
      Lowest contract
       charges...........       72,713   11.368291       826,616     1.20%       1.51%      6.72%
      Highest contract
       charges...........       88,666   11.333361     1,004,889     1.40%       1.51%      6.51%
      Remaining contract
       charges...........      --           --           --          --        --          --

_____________________________________ SA-60 ____________________________________

                                                                            INVESTMENT
                                           UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  -------------  -------  ----------  ---------
Federated Insurance
 Series -- Small Cap
      Lowest contract
       charges...........      370,736  $ 9.522167  $  3,530,214     1.20%       0.04%     (2.55)%
      Highest contract
       charges...........      336,387    9.472827     3,186,533     1.40%       0.04%     (2.75)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Federated Insurance
 Series -- Strategic
 Income
      Lowest contract
       charges...........      108,126   11.379713     1,230,444     1.20%      15.12%      7.86%
      Highest contract
       charges...........      169,663   11.322631     1,921,034     1.40%      15.12%      7.64%
      Remaining contract
       charges...........      --           --           --          --        --          --
INVESCO -- Health &
 Sciences
      Lowest contract
       charges...........      213,189   18.419133     3,926,765     0.45%       0.01%    (13.26)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
INVESCO -- Industrial
 Income
      Lowest contract
       charges...........      212,497   14.882395     3,162,464     0.45%       0.45%    (10.30)%
      Highest contract
       charges...........      --           --           --          --        --
      Remaining contract
       charges...........      --           --           --          --        --          --
INVESCO -- Technology
      Lowest contract
       charges...........      435,107   15.178231     6,604,189     0.45%     --         (46.07)%
      Highest contract
       charges...........      --           --           --          --        --
      Remaining contract
       charges...........      --           --           --          --        --          --
MFS Emerging Growth
 Series
      Lowest contract
       charges...........      177,946   17.158125     3,053,214     0.45%       5.85%    (33.78)%
      Highest contract
       charges...........    1,099,614   10.106338    11,113,067     1.35%       5.85%    (34.41)%
      Remaining contract
       charges...........      --           --           --          --        --          --
MFS High Income Series
      Lowest contract
       charges...........      124,454   12.272332     1,527,264     0.45%       8.88%      1.62%
      Highest contract
       charges...........      627,860    9.217783     5,787,476     1.35%       8.88%      0.65%
      Remaining contract
       charges...........      --           --           --          --        --          --
MFS World Government
 Series
      Lowest contract
       charges...........        5,382   11.632921        62,606     0.45%       6.33%      4.29%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Montgomery Variable
 Emerging Markets
      Lowest contract
       charges...........      108,884    7.076607       770,531     0.45%     --          (7.38)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Montgomery Variable
 Growth Fund
      Lowest contract
       charges...........       32,846   14.321956       470,412     0.45%      11.54%    (21.03)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Neuberger & Berman AMT
 Limited Maturity Bond
      Lowest contract
       charges...........      103,806   12.690569     1,317,353     0.45%       4.19%     (3.30)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Neuberger & Berman AMT
 Partners
      Lowest contract
       charges...........      116,299   13.421767     1,560,953     0.45%       3.53%    (13.26)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Pilgrim Emerging Markets
      Lowest contract
       charges...........        3,847    7.110870        27,358     0.45%      13.90%    (11.04)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Pilgrim Natural Resources
 Trust
      Lowest contract
       charges...........       28,201   11.522300       324,939     0.45%     --         (16.31)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --

_____________________________________ SA-61 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                           UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  -------------  -------  ----------  ---------
SAFECO RST Equity
      Lowest contract
       charges...........      205,141  $13.165723  $  2,700,828     0.45%       0.71%     (9.80)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
SAFECO RST Growth
      Lowest contract
       charges...........      334,075   17.757031     5,932,183     0.45%       2.76%     18.60%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Strong Discovery II
      Lowest contract
       charges...........       34,043   13.458622       458,165     0.45%      28.21%      3.89%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Strong International
 Stock II
      Lowest contract
       charges...........      132,506    7.460973       988,625     0.45%       4.25%    (22.48)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Strong Mid Cap Growth II
      Lowest contract
       charges...........       15,010   10.875698       163,247     0.45%     --           8.76%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Van Eck Hard Assets
      Lowest contract
       charges...........       14,094    8.016455       112,986     0.45%     --         (10.84)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Van Eck Worldwide Bond
      Lowest contract
       charges...........       17,085   10.354186       176,904     0.45%     --          (5.48)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- Corp. Bond
      Lowest contract
       charges...........    2,095,987   14.580525    30,560,590     1.35%       6.58%      5.96%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- Large Cap
      Lowest contract
       charges...........    2,482,639   19.072154    47,349,270     1.35%       0.03%    (21.99)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- Asset
 Allocation
      Lowest contract
       charges...........      718,488    9.571168     6,876,769     1.35%       4.72%     (8.26)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- Equity Value
      Lowest contract
       charges...........       78,567    9.540848       749,596     1.35%       0.63%     (7.69)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- Growth
      Lowest contract
       charges...........       61,195    7.447668       455,756     1.35%       8.56%    (20.37)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- Income Equity
      Lowest contract
       charges...........    5,314,216   15.943861    84,729,115     1.35%       3.35%     (6.73)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Wells Fargo Variable
 Trust -- International
      Lowest contract
       charges...........        5,575    7.367363        41,073     1.35%       0.02%    (17.27)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --

_____________________________________ SA-62 ____________________________________

                                                                            INVESTMENT
                                           UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  -------------  -------  ----------  ---------
Wells Fargo Variable
 Trust -- Small Cap
      Lowest contract
       charges...........      873,138  $12.878267  $ 11,244,511     1.35%     --         (25.44)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Scudder International
      Lowest contract
       charges...........      301,812   13.269274     4,004,824     1.35%      18.49%    (31.83)%
      Highest contract
       charges...........      --           --           --          --        --          --
      Remaining contract
       charges...........      --           --           --          --        --          --
Kelmoore Variable
 Strategy
      Lowest contract
       charges...........      384,838    8.657088     3,331,576     1.15%     --         (13.57)%
      Highest contract
       charges...........      207,065    8.613340     1,783,520     1.60%     --         (13.96)%
      Remaining contract
       charges...........      --           --           --          --        --          --
Kelmoore Variable Eagle
      Lowest contract
       charges...........      102,968    6.050875       623,049     1.15%     --         (39.59)%
      Highest contract
       charges...........       70,183    6.020230       422,519     1.60%     --         (39.86)%
      Remaining contract
       charges...........      --           --           --          --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-63 ____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS
                  --------------------------------------------

To the Board of Directors and Shareholder of Fortis Benefits Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company, an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. (the Company) at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements of the Company as of December 31, 1999 were audited by other independent accountants whose report dated February 17, 2000 expressed an unqualified opinion on those statements.

February 15, 2002                                     PRICEWATERHOUSECOOPERS LLP

                         REPORT OF INDEPENDENT AUDITORS
              ----------------------------------------------------

The Board of Directors
Fortis Benefits Insurance Company

We have audited the accompanying statement of operations, changes in equity and comprehensive income, and cash flow of Fortis Benefits Insurance Company (the Company), for the year ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the Company's results of operations and cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 17, 2000                                          /s/ ERNST & YOUNG LLP

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                            DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                                        2000
                                                                      2001           (restated)
------------------------------------------------------------------------------------------------
                                                                    (In thousands, except share
                                                                               data)
ASSETS
  Investments:
    Fixed maturities, at fair value (amortized cost 2001 --
     $2,744,158; 2000 -- $3,270,943)                               $ 2,785,442       $ 3,236,446
    Equity securities, at fair value (cost 2001 -- $114,049;
     2000 -- $91,266)                                                  115,348            88,014
    Mortgage loans on real estate, less allowance for
     possible losses (2001 -- $13,118; 2000 -- $11,085)                655,211           856,213
    Policy loans                                                         9,935           111,594
    Short-term investments                                             258,790           171,351
    Real estate and other investments                                   64,424            41,712
------------------------------------------------------------------------------------------------
                                                                     3,889,150         4,505,330
------------------------------------------------------------------------------------------------
  Cash and cash equivalents                                             11,704            17,084
  Receivables:
    Uncollected premiums                                                63,080            68,182
    Reinsurance recoverable on unpaid and paid losses                1,104,617           105,097
    Other                                                               34,027            53,096
------------------------------------------------------------------------------------------------
                                                                     1,201,724           226,375
------------------------------------------------------------------------------------------------
  Accrued investment income                                             50,999            63,330
  Deferred policy acquisition costs                                    108,406           533,313
  Property and equipment at cost, less accumulated
   depreciation                                                          4,972            20,893
  Federal income tax recoverable                                            --             6,029
  Deferred federal income taxes                                        193,022            45,779
  Other assets                                                          12,780             3,543
  Due from affiliates                                                   12,044                --
  Goodwill, less accumulated amortization (2001 -- $5,720;
   2000 -- $4,195)                                                     167,992            26,690
  Assets held in separate accounts                                   4,372,559         5,184,083
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $10,025,352       $10,632,449
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                          STATEMENTS OF BALANCE SHEETS

                                                                            DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                                        2000
                                                                      2001           (restated)
------------------------------------------------------------------------------------------------
                                                                    (In thousands, except share
                                                                               data)
POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S EQUITY
  Policy reserves and liabilities:
    Future policy benefit reserves:
      Traditional and pre-need life insurance                      $ 1,796,952       $ 1,854,095
      Interest sensitive and investment products                     1,052,932         1,027,079
      Accident and health                                            1,110,436         1,007,789
------------------------------------------------------------------------------------------------
                                                                     3,960,320         3,888,963
------------------------------------------------------------------------------------------------
    Unearned revenues                                                   54,811            35,132
    Other policy claims and benefits payable                           265,702           244,755
    Policyholder dividends payable                                       2,023             9,470
------------------------------------------------------------------------------------------------
                                                                     4,282,856         4,178,320
------------------------------------------------------------------------------------------------
    Accrued expenses                                                    92,783            76,041
    Current income taxes payable                                        80,306                --
    Other liabilities                                                  106,220           118,975
    Dividends declared and unpaid                                           --            75,000
    Deferred gain on reinsurance ceded                                 369,833            25,909
    Due to affiliates                                                       --             7,883
    Liabilities related to separate accounts                         4,372,559         5,159,275
------------------------------------------------------------------------------------------------
                       TOTAL POLICY RESERVES AND LIABILITIES         9,304,557         9,641,403
------------------------------------------------------------------------------------------------
  Shareholder's equity:
    Common stock, $5 par value: authorized, issued and
     outstanding shares -- 1,000,000                                     5,000             5,000
    Additional paid-in capital                                         516,570           645,757
    Retained earnings                                                  170,811           363,452
    Unrealized gain (loss) on available-for-sale securities
     (net of deferred taxes 2001 -- $16,099; 2000 --
     $(11,880))                                                         29,899           (22,063)
    Unrealized gain on assets held in separate accounts (net
     of deferred taxes 2000 -- $113)                                        --               210
    Unrealized loss due to foreign currency exchange                    (1,485)           (1,310)
------------------------------------------------------------------------------------------------
                                  TOTAL SHAREHOLDER'S EQUITY           720,795           991,046
------------------------------------------------------------------------------------------------
     TOTAL POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
                                                      EQUITY       $10,025,352       $10,632,449
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                                          YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------

                                                                                    2000             1999
                                                                   2001          (restated)       (restated)
------------------------------------------------------------------------------------------------------------
                                                                              (in thousands)
REVENUES:
  Insurance operations:
  Traditional and pre-need life insurance premiums              $  497,053       $  492,288       $  383,654
  Interest sensitive and investment product policy
   charges                                                          49,690          159,728          141,299
  Accident and health insurance premiums                         1,000,935          952,228        1,003,128
------------------------------------------------------------------------------------------------------------
                                                                 1,547,678        1,604,244        1,528,081
------------------------------------------------------------------------------------------------------------
  Net investment income                                            306,377          331,380          289,719
  Net realized (losses) gains on investments                       (34,437)         (21,629)          18,854
  Amortization of gain on reinsured business                        52,179            5,000            1,101
  Other income                                                      13,161            9,607           11,663
------------------------------------------------------------------------------------------------------------
                                           TOTAL REVENUES        1,884,958        1,928,602        1,849,418
------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Benefits to policyholders:
    Traditional and pre-need life insurance                        422,478          413,326          303,139
    Interest sensitive investment products                          39,701           89,062           96,116
    Accident and health claims                                     773,926          750,048          812,144
------------------------------------------------------------------------------------------------------------
                                                                 1,236,105        1,252,436        1,211,399
------------------------------------------------------------------------------------------------------------
  Policyholder dividends                                               966            2,685            3,114
  Amortization of deferred policy acquisition costs                 55,936           55,311           50,274
  Insurance commissions                                            141,623          131,772          130,814
  General and administrative expenses                              287,495          348,968          319,275
------------------------------------------------------------------------------------------------------------
                              TOTAL BENEFITS AND EXPENSES        1,722,125        1,791,172        1,714,876
------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                 162,833          137,430          134,542
Federal income taxes                                                55,474           44,820           44,869
------------------------------------------------------------------------------------------------------------
                                               NET INCOME       $  107,359       $   92,610       $   89,673
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                                Accumulated
                                                                                                   Other
                                                    Common   Additional Paid-In    Retained    Comprehensive
                                         Total      Stock         Capital          Earnings    (Loss) Income
------------------------------------------------------------------------------------------------------------
                                                                  (In thousands)
Balance, December 31, 1998 (restated)  $1,060,655   $5,000        $645,757         $337,655      $  72,243
Comprehensive income :
  Net income                               89,673      --               --           89,673             --
  Change in unrealized losses on
   investments, net                      (150,037)     --               --               --       (150,037)
------------------------------------------------------------------------------------------------------------
  Total comprehensive loss                (60,364)
------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999 (restated)   1,000,291   5,000          645,757          427,328        (77,794)
Comprehensive income :
  Net income                               92,610      --               --           92,610             --
  Change in unrealized gain on
   investments, net                        54,631      --               --               --         54,631
------------------------------------------------------------------------------------------------------------
  Total comprehensive income              147,241
  Dividend                               (156,486)     --               --         (156,486)            --
------------------------------------------------------------------------------------------------------------
Balance, December 31, 2000 (restated)     991,046   5,000          645,757          363,452        (23,163)
Comprehensive income :
  Net income                              107,359      --               --          107,359             --
  Change in unrealized gain on
   investments, net                        51,577      --               --               --         51,577
------------------------------------------------------------------------------------------------------------
  Total comprehensive income              158,936
  Net deemed dividend to parent          (129,187)     --         (129,187)              --             --
  Dividend                               (300,000)     --               --         (300,000)            --
------------------------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001  $  720,795   $5,000        $516,570         $170,811      $  28,414
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                      YEARS ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------

                                                                               2000          1999
                                                                 2001       (restated)    (restated)
-----------------------------------------------------------------------------------------------------
                                                                          (In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $   107,359   $    92,610   $    89,673
  Adjustments to reconcile net income to net cash provided
   by operating activities:
    Provision for depreciation and amortization of goodwill         2,769         6,628        14,602
    Amortization of gain on reinsured business                    (52,179)       (5,000)       (1,101)
    Amortization of investment (discounts) premiums, net           (8,065)        4,190         5,997
    Net realized losses (gains) on sold investments                28,529        18,500       (18,903)
    Write-off of investment                                         5,907         3,129            --
    Policy acquisition costs deferred                             (74,993)     (118,826)     (105,888)
    Amortization of deferred policy acquisition costs              55,936        55,311        50,274
    Provision for deferred federal income taxes                  (147,243)       (8,093)       20,317
    Decrease in income taxes recoverable                          163,445       (13,963)         (866)
    Change in receivables, accrued investment income,
     unearned premiums, accrued expenses, other assets, due
     to and from affiliates and other liabilities                  37,210       (51,691)         (914)
    Increase (decrease) in future policy benefit reserves
     for traditional, interest sensitive and accident and
     health policies                                              121,712       165,148       120,142
    Increase (decrease) in other policy claims and benefits
     and policyholder dividends payable                            13,360       (25,303)        5,012
    Other                                                          (1,947)          174            --
-----------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      251,800       122,814       178,345
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of fixed maturity investments                      (1,400,355)   (1,757,391)   (2,149,606)
  Sales and repayments of fixed maturity investments            1,729,692     1,992,838     2,134,102
  (Increase) decrease in short-term investments                   (87,459)      (47,669)      (45,461)
  Purchases of other investments                                 (222,285)     (363,978)     (305,889)
  Sales of other investments                                      294,350       298,927       353,267
  Sales (purchases) of property and equipment                      17,190          (603)       (7,213)
  Cash received pursuant to reinsurance agreement                 (27,176)       17,591         3,374
  Cash paid pursuant to reinsurance agreement                    (162,003)           --            --
-----------------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES      141,954       139,715       (17,426)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Activities related to investment products:
    Considerations received                                        43,713       226,139       237,375
    Surrenders and death benefits                                 (79,329)     (448,349)     (416,537)
    Interest credited to policyholders                              7,174        32,886        39,855
  Dividend                                                       (375,000)      (81,486)           --
  Change in foreign exchange rate                                   4,308         2,731        (5,077)
-----------------------------------------------------------------------------------------------------
                       NET CASH USED IN FINANCING ACTIVITIES     (399,134)     (268,079)     (144,384)
-----------------------------------------------------------------------------------------------------
(Decrease) increase in cash and cash equivalents                   (5,380)       (5,550)       16,535
Cash and cash equivalents at beginning of year                     17,084        22,634         6,099
-----------------------------------------------------------------------------------------------------
                    CASH AND CASH EQUIVALENTS AT END OF YEAR  $    11,704   $    17,084   $    22,634
-----------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                   YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                 2001         2000       1999
------------------------------------------------------------------------------------------------
                                                                        (In thousands)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
  Assets and liabilities transferred in reinsurance
   transactions (Note 9):
    Cessations of FFG in 2001 and LTC in 2000:
      Non-cash assets (ceded) received:
        Compensation for ceded liabilities                    $  (500,000)  $     --   $      --
        Fixed maturities                                         (161,579)        --          --
        Other investments                                        (196,987)        --          --
        Capital gains on assets transferred                           582         --          --
        Other assets                                              (20,367)      (157)         --
        Deferred acquisition costs                               (441,555)   (20,829)         --
------------------------------------------------------------------------------------------------
                      TOTAL VALUE OF ASSETS (CEDED) RECEIVED  $(1,319,906)  $(20,986)  $      --
------------------------------------------------------------------------------------------------
      Non-cash liabilities ceded (assumed):
        Ceding commission                                     $   500,000   $     --   $      --
        Future policy benefit reserves                          1,049,137     15,086          --
        Claim liabilities and dividends payable                    14,928          7          --
        Unearned premium reserves                                     241      7,641          --
        Separate accounts seed money liability                    (21,387)        --          --
        Other liabilities                                           1,515       (320)         --
        Proceeds reallocation                                     198,750         --          --
------------------------------------------------------------------------------------------------
                           TOTAL LIABILITIES CEDED (ASSUMED)  $ 1,743,184   $ 22,414   $      --
------------------------------------------------------------------------------------------------
      Deemed dividend to parent                               $  (198,750)  $     --   $      --
      Deferred tax asset                                           69,563         --          --
------------------------------------------------------------------------------------------------
                               NET DEEMED DIVIDEND TO PARENT  $  (129,187)  $     --   $      --
------------------------------------------------------------------------------------------------
    Assumptions of Protective DBD in 2001 and UFL in 1999:
      Non-cash assets assumed:
        Fixed maturities                                      $        --   $     --   $ 517,091
        Other investments                                              --         --     121,696
        Goodwill and intangibles                                  143,204         --          --
        Other assets                                               20,890         --      12,763
        Deferred acquisition costs                                     --         --      35,882
        Federal income tax recoverable                             77,110         --          --
------------------------------------------------------------------------------------------------
                                        TOTAL ASSETS ASSUMED  $   241,204   $     --   $ 687,432
------------------------------------------------------------------------------------------------
      Non-cash liabilities assumed
        Future policy benefit reserves                        $   (21,913)  $     --   $(685,932)
        Unearned premium reserves                                 (13,975)        --          --
        Claim liabilities and dividends payable                   (15,068)        --      (4,874)
        Accrued expenses and other liabilities                    (28,245)        --          --
------------------------------------------------------------------------------------------------
                                   TOTAL LIABILITIES ASSUMED  $   (79,201)  $     --   $(690,806)
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the Company) is an indirect wholly-owned subsidiary of Fortis, Inc. (Fortis), which itself is an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. The Company is incorporated in Minnesota and distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual pre-need products.

Effective March 1, 2000, the Company sold through cessation long-term care insurance business to John Hancock Life Insurance Company on a 100% co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective April 1, 2001, the Company sold through cessation certain individual life insurance policies and annuity contracts to Hartford Life Insurance and Annuity Company on a 100% co-insurance basis and it's Separate Accounts business on a 100% modified co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective July 1, 2001, the Company completed a statutory merger in which Pierce National Life Insurance Company (PNL), a California insurance company, merged with and into the Company (the Merger). Immediately prior to the Merger, both the Company and PNL were indirect wholly owned subsidiaries of Fortis, Inc., a Nevada corporation and a holding company for certain insurance companies in the United States. The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies. Prior period financial statements have been restated to reflect the merger.

On December 31, 2001, the Company purchased the Dental Benefits Division of Protective Life Corporation. The Purchase includes group dental, group life and group disability insurance products. The Company will reinsure these insurance products on a 100% co-insurance basis and perform administration of such insurance products. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. The adoption of SOP 98-7 did not have a material effect on the Company's results of operations or financial position.

In June 2001, the Financial Accounting Standards Board issued statement of Financial Accounting Standards (SFAS) 141, Business Combinations, and SFAS 142, Goodwill and Other Intangible Assets. SFAS 141 addresses financial accounting and reporting for business combinations and requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method. The Company applied the provisions of SFAS 141 for all business combinations subsequent to June 30, 2001. SFAS 142 eliminates the amortization of goodwill and certain intangible assets that are deemed to have indefinite lives and requires such assets to be tested for impairment and to be written down to fair value, if necessary. The Company is currently assessing its goodwill for impairment and has not yet determined whether or to what extent this new statement will affect the financial statements.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments and all marketable equity securities are classified as available-for-sale and carried at fair value.

Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Mortgage loans constitute first liens on commercial real estate and other income producing properties. The insurance statutes in Minnesota generally require that the initial principal loaned not exceed 80% of the appraised value of the property securing the loan. The Company's policy fully complies with this statute. Mortgage loans on real estate are reported at amortized cost, less allowance for possible losses. The change in the allowance for possible losses is recorded with realized gains and losses on investments.

Policy loans are reported at their unpaid balance. Short-term investments are carried at cost which approximates fair value.

Real estate and other investments consist principally of property acquired in satisfaction of debt and limited partnerships, respectively. Real estate is recorded at cost or carrying value of loans foreclosed less allowances for depreciation. The Company provides for depreciation on a straight-line basis over the estimated useful lives. Other investments are accounted for using the equity method of accounting.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For traditional and pre-need life insurance and long-term care products (included as accident and health products), such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $1,243, $4,831 and $12,809 for the years ended December 31, 2001, 2000 and 1999, respectively.

INCOME TAXES

Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting and the tax bases and are measured using the currently enacted tax rates.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

SEPARATE ACCOUNTS

Effective April 1, 2001, the Company sold through cessation its separate accounts business to Hartford Life Insurance and Annuity Company on a 100% modified co-insurance basis. Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of income.

Assets and liabilities associated with the separate accounts relate to deposits and annuity considerations for variable life and variable annuity products for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance and pre-need life products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for universal life and investment products ranged from 3% to 14% in 2001, 4% to 15% in 2000 and 3.5% to 12% in 1999.

A portion of the Company's pre-need life products provide an increasing future benefit tied typically to the U.S. Consumer Price Index or a targeted growth rate established at management's discretion. All pre-need life products that have death benefit increases made at management's discretion are accounted for as interest-sensitive life products.

Premiums for accident and health insurance products, including medical, long- and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

COMPREHENSIVE INCOME
Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available-for-sale, net of the effect on deferred policy acquisition costs and taxes.
STATEMENTS OF CASH FLOWS

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

RECLASSIFICATIONS

Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

3. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of the available-for-sale securities:

                                                                Gross              Gross
                                           Amortized          Unrealized         Unrealized
                                              Cost              Gains              Losses           Fair Value
                                           -------------------------------------------------------------------
AT DECEMBER 31, 2001:
  Fixed maturities:
    Governments                            $  216,644          $ 3,554            $  3,583          $  216,615
    Public utilities                          191,860            4,777               4,834             191,803
    Industrial and miscellaneous            2,048,100           69,239              34,104           2,083,235
    Other                                     287,554            6,701                 466             293,789
                                           -------------------------------------------------------------------
Total fixed maturities                      2,744,158           84,271              42,987           2,785,442
  Equity securities                           114,049            6,012               4,713             115,348
                                           -------------------------------------------------------------------
                                    TOTAL  $2,858,207          $90,283            $ 47,700          $2,900,790
                                           -------------------------------------------------------------------
AT DECEMBER 31, 2000:
  Fixed maturities:
    Governments                            $  420,539          $18,176            $    601          $  438,114
    Public utilities                          267,144            4,182               5,121             266,205
    Industrial and miscellaneous            2,313,100           30,665              85,376           2,258,389
    Other                                     270,160            4,941               1,363             273,738
                                           -------------------------------------------------------------------
Total fixed maturities                      3,270,943           57,964              92,461           3,236,446
  Equity securities                            91,266            5,160               8,412              88,014
                                           -------------------------------------------------------------------
                                    TOTAL  $3,362,209          $63,124            $100,873          $3,324,460
                                           -------------------------------------------------------------------

The amortized cost and fair value of available-for-sale investments in fixed maturities at December 31, 2001, by contractual maturity, are shown below.

                                                              Amortized
                                                                 Cost            Fair Value
                                                              -----------------------------
Due in one year or less                                       $  140,972         $  142,518
Due after one year through five years                            440,342            453,284
Due after five years through ten years                           981,551            990,470
Due after ten years                                            1,181,293          1,199,170
                                                              -----------------------------
                                                       TOTAL  $2,744,158         $2,785,442
                                                              -----------------------------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 36% and 37% of outstanding principal is concentrated in the states of New York, California and Florida, at December 31, 2001 and 2000, respectively. Loan commitments outstanding totaled $0 and $8,000 at December 31, 2001 and 2000 respectively.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $64,176 and $93,940 at December 31, 2001 and 2000, respectively, on deposit with various governmental authorities as required by law.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, are set forth below:

                                                            Before-Tax         Tax Benefit         Net-of-Tax
                                                              Amount            (Expense)            Amount
                                                            -------------------------------------------------
December 31, 2001:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $ 123,988           $(43,904)          $  76,168
    Increase in amortization of deferred policy
     acquisition costs                                         (1,752)               612              (1,140)
    Reclassification for gains (losses) realized in net
     income                                                   (42,061)            14,694             (23,451)
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE GAIN  $  80,175           $(28,598)          $  51,577
                                                            -------------------------------------------------
December 31, 2000:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $ 117,559           $(41,145)          $  76,414
    Increase in amortization of deferred policy
     acquisition costs                                         (2,314)               810              (1,504)
    Reclassification for gains (losses) realized in net
     income                                                   (31,198)            10,919             (20,279)
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE GAIN  $  84,047           $(29,416)          $  54,631
                                                            -------------------------------------------------
December 31, 1999:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $(256,773)          $ 89,871           $(166,902)
    Decrease in amortization of deferred policy
     acquisition costs                                          9,142             (3,200)              5,942
    Reclassification for gains (losses) realized in net
     income                                                    16,805             (5,882)             10,923
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE LOSS  $(230,826)          $ 80,789           $(150,037)
                                                            -------------------------------------------------

NET INVESTMENT INCOME AND NET REALIZED (LOSSES) GAINS ON INVESTMENTS

Major categories of net investment income and realized (losses) gains on investments for each year were as follows:

                                                                                  2000               1999
                                                                2001           (restated)         (restated)
                                                              ----------------------------------------------
NET INVESTMENT INCOME:
  Fixed maturities                                            $217,535          $240,163           $215,664
  Equity securities                                             16,967            15,842              8,274
  Mortgage loans on real estate                                 65,524            72,278             59,307
  Policy loans                                                   2,156             7,114              5,664
  Short-term investments                                           939               600                979
  Real estate and other investments                              9,428             2,877              6,695
                                                              ----------------------------------------------
                                                               312,549           338,874            296,583
  Expenses                                                      (6,172)           (7,494)            (6,864)
                                                              ----------------------------------------------
                                                              $306,377          $331,380           $289,719
                                                              ----------------------------------------------
NET REALIZED (LOSSES) GAINS ON INVESTMENTS:
  Fixed maturities                                            $(35,594)         $(35,889)          $(17,060)
  Equity securities                                             (6,467)            4,691             33,865
  Mortgage loans on real estate                                  7,810                --                 --
  Short-term investments                                          (129)              120                (50)
  Real estate and other investments                                (57)            9,449              2,099
                                                              ----------------------------------------------
                                                              $(34,437)         $(21,629)          $ 18,854
                                                              ----------------------------------------------

Proceeds from sales of investments in fixed maturities were $1,729,692, $1,992,838 and $2,134,102 in 2001, 2000 and 1999, respectively. Gross gains of
$47,473, $16,692 and $12,918 and gross losses of $83,067, $52,581 and $29,978 were realized on the sales in 2001, 2000 and 1999, respectively.

4. DEFERRED POLICY ACQUISITION COSTS

The changes in deferred policy acquisition costs by product were as follows:

                                                           Interest Sensitive
                                   Traditional and           and Investment             Accident
                                    Pre-Need Life               Products               and Health           Total
                                   --------------------------------------------------------------------------------
Balance, December 31, 1999            $107,679                  $ 366,724               $ 18,498          $ 492,901
Acquisition costs deferred              20,866                     95,284                  2,983            119,133
Acquisition costs amortized            (21,806)                   (32,854)               (21,481)           (76,141)
Foreign currency conversion               (262)                        (4)                    --               (266)
Increased amortization of
 deferred acquisition costs from
 unrealized gains on
 available-for-sale securities              --                     (2,314)                    --             (2,314)
                                   --------------------------------------------------------------------------------
Balance, December 31, 2000             106,477                    426,836                     --            533,313
Acquisition costs deferred              52,413                     22,580                     --             74,993
Acquisition costs amortized            (51,811)                  (445,681)                    --           (497,492)
Foreign currency conversion               (615)                       (41)                    --               (656)
Increased amortization of
 deferred acquisition costs from
 unrealized gains on
 available-for-sale securities              --                     (1,752)                    --             (1,752)
                                   --------------------------------------------------------------------------------
Balance, December 31, 2001            $106,464                  $   1,942               $     --          $ 108,406
                                   --------------------------------------------------------------------------------

Included in total policy acquisition costs amortized in 2001 are $441,555 of acquisition costs and $8,013 of present value of future profits resulting from the reinsurance cession agreement on certain individual life insurance policies and annuity contracts with Hartford Life Insurance Company, which became effective April 1, 2001. See Note 9 "Reinsurance" for more information on the reinsurance transaction.

Included in total policy acquisition costs amortized in 2000 is $20,829 of acquisition costs resulting from the long-term care reinsurance cession agreement with John Hancock Life Insurance Company, which became effective
March 1, 2000. See Note 9, "Reinsurance" for more information on the reinsurance transaction.

5. PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 for each year follows:

                                                                2001             2000
                                                              -------------------------
Land                                                          $     --         $  1,900
Building and improvements                                        2,106           27,019
Furniture and equipment                                         49,878           79,051
                                                              -------------------------
                                                                51,984          107,970
Less accumulated depreciation                                  (47,012)         (87,077)
                                                              -------------------------
Net property and equipment                                    $  4,972         $ 20,893
                                                              -------------------------

During 2001, land, building and furniture and equipment with book values of $1,900, $15,307, and $1,605, respectively, were sold to Hartford Life and Annuity Insurance Company for $20,791.

6. ACCIDENT AND HEALTH RESERVES

Activity for the liability for unpaid accident and health claims is summarized as follows:

                                                                          Years Ended December 31
                                                                --------------------------------------------
                                                                   2001             2000             1999
                                                                --------------------------------------------
Balance as of January 1, net of reinsurance recoverables        $1,154,773       $1,140,084       $1,062,447
  Add: Incurred losses related to:
    Current year                                                   822,695          753,173          824,944
    Prior years                                                    (36,591)         (25,859)         (12,800)
                                                                --------------------------------------------
                                    TOTAL INCURRED LOSSES          786,104          727,314          812,144
                                                                --------------------------------------------
  Deduct: Paid losses related to:
    Current year                                                   434,095          428,725          468,404
    Prior years                                                    259,202          283,900          266,103
                                                                --------------------------------------------
                                        TOTAL PAID LOSSES          693,297          712,625          734,507
                                                                --------------------------------------------
Balance as of December 31, net of reinsurance
 recoverables                                                   $1,247,580       $1,154,773       $1,140,084
                                                                --------------------------------------------

The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

Included in incurred losses presented above related to current year is $12,178 of reserves assumed resulting from the Dental Benefits Division of Protective Life Corporation reinsurance agreement which became effective December 31, 2001. See Note 9 "Reinsurance" for more information on this reinsurance transaction.

Excluded from incurred losses presented above related to prior year is $22,734 of reserves ceded resulting from the long-term care reinsurance agreement with John Hancock Life Insurance Company, which became effective March 1, 2000. See
Note 9 "Reinsurance" for more information on this reinsurance transaction.

In each of the years presented above, the accident and health insurance line of business experienced overall favorable development on claims reserves established as of the previous year end. The favorable development was a result of a reduction of loss reserves due to ongoing analysis of recent loss development trends.

The liability for unpaid accident and health claims includes $1,109,112 and $1,042,180 of total disability income reserves as of December 31, 2001 and 2000, respectively, which were discounted for anticipated interest earnings using a rate which varies by incurral year.

7. FEDERAL INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

The significant components of the Company's deferred tax liabilities and assets as of December 31, 2001 and 2000 are as follows:

                                                                     2001           2000
                                                                   -----------------------
Deferred tax assets:
  Deferred gain on reinsurance                                     $129,427       $  3,497
  Separate account assets/liabilities                                 8,418         72,599
  Reserves                                                           24,356         41,171
  Deferred policy acquisition costs                                  23,427             --
  Claims and benefits payable                                         7,706          7,445
  Accrued liabilities                                                 8,229         15,002
  Unrealized losses                                                      --         13,007
  Investments                                                         4,515         14,639
  Other                                                               6,508          8,304
                                                                   -----------------------
                                   TOTAL DEFERRED TAX ASSETS        212,586        175,664
                                                                   -----------------------
Deferred tax liabilities:
Deferred policy acquisition costs                                        --        117,568
  Unrealized gains                                                   16,523            747
  Fixed assets                                                        1,075          3,143
  Investments                                                         1,966          5,632
  Other                                                                  --          2,795
                                                                   -----------------------
                              TOTAL DEFERRED TAX LIABILITIES         19,564        129,885
                                                                   -----------------------
                                      NET DEFERRED TAX ASSET       $193,022       $ 45,779
                                                                   -----------------------

As of December 31, 2001, the Company had a balance of $12,145 in its Policyholder Surplus Account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that certain future events occur.

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

The Company's tax expense (benefit) for the year ended December 31 is shown as follows:

                                                                     2001          2000          1999
                                                                   ------------------------------------
Current                                                            $ 84,696       $52,981       $33,601
Deferred                                                            (29,222)       (8,161)       11,268
                                                                   ------------------------------------
                                                                   $ 55,474       $44,820       $44,869
                                                                   ------------------------------------

Federal income tax payments and refunds resulted in net payments of $8,684, $67,384 and $24,641 in 2001, 2000 and 1999, respectively.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                     2001           2000           1999
                                                                   --------------------------------------
Statutory income tax rate                                            35.0%          35.0%          35.0%
Other, net                                                           (0.9)          (2.1)          (1.7)
                                                                   --------------------------------------
                                                                     34.1%          32.9%          33.3%
                                                                   --------------------------------------

8. ASSETS HELD IN SEPARATE ACCOUNTS

Separate account assets at December 31 were as follows:

                                                                      2001             2000
                                                                   ---------------------------
Premium and annuity considerations for the variable annuity
 products and variable universal life products for which the contract holder, rather than the Company, bears the
 investment risk                                                   $4,372,559       $5,159,275
Assets of the separate accounts owned by the Company, at
 fair value                                                                --           24,808
                                                                   ---------------------------
                                                                   $4,372,559       $5,184,083
                                                                   ---------------------------

9. REINSURANCE

In the second quarter of 1996, First Fortis Life Insurance Company (First Fortis), an affiliate, received approval from the New York State Insurance Department for a reinsurance agreement with the Company. The agreement, which became effective as of January 1, 1996, decreased First Fortis' long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims incurred on and after January 1, 1996. The Company has assumed $6,622, $6,884 and $6,580 of premium from First Fortis in 2001, 2000 and 1999, respectively. The Company has assumed $17,480 and $14,366 of reserves in 2001 and 2000, respectively, from First Fortis.

In the fourth quarter of 1999, United Family Life Insurance Company (UFL), an affiliate, received approval from the state of Georgia for a reinsurance agreement with the Company. The agreement, which became effective October 1, 1999, provided for the cession of substantially all of UFL's pre-need life insurance business on a 100% co-insurance basis. The Company assumed approximately $690,806 of reserves and received approximately $654,924 of cash, investments (primarily fixed maturities and mortgages) and other assets as of October 1, 1999. The $35,882 ceding commission was capitalized as an acquisition cost. The Company has assumed premium from UFL of $35,919 in 2001 and $63,069 in 2000. The Company has assumed $696,961 and $679,969 of reserves in 2001 and 2000, respectively, from UFL.

In the first quarter of 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $19,019. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized was $2,581 and $3,100 in 2001 and 2000, respectively. The Company ceded $69,719 and $41,309 of premiums and $62,637 and $32,222 of reserves to John Hancock in 2001 and 2000 respectively.

In the second quarter of 2001, the Company entered into a reinsurance agreement with Hartford Life Insurance and Annuity Company (Hartford) for the sale (Sale) of its Fortis Financial Group division (the Division). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the Insurance Contracts) written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To effect the Sale as it relates to the Company, The Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the Sale aggregate cash consideration of approximately $500 million from The Hartford. The reinsurance transaction resulted in a gain of $396,102 which was deferred and will be amortized into income at the rate that earnings from the business sold would have expected to emerge. The amount of gain amortized in 2001 was $47,928.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $79,000 of reserves, $241,000 of assets including $143,000 of goodwill, and paid cash of approximately $162,000 as of December 31, 2001.

The maximum amount that the Company retains on any one life is $1,300 of life insurance including accidental death. Amounts in excess of $1,300 are reinsured with other life insurance companies on a yearly renewable term basis.

Ceded reinsurance premiums for the year ended December 31 were as follows:

                                                                     2001          2000          1999
                                                                   ------------------------------------
Life insurance                                                     $435,917       $17,048       $11,167
Accident and health insurance                                        76,132        48,427        17,824
                                                                   ------------------------------------
                                                                   $512,049       $65,475       $28,991
                                                                   ------------------------------------

Recoveries under reinsurance contracts for the year ended December 31 were as follows:

                                                                     2001           2000          1999
                                                                   -------------------------------------
Life insurance                                                      $52,548        $ 6,686       $ 2,160
Accident and health insurance                                         7,420          8,535        13,669
                                                                   -------------------------------------
                                                                    $59,968        $15,221       $15,829
                                                                   -------------------------------------

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

10. DIVIDEND RESTRICTIONS

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policy holders on December 31 of the next preceding year, or the net gain from operations. In 2001, the Company declared dividends of $300,000, all of which was extraordinary.

Approval was sought and received from the Minnesota Department of Commerce for the distribution of the extraordinary dividends. The Company paid $375,000 during 2001, $75,000 of which was declared in 2000.

11. REGULATORY ACCOUNTING REQUIREMENTS

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification required adoption by the various states before it became the prescribed statutory basis of accounting for insurance companies domesticated within those states. Minnesota adopted Codification effective January 1, 2001. The cumulative effect of all changes resulting from the Codification guidance was recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption was an increase to statutory surplus of $33,501 due primarily to deferred taxes.

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                         Net Income                       Shareholder's Equity
                                           --------------------------------------       -------------------------
                                             2001           2000           1999           2001            2000
                                           ----------------------------------------------------------------------
Based on statutory accounting
 practices                                 $(48,149)      $ 99,806       $ 16,765       $ 485,031       $ 508,982
Deferred policy acquisition costs            19,057         63,821         55,752         108,406         533,313
Investment valuation differences             (3,892)        (3,456)        (5,127)         49,062         (28,603)
Deferred and uncollected premiums             2,684            449         (2,700)        (12,934)        (18,222)
Policy reserves                              (2,744)       (13,383)       (21,377)         52,593        (146,255)
Commissions                                   6,722        (45,485)        75,547               5              --
Current income taxes payable                (60,568)         2,616         (8,882)          1,384         (10,117)
Deferred income taxes                        29,221          8,162         (9,474)        162,081          45,779
Realized gains on investments                 3,444         (4,958)        (4,729)             --              --
Realized gains (losses) transferred
 to the Interest Maintenance Reserve
 (IMR), net of tax                            6,011        (17,376)        (8,489)             --              --
Amortization of IMR, net of tax                 672         (5,352)        (8,363)             --              --
Write-off of investment                      (5,907)        (3,129)            --              --              --
Pension expense                               3,745         (2,145)        (1,475)         (6,256)         (9,985)
Goodwill and intangibles                     (1,535)        (1,551)        (1,643)        174,492          26,778
Property and equipment                       (1,255)            --             --           2,532           3,261
Interest maintenance reserve                     --             --             --          14,621          31,482
Asset valuation reserve                          --             --             --          55,616          76,317
Ceded reinsurance agreement                   8,998             --             --        (361,513)             --
Assumed reinsurance agreement               147,429             --             --              --              --
Other, net                                    3,426         14,591         13,868          (4,325)        (21,684)
                                           ----------------------------------------------------------------------
Based on generally accepted
 accounting principles                     $107,359       $ 92,610       $ 89,673       $ 720,795       $ 991,046
                                           ----------------------------------------------------------------------

12. TRANSACTIONS WITH AFFILIATED COMPANIES

The Company receives various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Fortis, Inc. for these services for years ended December 31, 2001, 2000 and 1999, were $9,332, $11,174 and $13,434, respectively. Information technology expenses were $10,436, $47,123 and $59,390 for years ended December 31, 2001, 2000 and 1999, respectively.

In conjunction with the marketing of its fixed and variable annuity and variable life products, the Company paid $19,313, $93,107 and $79,413 in commissions to its affiliate, Fortis Investors, Inc., for the years ended December 31, 2001, 2000 and 1999, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

13. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities and equity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans are reported at unpaid principal balance less allowances for possible losses. The fair values of mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of policy loans reported in the Balance Sheet approximates fair value. For short-term investments, the carrying amount is a reasonable estimate of fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value. Separate account assets and liabilities are reported at their estimated fair values in the Balance Sheet.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                       December 31, 2001                 December 31, 2000
                                                  ---------------------------       ---------------------------
                                                   Carrying                          Carrying
                                                    Amount         Fair Value         Amount         Fair Value
                                                  -------------------------------------------------------------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                            $2,785,442       $2,791,350       $3,236,446       $3,236,446
      Equity securities                              115,348          115,348           88,014           88,014
  Mortgage loans on real estate                      655,211          690,026          856,213          890,173
  Policy loans                                         9,935            9,935          111,594          111,594
  Short-term investments                             258,790          258,790          171,351          171,351
  Assets held in separate accounts                 4,372,559        4,372,559        5,184,083        5,184,083
LIABILITIES:
  Individual and group annuities (subject
   to discretionary withdrawal)                      286,367          276,900          637,080          621,596
  Liabilities related to separate accounts         4,372,559        4,372,559        5,159,275        5,159,275

14. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

15. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. Fortis Inc.'s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $4,114, $2,097 and $2,223 for 2001, 2000 and 1999, respectively.

The Company participates in a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $5,216, $4,573 and $3,711 for 2001, 2000 and 1999, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2001, 2000 and 1999. The Company made contributions to the postretirement benefit plans of approximately $1,049, $0 and $19 in 2001, 2000 and 1999, respectively, as claims were incurred.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements And Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)  Exhibits:

     (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

     (2)  Not applicable.

     (3)  a)  Form of Principal Underwriter and Servicing Agreement.(1)

          b)  Form of Dealer Sales Agreement.(1)

     (4)  Form of Variable Annuity Contract.(2)

     (5)  Form of Application.

     (6)  a)  Articles of Incorporation of Fortis Benefits Insurance Company.(1)

          b)  By-laws of Fortis Benefits Insurance Company.(1)

     (7)  Reinsurance Contract and Administrative Services Agreement.(1)

     (8)  Form of Participation Agreement.(1)

     (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

     (10) a)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (10) b)  Consent of PricewaterhouseCoopers LLP.

     (10) c)  Consent of Ernst & Young LLP.

     (10) d)  Assurances Letter.

     (11) No Financial Statements are omitted.

     (12) Not applicable.

     (13) Not applicable.

     (14) Copy of Power of Attorney.

     (15) Organizational Chart.(1)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 33-19421 filed with the Commission on April 28, 1998.

Item 25. Directors and Officers of Depositor

NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------                             -----------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer
Benjamin Cutler (4)                          Executive Vice President (President - Fortis Health)
Michael John Peninger (3)                    Executive Vice President (President - Group Nonmedical)
J. Kerry Clayton (1)                         Chairman of the Board, Director
Arie Aristide Fakkert (2)                    Director
A.W. Feagin (5)                              Director
Leslie Silvester (1)                         Director
Larry M. Cains (1)                           Treasurer

----------
(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  515 West Wells, Milwaukee, WI 53201.

(5)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328



Item 26. Persons Controlled By Or Under Control With The Depositor Or
         Registrant

         See Item 24, Exhibit 15.

Item 27. Number Of Contract Owners

         As of February 7, 2002 there were 64,885 Contract Owners.

Item 28. Indemnification

Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
         -----------------------------------                 -----
         Robert Kerner**                                     Director, Chief Executive Officer and President
         Richard Fergesen*                                   Chief Financial Officer, Treasurer and Financial Principal
         Walter White*                                       Director, Senior Vice President of Operations and
                                                             Operations Principal
         John Hite*                                          Vice President, Secretary and Chief Legal Officer
         Brian Murphy*                                       Vice President
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah Harding*                                      Assistant Secretary
         Lois Grady*                                         Director

         ------------------
         *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 30. Location Of Accounts And Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:                        576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 31. Management Services

Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 19th day of April, 2002.


VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:    ROBERT B. POLLOCK*
     -------------------------------------
       Robert B. Pollock, President


FORTIS BENEFITS INSURANCE COMPANY                  *By: /s/ MARIANNE O'DOHERTY
        (Depositor)                                     ----------------------
                                                           Marianne O'Doherty
                                                           Attorney-in-Fact
By:    ROBERT B. POLLOCK*
     -------------------------------------
       Robert B. Pollock, President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board*
Arie Aristide Fakkert
    Director*
Alan W. Feagin
    Director*
Robert Brian Pollock                                *By: /s/ MARIANNE O'DOHERTY
    President and Director*                              ----------------------
    Chief Executive Officer                              Marianne O'Doherty
Michael John Peninger                                    Attorney-in-Fact
    Director*
Larry M. Cains                                    Date:  April 19, 2002
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer
Leslie Silvester
    Director*

    33-19421

                                  EXHIBIT INDEX

5      Form of Application.

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

10(a)  Consent of Arthur Andersen LLP, Independent Public Accountants.

10(b)  Consent of Pricewaterhouse Coopers LLP.

10(c)  Consent of Ernst & Young LLP.

10(d)  Assurances Letter.

14     Copy of Power of Attorney.